UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                             Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.60%
Aerospace & Defense - 3.51%
AAR Corp.	109,800	$3,000,834
Moog, Inc., Class A*	43,500	2,552,145
Precision Castparts Corp.	10,900	2,476,916

		8,029,895

Airlines - 2.61%
Delta Air Lines, Inc.	125,800	2,967,622
SkyWest, Inc.	207,700	3,015,804

		5,983,426

Auto Components - 5.84%
Delphi Automotive PLC	57,100	3,335,782
Goodyear Tire & Rubber Co. (The)*	203,400	4,566,330
Lear Corp.	38,200	2,733,974
Visteon Corp.*	36,000	2,723,040

		13,359,126

Automobiles - 2.11%
Ford Motor Co.	138,400	2,334,808
Toyota Motor Corp. - Sponsored ADR	19,400	2,483,782

		4,818,590

Beverages - 0.92%
Monster Beverage Corp.*	40,100	2,095,225

Chemicals - 3.98%
CF Industries Holdings, Inc.	12,178	2,567,488
Ecolab, Inc.	28,000	2,765,280
LyondellBasell Industries NV, Class A	36,700	2,687,541
OM Group, Inc.*	32,300	1,091,094

		9,111,403

Commercial Banks - 0.96%
Wells Fargo & Co.	53,400	2,206,488

Computers & Peripherals - 3.11%
Apple, Inc.	4,800	2,288,400
Seagate Technology PLC	56,400	2,466,936
Western Digital Corp.	37,300	2,364,820

		7,120,156

Consumer Finance - 2.10%
Discover Financial Services	47,700	2,410,758
SLM Corp.	96,000	2,390,400

		4,801,158

Containers & Packaging - 2.86%
Graphic Packaging Holding Co.*	275,000	2,354,000

Industry Company	Shares	Value

Containers & Packaging (continued)
Sealed Air Corp.	153,900	$4,184,541

		6,538,541

Diversified Financial Services - 0.96%
Citigroup, Inc.	45,300	2,197,503

Diversified Telecommunication Services - 1.33%
Cincinnati Bell, Inc.*	342,500	931,600
Verizon Communications, Inc.	45,200	2,109,032

		3,040,632

Electric Utilities - 0.95%
Entergy Corp.	34,600	2,186,374

Electrical Equipment - 1.22%
Rockwell Automation, Inc.	26,200	2,801,828

Electronic Equipment, Instruments & Components - 2.03%
Plexus Corp.*	92,100	3,426,120
ScanSource, Inc.*	35,000	1,211,000

		4,637,120

Energy Equipment & Services - 2.01%
Exterran Holdings, Inc.*	79,700	2,197,329
Newpark Resources, Inc.*	189,900	2,404,134

		4,601,463

Food & Staples Retailing - 4.58%
Kroger Co. (The)	80,800	3,259,472
Rite Aid Corp.*	911,600	4,339,216
Safeway, Inc.	90,000	2,879,100

		10,477,788

Food Products - 2.74%
Flowers Foods, Inc.	101,250	2,170,800
Pilgrim’s Pride Corp.*	243,900	4,095,081

		6,265,881

Health Care Equipment & Supplies - 1.17%
Medtronic, Inc.	50,500	2,689,125

Health Care Providers & Services - 6.21%
AmerisourceBergen Corp.	40,700	2,486,770
Centene Corp.*	42,400	2,711,904
DaVita HealthCare Partners, Inc.*	41,400	2,355,660
HCA Holdings, Inc.	57,800	2,470,950
Molina Healthcare, Inc.*	59,500	2,118,200
Tenet Healthcare Corp.*	50,000	2,059,500

		14,202,984

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Durables - 2.04%
Ryland Group, Inc. (The)	54,100	$2,193,214
Sony Corp. - Sponsored ADR	115,100	2,476,952

		4,670,166

Insurance - 6.60%
Arch Capital Group, Ltd.*	49,900	2,701,087
Axis Capital Holdings, Ltd.	59,200	2,563,952
Genworth Financial, Inc., Class A*	220,700	2,822,753
Lincoln National Corp.	108,100	4,539,119
Prudential Financial, Inc.	31,900	2,487,562

		15,114,473

Internet & Catalog Retail - 1.04%
Orbitz Worldwide, Inc.*	246,100	2,369,943

Internet Software & Services - 0.75%
EarthLink, Inc.	346,200	1,713,690

IT Services - 5.91%
Alliance Data Systems Corp.*	14,500	3,066,315
Automatic Data Processing, Inc.	32,400	2,345,112
Computer Sciences Corp.	46,000	2,380,040
Unisys Corp.*	118,100	2,974,939
Western Union Co. (The)	148,500	2,771,010

		13,537,416

Machinery - 2.56%
CIRCOR International, Inc.	19,000	1,181,420
ITT Corp.	77,300	2,778,935
Oshkosh Corp.*	38,600	1,890,628

		5,850,983

Media - 2.18%
Regal Entertainment Group, Class A+	120,900	2,294,682
Time Warner Cable, Inc.	24,200	2,700,720

		4,995,402

Multiline Retail - 0.96%
Nordstrom, Inc.	39,100	2,197,420

Office Electronics - 1.19%
Xerox Corp.	264,700	2,723,763

Oil, Gas & Consumable Fuels - 4.76%
Delek US Holdings, Inc.	85,200	1,796,868
Marathon Petroleum Corp.	40,000	2,572,800
Stone Energy Corp.*	61,000	1,978,230

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tesoro Corp.	56,300	$2,476,074
Valero Energy Corp.	60,500	2,066,075

		10,890,047

Personal Products - 1.02%
Estee Lauder Cos., Inc.,
Class A (The)	33,300	2,327,670

Professional Services - 2.47%
Huron Consulting Group, Inc.*	56,500	2,972,465
Manpowergroup, Inc.	36,900	2,684,106

		5,656,571

Real Estate Investment Trusts (REITs) - 0.90%
Geo Group, Inc. (The)	61,900	2,058,175

Road & Rail - 1.44%
Hertz Global Holdings, Inc.*	95,900	2,125,144
Union Pacific Corp.	7,600	1,180,584

		3,305,728

Semiconductors & Semiconductor Equipment - 5.87%
Amkor Technology, Inc.*,+	526,100	2,256,969
Intel Corp.	97,100	2,225,532
Magnachip Semiconductor Corp.*	144,900	3,119,697
Micron Technology, Inc.*	334,200	5,838,474

		13,440,672

Software - 0.93%
Electronic Arts, Inc.*	82,900	2,118,095

Specialty Retail - 3.90%
Best Buy Co., Inc.	65,800	2,467,500
Gap, Inc. (The)	89,000	3,584,920
O’Reilly Automotive, Inc.*	22,500	2,870,775

		8,923,195

Textiles, Apparel & Luxury Goods - 1.01%
G-III Apparel Group, Ltd.*	42,500	2,320,075

Thrifts & Mortgage Finance - 0.99%
MGIC Investment Corp.*	312,500	2,275,000

Wireless Telecommunication Services - 1.88%
Cellcom Israel, Ltd.*	155,000	1,712,750

2	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A*	32,100	$2,582,766

		4,295,516

TOTAL COMMON STOCKS - 99.60%		227,948,706

(Cost $193,234,293)

	Number of Contracts	Value
CALL OPTIONS PURCHASED - 0.23%
Aflac, Inc.
Expiring November, 2013 at $60.00	390	122,850
Kindred Healhcare, Inc.
Expiring November, 2013 at $15.00	770	19,250
Mylan, Inc.
Expiring October, 2013 at $33.00	720	381,600

TOTAL CALL OPTIONS PURCHASED -0.23%		523,700

(Cost $297,228)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.85%
BlackRock FedFund	0.01%	1,949,590	1,949,590

TOTAL MONEY MARKET FUND - 0.85%			1,949,590

(Cost $1,949,590)
TOTAL INVESTMENTS - 100.68% (Cost $195,481,111)			$230,421,996
Liabilities in Excess of Other Assets - (0.68%)			(1,550,186)

NET ASSETS - 100.00%			$228,871,810

*      Non-income producing security.

+     This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $4,201,622 at September 30, 2013.

^      Rate disclosed as of September 30, 2013.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$227,948,706	$ —	$ —	$227,948,706
Call Options Purchased	523,700	—	—	523,700
Money Market Fund	—	1,949,590	—	1,949,590

TOTAL	$228,472,406	$1,949,590	$ —	$230,421,996

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.92%
Aerospace & Defense - 2.07%
Ducommun, Inc.*	103,100	$2,956,908

Airlines - 1.21%
Republic Airways Holdings, Inc.*	144,800	1,723,120

Auto Components - 1.33%
Shiloh Industries, Inc.	22,800	298,680
Stoneridge, Inc.*	51,700	558,877
Strattec Security Corp.	8,900	341,315
Tower International, Inc.*	34,600	691,654

		1,890,526

Biotechnology - 2.75%
AVEO Pharmaceuticals, Inc.*	440,000	910,800
Galena Biopharma, Inc.*,+	538,100	1,221,487
QLT, Inc.	85,400	395,402
Vanda Pharmaceuticals, Inc.*	126,500	1,387,705

		3,915,394

Building Products - 1.83%
China Ceramics Co., Ltd.	29,500	98,530
Patrick Industries, Inc.*	50,700	1,523,535
PGT, Inc.*	100,000	991,000

		2,613,065

Capital Markets - 2.16%
FBR & Co.*	36,400	975,884
Manning & Napier, Inc.	32,500	542,100
Oppenheimer Holdings, Inc., Class A	25,900	460,243
Solar Senior Capital, Ltd.	60,500	1,093,840

		3,072,067

Chemicals - 2.33%
American Pacific Corp.*	36,400	1,993,264
Chase Corp.	9,700	284,986
Gulf Resources, Inc.*	195,100	333,621
Penford Corp.*	49,900	714,568

		3,326,439

Commercial Banks - 5.31%
1st United Bancorp, Inc.	37,200	272,676
C&F Financial Corp.+	6,700	324,280
Center Bancorp, Inc.	18,300	260,592
Farmers Capital Bank Corp.*	20,000	437,200
Fidelity Southern Corp.	22,229	340,993
First Community Bancshares, Inc.	35,500	580,425

Industry Company	Shares	Value

Commercial Banks (continued)
Guaranty Bancorp	17,700	$242,313
Heritage Commerce Corp.	29,000	221,850
Independent Bank Corp.*	156,700	1,567,000
Intervest Bancshares Corp.*	56,500	448,045
LCNB Corp.+	16,700	327,153
Metro Bancorp, Inc.*	38,700	813,087
Monarch Financial Holdings, Inc.+	24,500	287,875
National Bankshares, Inc.+	1,600	57,424
Old Line Bancshares, Inc.+	10,200	135,864
Old Second Bancorp, Inc.*,+	60,100	341,969
Premier Financial Bancorp, Inc.	10,500	122,220
Suffolk Bancorp*	17,400	308,328
Trico Bancshares	21,000	478,380

		7,567,674

Commercial Services & Supplies - 3.18%
ARC Document Solutions, Inc.*	200,000	918,000
Casella Waste Systems, Inc., Class A*	159,000	914,250
Ceco Environmental Corp.	35,700	502,656
Cenveo, Inc.*	485,300	1,431,635
Costa, Inc.*	17,600	334,752
Metalico, Inc.*	311,300	435,820

		4,537,113

Communications Equipment - 5.07%
Anaren, Inc.*	30,500	777,750
Aviat Networks, Inc.*	303,700	783,546
CalAmp Corp.*	176,900	3,118,747
KVH Industries, Inc.*	31,000	427,800
Mitel Networks Corp.*	34,800	207,756
Tessco Technologies, Inc.	49,100	1,654,670
UTStarcom Holdings Corp.*	91,066	250,432

		7,220,701

Computers & Peripherals - 3.65%
Concurrent Computer Corp.	172,100	1,242,562
Dot Hill Systems Corp.*	54,500	116,630
Hutchinson Technology, Inc.*	428,000	1,489,440
Novatel Wireless, Inc.*	153,900	401,679
Smart Technologies, Inc., Class A*,+	194,300	545,983
Xyratex, Ltd.	126,500	1,407,945

		5,204,239

Construction Materials - 0.21%
U.S. Concrete, Inc.*	15,000	300,900

4	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services - 0.45%
Corinthian Colleges, Inc.*	294,500	$644,955

Diversified Financial Services - 1.11%
Gain Capital Holdings, Inc.	126,100	1,587,599

Diversified Telecommunication Services - 2.88%
Alaska Communications Systems Group, Inc.	452,300	1,162,411
Fairpoint Communications, Inc.*,+	175,000	1,671,250
HickoryTech Corp.	24,900	283,362
Lumos Networks Corp.	45,500	985,985

		4,103,008

Electrical Equipment - 1.12%
Broadwind Energy, Inc.*	110,300	863,649
Lihua International, Inc.*,+	115,800	576,684
Orion Energy Systems, Inc.*	42,000	157,920

		1,598,253

Electronic Equipment, Instruments & Components - 2.14%
Agilysys, Inc.*	41,800	498,256
PCM, Inc.*	33,700	313,410
Perceptron, Inc.	111,700	1,192,956
Speed Commerce, Inc.*	317,900	1,042,712

		3,047,334

Energy Equipment & Services - 0.90%
Forbes Energy Services, Ltd.*	47,900	223,214
Global Geophysical Services, Inc.*	181,000	490,510
North American Energy Partners, Inc.*	105,100	572,795

		1,286,519

Food & Staples Retailing - 0.56%
Pantry, Inc. (The)*	71,400	791,112

Food Products - 1.56%
John B. Sanfilippo & Son, Inc.	49,700	1,152,543
Omega Protein Corp.*	93,600	951,912
SkyPeople Fruit Juice, Inc.*	62,500	123,750

		2,228,205

Health Care Equipment & Supplies - 0.82%
CryoLife, Inc.	105,300	737,100
Kewaunee Scientific Corp.	10,000	171,800

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Medical Action Industries, Inc.*	40,000	$265,600

		1,174,500

Health Care Providers & Services - 7.77%
Addus HomeCare Corp.*	142,900	4,139,813
Alliance HealthCare Services, Inc.*	58,000	1,606,020
BioTelemetry, Inc.*	176,600	1,750,106
Five Star Quality Care, Inc.*	214,900	1,111,033
Providence Service Corp. (The)*	62,700	1,798,863
RadNet, Inc.*	77,300	186,293
Skilled Healthcare Group, Inc., Class A*	109,300	476,548

		11,068,676

Hotels, Restaurants & Leisure - 1.97%
Century Casinos, Inc.*	181,100	1,035,892
MTR Gaming Group, Inc.*	39,000	183,690
Ruth’s Hospitality Group, Inc.	134,100	1,590,426

		2,810,008

Household Durables - 1.43%
Bassett Furniture Industries, Inc.	46,100	746,359
CSS Industries, Inc.	26,200	629,062
Dixie Group, Inc. (The)*	59,400	661,716

		2,037,137

Household Products - 0.22%
Oil-Dri Corp. of America	9,100	307,034

Insurance - 4.57%
CNinsure, Inc.*	40,000	210,000
Crawford & Co., Class B	38,800	376,360
Eastern Insurance Holdings, Inc.	18,700	456,467
Federated National Holding Co.	35,000	333,200
HCI Group, Inc.+	78,200	3,193,688
Independence Holding Co.	10,100	144,228
Investors Title Co.	4,100	307,910
Universal Insurance Holdings, Inc.	211,700	1,492,485

		6,514,338

www.bridgeway.com	5

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail - 1.86%
1-800-Flowers.com, Inc., Class A*	183,500	$904,655
PetMed Express, Inc.+	90,200	1,469,358
Vitacost.com, Inc.*,+	31,700	269,450

		2,643,463

Internet Software & Services - 0.78%
Autobytel, Inc.*	25,600	183,552
BroadVision, Inc.*,+	72,749	691,115
TheStreet, Inc.*	113,700	237,633

		1,112,300

IT Services - 2.14%
CSP, Inc.	16,800	118,776
Edgewater Technology, Inc.*	38,300	201,841
Hackett Group, Inc. (The)	51,400	366,482
Information Services Group, Inc.*	271,100	1,122,354
NCI, Inc., Class A*	85,000	478,550
Pfsweb, Inc.*	60,200	359,394
StarTek, Inc.*	62,100	399,924

		3,047,321

Leisure Equipment & Products - 0.79%
Nautilus, Inc.*	156,600	1,130,652

Life Sciences Tools & Services - 1.34%
Albany Molecular Research, Inc.*	147,900	1,906,431

Machinery - 1.57%
Cleantech Solutions International, Inc.*,+	47,900	257,702
Lydall, Inc.*	39,600	679,932
Manitex International, Inc.*	119,100	1,301,763

		2,239,397

Marine - 0.57%
Eagle Bulk Shipping, Inc.*,+	113,241	813,070

Media - 5.64%
Dex Media, Inc.*,+	108,800	884,544
Gray Television, Inc.*	296,100	2,324,385
Lee Enterprises, Inc.*,+	354,800	936,672
McClatchy Co., Class A (The)*,+	270,000	810,000
Media General, Inc., Class A*,+	155,100	2,211,726
Rentrak Corp.*	19,800	645,876
Salem Communications Corp., Class A	26,600	220,248

		8,033,451

Industry Company	Shares	Value

Metals & Mining - 0.68%
Olympic Steel, Inc.	26,800	$744,504
Sutor Technology Group, Ltd.*	135,200	224,432

		968,936

Multiline Retail - 0.89%
Bon-Ton Stores, Inc. (The)+	120,500	1,271,275

Oil, Gas & Consumable Fuels - 7.34%
Adams Resources & Energy, Inc.	12,600	699,426
BioFuel Energy Corp.*,+	164,800	601,520
Endeavour International Corp.*,+	150,000	802,500
Green Plains Renewable Energy, Inc.	153,000	2,455,650
James River Coal Co.*,+	423,900	839,322
L&L Energy, Inc.*,+	420,500	534,035
Quicksilver Resources, Inc.*	909,100	1,790,927
Renewable Energy Group, Inc.*	121,100	1,834,665
REX American Resources Corp.*	19,800	608,652
Westmoreland Coal Co.*	22,200	292,596

		10,459,293

Personal Products - 0.77%
Female Health Co. (The)	50,000	493,500
Nutraceutical International Corp.	25,300	600,622

		1,094,122

Pharmaceuticals - 0.76%
Lannett Co., Inc.*	20,000	436,400
Pozen, Inc.*	112,600	645,198

		1,081,598

Professional Services - 1.37%
Barrett Business Services, Inc.	23,200	1,561,592
Dolan Co. (The)*	129,600	292,896
VSE Corp.	2,000	93,900

		1,948,388

Real Estate Investment Trusts (REITs) - 2.58%
Agree Realty Corp.	26,160	789,509
Gramercy Property Trust, Inc.*	268,600	1,114,690
Gyrodyne Co. of America, Inc.	5,100	381,990
One Liberty Properties, Inc.	31,100	630,708

6	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Winthrop Realty Trust	67,900	$757,085

		3,673,982

Real Estate Management & Development - 0.28%
China Housing & Land Development, Inc.*,+	80,000	178,400
ZipRealty, Inc.*	40,000	218,800

		397,200

Road & Rail - 1.40%
Covenant Transportation Group, Inc., Class A*	74,700	473,598
P.A.M. Transportation Services, Inc.	12,300	215,127
Saia, Inc.*	41,850	1,304,883

		1,993,608

Semiconductors & Semiconductor Equipment - 1.01%
Actions Semiconductor Co., Ltd. - ADR*	58,000	139,200
Alpha & Omega Semiconductor, Ltd.*	50,000	420,500
Amtech Systems, Inc.*	31,800	232,140
Cascade Microtech, Inc.*	20,000	179,400
NeoPhotonics Corp.*	63,200	467,048

		1,438,288

Software - 1.27%
ePlus, Inc.	15,700	811,376
Evolving Systems, Inc.	23,300	223,913
TeleCommunication Systems, Inc., Class A*	317,000	779,820

		1,815,109

Specialty Retail - 4.11%
Christopher & Banks Corp.*	350,200	2,524,942
Trans World Entertainment Corp.	75,500	349,565
TravelCenters of America LLC*	150,200	1,179,070
Zale Corp.*	118,700	1,804,240

		5,857,817

Thrifts & Mortgage Finance - 2.64%
Fox Chase Bancorp, Inc.	21,000	365,400
Heritage Financial Group, Inc.	37,400	651,508
Hingham Institution for Savings	2,500	174,775
IMPAC Mortgage Holdings, Inc.*,+	56,800	540,736

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Provident Financial Holdings, Inc.	68,000	$1,129,480
Pulaski Financial Corp.	21,300	219,603
Territorial Bancorp, Inc.	30,900	678,873

		3,760,375

Trading Companies & Distributors - 0.11%
Willis Lease Finance Corp.*	9,900	155,727

Transportation Infrastructure - 1.42%
Aegean Marine Petroleum Network, Inc.	171,100	2,029,246

TOTAL COMMON STOCKS - 99.92% (Cost $103,732,865)		142,397,873

TOTAL INVESTMENTS - 99.92% (Cost $103,732,865)		$142,397,873
Other Assets in Excess of Liabilities - 0.08%		120,022

NET ASSETS - 100.00%		$142,517,895

*	Non-income producing security.
+	This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $11,916,951 at September 30, 2013.

ADR - American Depositary Receipt

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$142,397,873	$—	$ —	$142,397,873

TOTAL	$142,397,873	$—	$ —	$142,397,873

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	7

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.93%
Aerospace & Defense - 1.39%
Astronics Corp.*	15,200	$755,592
Astronics Corp., Class B*,+	6,015	299,968
CPI Aerostructures, Inc.*,+	31,479	364,842
Ducommun, Inc.*	25,300	725,604
Erickson Air-Crane, Inc.*,+	26,000	407,160
Innovative Solutions & Support, Inc.	63,454	505,094
LMI Aerospace, Inc.*	21,400	285,904
Sparton Corp.*	63,300	1,614,150
Sypris Solutions, Inc.	78,400	244,608
Tel-Instrument Electronics Corp.*	15,000	57,750

		5,260,672

Air Freight & Logistics - 0.20%
Pacer International, Inc.*	104,900	649,331
Radiant Logistics, Inc.*	50,000	114,000

		763,331

Airlines - 0.18%
Republic Airways Holdings, Inc.*	57,487	684,095

Auto Components - 0.99%
China XD Plastics Co., Ltd.*,+	106,000	487,600
Shiloh Industries, Inc.	51,250	671,375
SORL Auto Parts, Inc.*,+	109,900	408,828
Spartan Motors, Inc.	169,800	1,030,686
Stoneridge, Inc.*	18,244	197,218
Strattec Security Corp.	24,100	924,235
UQM Technologies, Inc.*	9,600	17,472

		3,737,414

Automobiles - 0.21%
Kandi Technologies Group, Inc.*,+	103,000	801,340

Beverages - 0.43%
Craft Brew Alliance, Inc.*	92,200	1,239,168
MGP Ingredients, Inc.	25,862	135,517
Primo Water Corp.*	112,930	268,773

		1,643,458

Biotechnology - 4.96%
Amicus Therapeutics, Inc.*,+	230,991	535,899
Anacor Pharmaceuticals, Inc.*,+	185,300	1,967,886
Arqule, Inc.*	340,000	792,200
AVEO Pharmaceuticals, Inc.*	140,000	289,800

Industry Company	Shares	Value

Biotechnology (continued)
BioCryst Pharmaceuticals, Inc.*,+	31,664	$230,514
BioSpecifics Technologies Corp.*	22,314	434,454
Biota Pharmaceuticals, Inc.+	97,899	409,218
BioTime, Inc.*,+	123,800	470,440
Codexis, Inc.*	150,500	264,880
Curis, Inc.*,+	131,852	588,060
Cytokinetics, Inc.*,+	53,633	407,074
Cytori Therapeutics, Inc.*	286,503	667,552
Durata Therapeutics, Inc.*,+	76,150	688,396
Enzon Pharmaceuticals, Inc.	250,000	420,000
Geron Corp.*	125,000	418,750
ImmunoCellular Therapeutics, Ltd.*,+	175,000	449,750
Immunomedics, Inc.*,+	222,900	1,379,751
Inovio Pharmaceuticals, Inc.*	30,000	62,100
Medgenics, Inc.*,+	69,400	541,320
MediciNova, Inc.*,+	40,000	100,800
Metabolix, Inc.*,+	155,000	195,300
Nanosphere, Inc.*	227,300	454,600
Oncothyreon, Inc.*	224,988	463,475
OvaScience, Inc.*	25,000	247,750
PharmAthene, Inc.*,+	178,826	375,535
Progenics Pharmaceuticals, Inc.*	72,400	364,172
Repligen Corp.*	104,500	1,158,905
Savient Pharmaceuticals, Inc.*	181,648	113,421
SIGA Technologies, Inc.*,+	148,700	571,008
Synthetic Biologics, Inc.*	80,000	134,400
Targacept, Inc.*	103,900	551,709
Vanda Pharmaceuticals, Inc.*	104,300	1,144,171
Verastem, Inc.*,+	50,000	622,000
Vical, Inc.*	168,976	211,220
XOMA Corp.*,+	240,000	1,075,200

		18,801,710

Building Products - 0.56%
Alpha PRO Tech, Ltd.*	106,700	160,050
Insteel Industries, Inc.	25,700	413,770
NCI Building Systems, Inc.*	19,377	246,863
Patrick Industries, Inc.*	39,800	1,195,990
PGT, Inc.*	9,500	94,145

		2,110,818
Capital Markets - 3.59%
Arlington Asset Investment Corp., Class A	27,400	651,572

8	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Calamos Asset Management, Inc., Class A	53,500	$534,465
Diamond Hill Investment Group, Inc.	5,600	598,920
FBR & Co.*	43,175	1,157,522
Fidus Investment Corp.+	36,000	698,400
Gladstone Capital Corp.	78,700	687,051
Gladstone Investment Corp.	56,400	397,620
Gleacher & Co., Inc.*	10,000	137,500
Harris & Harris Group, Inc.*	78,000	234,000
Institutional Financial Markets, Inc.	30,000	67,200
JMP Group, Inc.	96,851	599,508
KCAP Financial, Inc.+	93,900	843,222
Ladenburg Thalmann Financial Services, Inc.*	493,000	892,330
Manning & Napier, Inc.	44,100	735,588
Medallion Financial Corp.	86,711	1,290,259
MVC Capital, Inc.	58,400	762,704
NGP Capital Resources Co.	72,500	538,675
Oppenheimer Holdings, Inc., Class A	39,100	694,807
PennantPark Floating Rate Capital, Ltd.+	23,000	316,940
Pzena Investment Management, Inc., Class A	52,800	357,984
Solar Senior Capital, Ltd.	27,200	491,776
SWS Group, Inc.*	166,800	930,744

		13,618,787

Chemicals - 1.52%
American Pacific Corp.*	23,900	1,308,764
Arabian American Development Co.*,+	74,649	679,306
Chase Corp.	27,800	816,764

Core Molding Technologies, Inc.*	45,100	432,058
GSE Holding, Inc.*	21,700	45,136
Gulf Resources, Inc.*	150,000	256,500
KMG Chemicals, Inc.	40,100	881,799
Landec Corp.*	69,200	844,240
Penford Corp.*	35,000	501,200

		5,765,767

Commercial Banks - 12.33%
1st Constitution Bancorp*,+	11,550	117,925
1st United Bancorp, Inc.	104,600	766,718
Access National Corp.	33,500	477,710
American National Bankshares, Inc.	22,100	512,720

Industry Company	Shares	Value

Commercial Banks (continued)
American River Bankshares*	39,500	$335,750
AmeriServ Financial, Inc.	74,400	234,360
Anchor Bancorp, Inc.*,+	10,000	172,000
Bank of Commerce Holdings+	75,022	430,626
Bank of Kentucky Financial Corp.	16,100	439,691
Bar Harbor Bankshares	12,000	441,480
BCB Bancorp, Inc.	23,500	251,920
Berkshire Bancorp, Inc.	56,132	450,179
Bridge Bancorp, Inc.	30,000	645,000
Bridge Capital Holdings*	36,800	624,864
C&F Financial Corp.+	10,800	522,720
Camden National Corp.	11,800	482,620
Capital City Bank Group, Inc.*	50,390	593,594
Carolina Bank Holdings, Inc.*	27,000	287,280
Center Bancorp, Inc.	49,217	700,850
Centerstate Banks, Inc.	76,866	744,063
Century Bancorp, Inc., Class A	23,272	775,656
Chemung Financial Corp.+	19,648	680,410
Citizens Holding Co.	20,670	374,954
CNB Financial Corp.	42,200	719,510
Codorus Valley Bancorp, Inc.	12,000	219,480
Colony Bankcorp, Inc.*	16,668	97,508
ConnectOne Bancorp, Inc.*	12,000	421,320
Enterprise Bancorp, Inc.	9,502	179,683
Enterprise Financial Services Corp.	49,800	835,644
Evans Bancorp, Inc.+	14,227	276,715
Farmers Capital Bank Corp.*	67,149	1,467,877
Fidelity Southern Corp.+	35,761	548,574
Financial Institutions, Inc.	34,700	709,962
First Bancorp	49,000	708,050
First Bancorp, Inc.	33,300	558,774
First Bancshares, Inc.+	12,794	179,116
First Business Financial Services, Inc.	18,354	599,075
First Connecticut Bancorp, Inc.	36,400	535,080
First South Bancorp, Inc.*	14,300	89,804
First United Corp.*	9,200	75,532
Firstbank Corp.	10,000	194,700
German American Bancorp, Inc.	23,731	598,496
Guaranty Bancorp	61,440	841,114
Hampton Roads Bankshares, Inc.*	420,325	596,861

www.bridgeway.com	9

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Heritage Commerce Corp.	74,300	$568,395
Heritage Financial Corp.	40,560	629,491
Home Federal Bancorp, Inc.	34,800	437,784
Horizon Bancorp	23,500	548,725
Independent Bank Corp.*	20,000	200,000
Intervest Bancshares Corp.*	78,212	620,221
Landmark Bancorp, Inc.	6,867	135,555
LNB Bancorp, Inc.	36,700	343,145
Macatawa Bank Corp.*,+	81,291	437,346
MainSource Financial Group, Inc.	25,650	389,624
MBT Financial Corp.*	53,906	206,460
Mercantile Bank Corp.	26,700	581,526
Merchants Bancshares, Inc.	28,700	830,865
Metro Bancorp, Inc.*	40,600	853,006
MetroCorp Bancshares, Inc.	48,450	666,672
MidSouth Bancorp, Inc.	35,900	556,450
MidWestOne Financial Group, Inc.	31,300	804,723
MutualFirst Financial, Inc.	9,849	151,084
New Century Bancorp, Inc.*	10,076	68,013
NewBridge Bancorp*	86,806	632,816
North Valley Bancorp*	24,378	460,744
Northeast Bancorp+	35,000	353,150
Northrim BanCorp, Inc.	34,700	836,270
Ohio Valley Banc Corp.+	19,500	393,315
Old Second Bancorp, Inc.*,+	15,000	85,350
OmniAmerican Bancorp, Inc.*	25,000	611,500
Pacific Continental Corp.	53,611	702,840
Pacific Mercantile Bancorp*	19,372	120,300
Pacific Premier Bancorp, Inc.*	48,500	651,840
Park Sterling Corp.	120,700	773,687
Peapack Gladstone Financial Corp.	39,130	725,861
Penns Woods Bancorp, Inc.+	16,400	817,048
Peoples Bancorp of North Carolina, Inc.	25,301	312,467
Peoples Bancorp, Inc.	28,400	592,992
Preferred Bank*	33,680	599,167
Premier Financial Bancorp, Inc.	43,837	510,263
QCR Holdings, Inc.	13,200	209,748
Republic First Bancorp, Inc.*	83,000	264,770
Salisbury Bancorp, Inc.	2,366	61,587
Seacoast Banking Corp. of Florida*	301,773	654,847
Shore Bancshares, Inc.*	25,000	220,000

Industry Company	Shares	Value

Commercial Banks (continued)
Sierra Bancorp	42,900	$674,817
Southcoast Financial Corp.*,+	49,500	280,170
Southern National Bancorp of Virginia, Inc.	55,892	536,004
Southwest Bancorp, Inc.*	73,100	1,082,611
Suffolk Bancorp*	37,000	655,640
Washington Banking Co.	74,300	1,044,658
West Bancorporation, Inc.	48,200	665,160
Yadkin Financial Corp.*,+	38,500	663,355

		46,738,027

Commercial Services & Supplies - 1.97%
AMREP Corp.*,+	27,000	234,630
ARC Document Solutions, Inc.*	121,300	556,767
Casella Waste Systems, Inc., Class A*	202,656	1,165,272
Ceco Environmental Corp.	42,600	599,808
Cenveo, Inc.*	210,600	621,270
Costa, Inc.*	46,000	874,920
Courier Corp.	51,100	808,402
Ecology & Environment, Inc., Class A	3,000	34,950
Fuel Tech, Inc.*	130,000	566,800
Heritage-Crystal Clean, Inc.*	23,000	414,460
Intersections, Inc.	78,184	685,673
Metalico, Inc.*	246,002	344,403
TRC Cos., Inc.*	65,600	485,440
Versar, Inc.*	22,000	91,080

		7,483,875

Communications Equipment - 2.62%
Aviat Networks, Inc.*	228,000	588,240
Bel Fuse, Inc., Class B	25,100	437,744
CalAmp Corp.*	100,586	1,773,331
Clearfield, Inc.*	48,300	648,669
Communications Systems, Inc.	28,900	326,859
Digi International, Inc.*	70,000	700,700
Emcore Corp.*,+	23,052	103,504
KVH Industries, Inc.*	60,410	833,658
Meru Networks, Inc.*,+	53,500	174,945
Numerex Corp., Class A*	30,000	328,500
Oclaro, Inc.*,+	25,200	44,604
PC-Tel, Inc.	87,800	777,030
ShoreTel, Inc.*	137,000	827,480
Symmetricom, Inc.*	173,500	836,270
Tessco Technologies, Inc.	24,500	825,650

10	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Westell Technologies, Inc., Class A*	205,000	$686,750

		9,913,934

Computers & Peripherals - 1.39%
Astro-Med, Inc.	32,800	359,488
Avid Technology, Inc.*	66,000	396,000
Concurrent Computer Corp.	55,600	401,432
Datalink Corp.*	57,700	780,104
Dot Hill Systems Corp.*	269,400	576,516
Hutchinson Technology, Inc.*	150,000	522,000
Imation Corp.*	106,100	435,010
Immersion Corp.*	62,900	829,651
Novatel Wireless, Inc.*	78,800	205,668
Qumu Corp.*	21,000	260,610
Transact Technologies, Inc.	25,800	337,722
USA Technologies, Inc.*	111,400	179,354

		5,283,555

Construction & Engineering - 1.06%
Argan, Inc.	44,700	982,059
Furmanite Corp.*	160,500	1,588,950
Northwest Pipe Co.*	29,100	956,808
Orion Marine Group, Inc.*	2,600	27,066
Sterling Construction Co., Inc.*	44,900	415,325
UniTek Global Services, Inc.*	53,200	63,308

		4,033,516

Construction Materials - 0.08%
United States Lime & Minerals, Inc.*	5,300	310,580

Consumer Finance - 0.65%
Asta Funding, Inc.	122,300	1,087,247
Atlanticus Holdings Corp.*,+	41,347	152,984
Consumer Portfolio Services, Inc.*	97,650	579,064
Encore Capital Group, Inc.*	5,410	248,103
First Marblehead Corp. (The)*	140,764	115,426
Imperial Holdings, Inc.*	25,000	158,250
QC Holdings, Inc.	56,600	133,576

		2,474,650

Containers & Packaging - 0.21%
AEP Industries, Inc.*	10,900	809,979

Distributors - 0.39%
Amcon Distributing Co.+	2,300	185,104

Industry Company	Shares	Value

Distributors (continued)
VOXX International Corp.*	94,001	$1,287,814

		1,472,918

Diversified Consumer Services - 0.93%
Cambium Learning Group, Inc.*	37,250	57,365
Career Education Corp.*	92,550	255,438
Carriage Services, Inc.	33,700	653,780
Collectors Universe, Inc.+	26,360	386,965
Corinthian Colleges, Inc.*	253,200	554,508
Learning Tree International, Inc.*	75,400	296,322
Lincoln Educational Services Corp.	78,400	361,424
Mac-Gray Corp.	47,000	684,320
Universal Technical Institute, Inc.	23,700	287,481

		3,537,603

Diversified Financial Services - 0.91%
California First National Bancorp	15,800	269,706
Gain Capital Holdings, Inc.	94,400	1,188,496
Marlin Business Services Corp.	29,500	736,320
MicroFinancial, Inc.	73,200	576,816
Resource America, Inc., Class A	83,600	671,308

		3,442,646

Diversified Telecommunication Services - 1.74%
Alaska Communications
Systems Group, Inc.	303,000	778,710
Alteva	30,200	234,654
Cbeyond, Inc.*	44,600	285,886
Hawaiian Telcom Holdco, Inc.*,+	24,686	656,648
HickoryTech Corp.	53,645	610,480
IDT Corp., Class B	50,567	897,564
Inteliquent, Inc.	100,000	966,000
Lumos Networks Corp.	35,000	758,450
NTS, Inc.*	127,300	202,407
ORBCOMM, Inc.*	171,000	901,170
Primus Telecommunications Group, Inc.	55,000	186,450
Straight Path Communications, Inc., Class B*	25,283	132,989

		6,611,408

www.bridgeway.com	11

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Electrical Equipment - 1.38%
Allied Motion Technologies, Inc.	17,650	$142,788
Coleman Cable, Inc.	68,900	1,454,479
Enphase Energy, Inc.*,+	60,000	488,400
Espey Manufacturing & Electronics Corp.	5,000	143,200
Global Power Equipment Group, Inc.	13,972	280,977
LSI Industries, Inc.	70,500	595,020
Magnetek, Inc.*	10,000	177,100
PowerSecure International, Inc.*	92,600	1,486,230
SL Industries, Inc.	18,200	444,990

		5,213,184

Electronic Equipment, Instruments & Components - 2.72%
Agilysys, Inc.*	62,200	741,424
Echelon Corp.*	134,000	320,260
eMagin Corp.	56,300	169,463
Frequency Electronics, Inc.	16,000	186,880
ID Systems, Inc.*	48,000	295,680
IEC Electronics Corp.*	64,500	236,715
Iteris, Inc.*	172,520	315,712
Key Tronic Corp.*	49,200	506,268
LoJack Corp.*	77,150	246,880
Maxwell Technologies, Inc.*	57,700	523,916
Mesa Laboratories, Inc.	9,830	664,606
MOCON, Inc.	12,000	164,160
NAPCO Security Technologies, Inc.*	35,000	185,850
Netlist, Inc.*	63,100	50,795
PAR Technology Corp.*	32,000	158,080
PCM, Inc.*	74,200	690,060
Perceptron, Inc.	23,000	245,640
Pulse Electronics Corp.*,+	10,000	39,000
Radisys Corp.*	144,700	464,487
Richardson Electronics, Ltd.	54,211	616,379
SMTC Corp.*	184,300	357,542
Speed Commerce, Inc.*	230,600	756,368
Viasystems Group, Inc.*	55,000	794,750
Vishay Precision Group, Inc.*	56,900	827,895
Wayside Technology Group, Inc.+	10,000	128,600
Zygo Corp.*	39,200	626,416

		10,313,826

Energy Equipment & Services - 1.64%
Bolt Technology Corp.	65,663	1,185,217
Cal Dive International, Inc.*,+	345,300	707,865
Dawson Geophysical Co.*	30,800	1,000,076

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Forbes Energy Services, Ltd.*	80,500	$375,130
Global Geophysical Services, Inc.*,+	100,000	271,000
GreenHunter Resources, Inc.*	104,000	117,520
Mitcham Industries, Inc.*	46,300	707,927
Natural Gas Services Group, Inc.*	37,600	1,008,432
TGC Industries, Inc.	104,737	826,375

		6,199,542

Food & Staples Retailing - 0.69%
Arden Group, Inc., Class A	5,500	715,000
Ingles Markets, Inc., Class A	35,800	1,028,534
Pantry, Inc. (The)*	45,000	498,600
Roundy’s, Inc.	44,041	378,753

		2,620,887

Food Products - 1.43%
Alico, Inc.	14,200	584,614
Farmer Bros. Co.*	42,500	640,050
Griffin Land & Nurseries, Inc.	13,300	426,930
Inventure Foods, Inc.*	44,000	462,000
John B. Sanfilippo & Son, Inc.	33,900	786,141
Lifeway Foods, Inc.+	95,302	1,287,530
Limoneira Co.	20,000	513,600
Omega Protein Corp.*	69,800	709,866

		5,410,731

Gas Utilities - 0.05%
Gas Natural, Inc.	16,900	172,380

Health Care Equipment & Supplies - 3.35%
Alphatec Holdings, Inc.*	234,888	462,729
Anika Therapeutics, Inc.*	87,439	2,095,039
AtriCure, Inc.*	133,200	1,462,536
Baxano Surgical, Inc.*	129,500	180,005
Cardiovascular Systems, Inc.*	18,600	372,930
CryoLife, Inc.	107,270	750,890
Cutera, Inc.*	45,200	402,280
Hansen Medical, Inc.*,+	170,000	304,300
Kewaunee Scientific Corp.	7,700	132,286
LeMaitre Vascular, Inc.	50,000	335,000
Medical Action Industries, Inc.*	58,500	388,440
Rochester Medical Corp.*	31,700	632,732
RTI Surgical, Inc.*	125,000	467,500
Solta Medical, Inc.*	166,400	346,112

12	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Theragenics Corp.*	17,335	$37,790
Utah Medical Products, Inc.	35,900	2,133,896
Vascular Solutions, Inc.*	49,300	828,240
Zeltiq Aesthetics, Inc.*,+	148,900	1,350,523

		12,683,228

Health Care Providers & Services - 2.26%
Addus HomeCare Corp.*	25,000	724,250
Alliance HealthCare Services, Inc.*	22,900	634,101
Almost Family, Inc.	24,400	474,092
BioTelemetry, Inc.*	137,700	1,364,607
Chindex International, Inc.*	72,700	1,239,535
Cross Country Healthcare, Inc.*	71,000	430,260
Five Star Quality Care, Inc.*	116,900	604,373
LCA-Vision, Inc.*	84,000	302,400
PDI, Inc.*	30,000	144,600
Providence Service Corp. (The)*	67,100	1,925,099
RadNet, Inc.*,+	89,800	216,418
Skilled Healthcare Group, Inc., Class A*	119,798	522,319

		8,582,054

Hotels, Restaurants & Leisure - 2.78%
Ark Restaurants Corp.	9,900	212,058
Carrols Restaurant Group, Inc.*	68,100	415,410
Dover Downs Gaming & Entertainment, Inc.	152,580	207,509
Einstein Noah Restaurant Group, Inc.	18,581	321,823
Famous Dave’s of America, Inc.*	128,800	2,080,120
Frisch’s Restaurants, Inc.	15,000	361,950
Gaming Partners International Corp.	56,300	456,593
Isle of Capri Casinos, Inc.*	114,000	861,840
Jamba, Inc.*	30,662	410,258
Kona Grill, Inc.*,+	67,500	784,350
Lakes Entertainment, Inc.*	84,600	350,244
Luby’s, Inc.*	77,100	553,578
Monarch Casino & Resort, Inc.*	42,877	813,805
Morgans Hotel Group Co.*,+	84,300	648,267
MTR Gaming Group, Inc.*	61,480	289,571
Nathan’s Famous, Inc.*	12,000	633,360
Nevada Gold & Casinos, Inc.*	120,000	126,000

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Premier Exhibitions, Inc.*	142,500	$218,025
Town Sports International Holdings, Inc.	61,087	792,909

		10,537,670

Household Durables - 1.49%
Bassett Furniture Industries, Inc.	74,200	1,201,298
Cobra Electronics Corp.*	30,000	79,800
CSS Industries, Inc.	15,700	376,957
Emerson Radio Corp.*	124,800	234,624
Flexsteel Industries, Inc.	27,050	675,438
Hooker Furniture Corp.	53,300	796,835
Kid Brands, Inc.*	36,400	53,508
Lifetime Brands, Inc.	65,000	993,850
P&F Industries, Inc., Class A*	10,500	79,485
Stanley Furniture Co., Inc.*	107,783	399,875
Universal Electronics, Inc.*	14,617	526,651
Zagg, Inc.*,+	54,300	244,350

		5,662,671

Household Products - 0.33%
Oil-Dri Corp. of America	20,800	701,792
Orchids Paper Products Co.	20,000	553,400

		1,255,192

Independent Power Producers & Energy Traders - 0.31%
American DG Energy, Inc.*	290,311	455,788
Genie Energy, Ltd., Class B*	68,042	666,812
Synthesis Energy Systems, Inc.*	69,077	51,255

		1,173,855

Insurance - 1.79%
Atlantic American Corp.	14,056	56,646
Crawford & Co., Class B	84,600	820,620
Eastern Insurance Holdings, Inc.	25,600	624,896
Federated National Holding Co.	23,000	218,960
First Acceptance Corp.*	111,700	195,475
Fortegra Financial Corp.*	50,000	425,500
Hallmark Financial Services, Inc.*	80,400	713,148
HCI Group, Inc.	24,000	980,160
Independence Holding Co.	69,190	988,033
Investors Title Co.	3,500	262,850
Phoenix Cos., Inc. (The)*	14,200	549,114

www.bridgeway.com	13

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	136,400	$961,620

		6,797,022

Internet & Catalog Retail - 1.24%
1-800-Flowers.com, Inc., Class A*	110,000	542,300
CafePress, Inc.*,+	49,800	304,776
dELiA*s, Inc.*	213,100	257,851
Gaiam, Inc., Class A*	45,000	225,450
Geeknet, Inc.*	40,000	673,600
Nutrisystem, Inc.	35,000	503,300
Overstock.com, Inc.*,+	13,150	390,161
PetMed Express, Inc.+	19,647	320,050
US Auto Parts Network, Inc.*	54,451	71,875
ValueVision Media, Inc., Class A*	176,286	766,844
Vitacost.com, Inc.*,+	77,000	654,500

		4,710,707

Internet Software & Services - 2.60%
Carbonite, Inc.*	42,400	636,000
iPass, Inc.*	171,200	342,400
Limelight Networks, Inc.*	359,837	694,486
Marchex, Inc., Class B	163,600	1,191,008
QuinStreet, Inc.*	94,125	889,481
RealNetworks, Inc.*	64,000	547,840
Reis, Inc.*	42,100	680,757
Spark Networks, Inc.*,+	64,800	539,136
Support.com, Inc.*	136,745	745,260
Synacor, Inc.*,+	95,000	245,100
TechTarget, Inc.*	145,900	728,041
TheStreet, Inc.*	116,900	244,321
Tucows, Inc.*	150,000	358,500
Unwired Planet, Inc.*	234,600	405,858
XO Group, Inc.*	54,813	708,184
Zix Corp.*	187,582	917,276

		9,873,648

IT Services - 1.38%
CIBER, Inc.*	185,000	610,500
CSP, Inc.	15,000	106,050
Dynamics Research Corp.*	63,208	480,381
Edgewater Technology, Inc.*	50,900	268,243
Hackett Group, Inc. (The)	119,928	855,087
Information Services Group, Inc.*	196,600	813,924
Innodata, Inc.*	4,500	11,655
Lionbridge Technologies, Inc.*	193,995	715,841

Industry Company	Shares	Value

IT Services (continued)
Mattersight Corp.*	30,000	$113,700
ModusLink Global Solutions, Inc.*	51,900	142,206
NCI, Inc., Class A*	18,430	103,761
Official Payments Holdings, Inc.*	44,500	370,240
PRGX Global, Inc.*	68,500	428,810
StarTek, Inc.*	30,000	193,200

		5,213,598

Leisure Equipment & Products - 0.40%
Johnson Outdoors, Inc., Class A*	25,800	691,956
Marine Products Corp.	2,400	21,792
Nautilus, Inc.*	111,686	806,373

		1,520,121

Life Sciences Tools & Services - 0.97%
Accelerate Diagnostics, Inc.*,+	19,800	265,518
Affymetrix, Inc.*	15,450	95,790
Enzo Biochem, Inc.*	201,300	507,276
Furiex Pharmaceuticals, Inc.*	6,900	303,531
Harvard Bioscience, Inc.*	167,017	878,509
Pacific Biosciences of California, Inc.*	222,400	1,229,872
pSivida Corp.*,+	100,000	411,000

		3,691,496

Machinery - 3.75%
Accuride Corp.*	264,200	1,357,988
Ampco-Pittsburgh Corp.	24,400	437,248
Commercial Vehicle Group, Inc.*	61,200	487,152
Dynamic Materials Corp.	27,500	637,450
Eastern Co. (The)	33,600	543,312
Energy Recovery, Inc.*	66,700	483,575
Flow International Corp.*	192,751	769,076
FreightCar America, Inc.	29,675	613,679
Gencor Industries, Inc.*	18,500	158,730
Graham Corp.	35,900	1,297,067
Hardinge, Inc.	33,300	514,485
Hurco Cos., Inc.	51,334	1,327,497
Key Technology, Inc.*	20,000	277,800
L.S. Starrett Co., Class A (The)	29,200	321,200
Lydall, Inc.*	40,000	686,800
Miller Industries, Inc.	49,800	845,604
NN, Inc.	86,100	1,339,716
PMFG, Inc.*	60,000	444,000

14	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Machinery (continued)
Tecumseh Products Co., Class A*	57,700	$516,415
Twin Disc, Inc.+	29,600	773,448
Xerium Technologies, Inc.*	33,550	388,845

		14,221,087

Marine - 0.14%
International Shipholding Corp.	19,203	526,930

Media - 2.41%
A.H. Belo Corp., Class A	46,400	364,240
Ballantyne Strong, Inc.*	45,500	193,830
Beasley Broadcasting Group, Inc., Class A	16,000	139,040
Carmike Cinemas, Inc.*	26,800	591,744
Dex Media, Inc.*,+	37,031	301,062
Emmis Communications Corp., Class A*	159,500	429,055
Entercom Communications Corp., Class A*,+	80,000	702,400
Entravision Communications Corp., Class A	108,800	641,920
Gray Television, Inc.*	87,200	684,520
Harris Interactive, Inc.*	40,000	80,000
LIN Media LLC, Class A*	4,500	91,305
Martha Stewart Living Omnimedia, Inc., Class A*	90,200	207,460
McClatchy Co., Class A (The)*,+	211,150	633,450
Media General, Inc., Class A*,+	105,311	1,501,735
Nexstar Broadcasting Group, Inc., Class A	18,200	809,991
Rentrak Corp.*	22,800	743,736
Saga Communications, Inc., Class A	13,005	577,162
Salem Communications Corp., Class A	53,500	442,980

		9,135,630

Metals & Mining - 1.03%
Comstock Mining, Inc.*,+	130,000	234,000
Friedman Industries, Inc.	68,300	683,000
Great Northern Iron Ore Properties+	4,000	278,000
Noranda Aluminum Holding Corp.	211,650	520,659
Olympic Steel, Inc.	26,100	725,058
Paramount Gold & Silver Corp.*,+	225,000	290,250
Synalloy Corp.	19,400	317,772

Industry Company	Shares	Value

Metals & Mining (continued)
United States Antimony Corp.*	269,221	$374,217
Universal Stainless & Alloy Products, Inc.*	14,928	485,608

		3,908,564

Multiline Retail - 0.15%
ALCO Stores, Inc.*,+	7,000	97,650
Bon-Ton Stores, Inc. (The)+	45,950	484,773

		582,423

Oil, Gas & Consumable Fuels - 5.38%
Adams Resources & Energy, Inc.	22,300	1,237,873
Amyris, Inc.*,+	220,000	508,200
BPZ Resources, Inc.*	145,000	282,750
Callon Petroleum Co.*	182,800	999,916
Double Eagle Petroleum Co.*	79,800	239,400
Emerald Oil, Inc.*	113,000	812,470
Endeavour International Corp.*,+	108,000	577,800
Evolution Petroleum Corp.*	36,300	408,738
FieldPoint Petroleum Corp.*,+	20,000	89,600
FX Energy, Inc.*,+	160,500	552,120
Gevo, Inc.*,+	180,000	345,600
Green Plains Renewable Energy, Inc.	94,800	1,521,540
James River Coal Co.*,+	233,500	462,330
L&L Energy, Inc.*,+	120,100	152,527
Lucas Energy, Inc.*	90,000	111,600
Miller Energy Resources, Inc.*,+	145,241	1,054,450
Panhandle Oil & Gas, Inc., Class A	23,797	672,979
Penn Virginia Corp.*	141,000	937,650
PetroQuest Energy, Inc.*	125,000	501,250
PostRock Energy Corp.*	97,500	125,775
Pyramid Oil Co.*	69,800	286,180
Quicksilver Resources, Inc.*	311,800	614,246
Renewable Energy Group, Inc.*	60,000	909,000
REX American Resources Corp.*	57,249	1,759,834
Saratoga Resources, Inc.*	80,000	190,400
Synergy Resources Corp.*	156,101	1,521,985
Uranerz Energy Corp.*,+	514,800	489,060
Uranium Energy Corp.*,+	220,800	496,800
Verenium Corp.*,+	78,800	312,836
Warren Resources, Inc.*	352,900	1,033,997

www.bridgeway.com	15

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Westmoreland Coal Co.*	61,375	$808,922
ZaZa Energy Corp.*,+	205,000	235,750
Zion Oil & Gas, Inc.*,+	81,200	138,040

		20,391,618

Paper & Forest Products - 0.05%
Orient Paper, Inc.+	117,811	204,991

Personal Products - 0.50%
CCA Industries, Inc.+	14,100	48,645
Female Health Co. (The)+	43,200	426,384
IGI Laboratories, Inc.*	30,000	54,600
Natural Alternatives International, Inc.*	17,500	100,625
Nutraceutical International Corp.	37,000	878,380
Synutra International, Inc.*,+	25,000	132,500
United-Guardian, Inc.+	10,000	253,600

		1,894,734

Pharmaceuticals - 3.13%
AcelRx Pharmaceuticals, Inc.*,+	98,000	1,055,460
Alexza Pharmaceuticals, Inc.*,+	50,000	256,000
Alimera Sciences, Inc.*,+	121,600	457,216
Ampio Pharmaceuticals, Inc.*,+	90,000	675,000
ANI Pharmaceuticals, Inc.*,+	23,416	228,774
Cempra, Inc.*	92,500	1,063,750
Cumberland Pharmaceuticals, Inc.*,+	67,500	305,775
Durect Corp.*	333,600	447,024
Horizon Pharma, Inc.*,+	218,300	737,854
Lannett Co., Inc.*	43,020	938,697
Novabay Pharmaceuticals, Inc.*,+	121,500	207,765
NuPathe, Inc.*,+	162,900	392,589
Omeros Corp.*,+	88,595	863,801
Pain Therapeutics, Inc.	216,853	589,840
Pernix Therapeutics Holdings*,+	111,000	303,030
Pozen, Inc.*	38,200	218,886
Sciclone Pharmaceuticals, Inc.*	111,750	566,573
Sucampo Pharmaceuticals, Inc., Class A*	104,000	648,960
Supernus Pharmaceuticals, Inc.*,+	50,000	366,500
Transcept Pharmaceuticals, Inc.*,+	65,000	206,700
XenoPort, Inc.*,+	150,000	852,000

Industry Company	Shares	Value

Pharmaceuticals (continued)
Zogenix, Inc.*	256,200	$476,532

		11,858,726

Professional Services - 1.71%
Barrett Business Services, Inc.	19,600	1,319,276
CDI Corp.	27,000	413,370
CRA International, Inc.*	54,500	1,014,790
CTPartners Executive Search, Inc.*	27,400	120,560
Dolan Co. (The)*	75,500	170,630
Franklin Covey Co.*	37,000	664,150
Heidrick & Struggles International, Inc.	50,000	953,000
Hill International, Inc.*	95,971	316,704
Hudson Global, Inc.*	105,904	343,129
Mastech Holdings, Inc.	5,000	56,100
RCM Technologies, Inc.	26,200	157,986
VSE Corp.	20,200	948,390

		6,478,085

Real Estate Management & Development - 0.92%
AV Homes, Inc.*	54,600	953,316
Consolidated-Tomoka Land Co.	21,249	817,874
Maui Land & Pineapple Co., Inc.*	30,000	121,200
Stratus Properties, Inc.*	37,150	494,466
Thomas Properties Group, Inc.+	112,244	754,280
ZipRealty, Inc.*	60,000	328,200

		3,469,336

Road & Rail - 0.53%
Covenant Transportation Group, Inc., Class A*	60,700	384,838
P.A.M. Transportation Services, Inc.	14,750	257,978
Providence & Worcester Railroad Co.	5,000	100,850
Quality Distribution, Inc.*	37,000	341,880
USA Truck, Inc.*	35,000	313,600
YRC Worldwide, Inc.*,+	36,800	621,184

		2,020,330

Semiconductors & Semiconductor Equipment - 3.31%
Amtech Systems, Inc.*	57,500	419,750
Axcelis Technologies, Inc.*	225,000	474,750
AXT, Inc.*	168,442	394,154
Cascade Microtech, Inc.*	50,000	448,500
Cohu, Inc.	65,000	709,150

16	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
CyberOptics Corp.*	9,500	$59,090
DSP Group, Inc.*	81,300	573,165
GigOptix, Inc.*	49,000	64,190
GSI Technology, Inc.*	161,417	1,134,762
Integrated Silicon Solution, Inc.*	77,641	845,510
Kopin Corp.*	90,000	362,700
Mattson Technology, Inc.*	191,300	457,207
MaxLinear, Inc., Class A*	65,100	539,679
Mindspeed Technologies, Inc.*,+	155,000	471,200
NeoPhotonics Corp.*	85,000	628,150
Pericom Semiconductor Corp.*	75,000	585,000
Pixelworks, Inc.*	58,900	236,778
PLX Technology, Inc.*	113,900	685,678
Rubicon Technology, Inc.*,+	37,000	448,070
Sigma Designs, Inc.*	165,000	922,350
STR Holdings, Inc.*	150,000	334,500
Supertex, Inc.	25,000	633,500
Ultra Clean Holdings, Inc.*	118,377	817,985
Vitesse Semiconductor Corp.*	100,000	304,000

		12,549,818

Software - 1.96%
American Software, Inc., Class A	60,700	518,378
Bsquare Corp.*	9,500	26,125
Callidus Software, Inc.*	113,100	1,037,127
Cinedigm Digital Cinema Corp., Class A*	231,300	346,950
Digimarc Corp.	23,100	466,620
Exa Corp.*	29,000	449,210
FalconStor Software, Inc.*	232,700	307,164
Globalscape, Inc.	81,700	124,184
Glu Mobile, Inc.*	210,500	587,295
GSE Systems, Inc.*	45,000	70,650
Guidance Software, Inc.*	77,857	706,163
QAD, Inc., Class A	33,000	450,120
QAD, Inc., Class B	8,250	92,812
Rosetta Stone, Inc.*	41,400	671,922
Smith Micro Software, Inc.*	125,400	112,860
TeleCommunication Systems, Inc., Class A*	153,334	377,202
Telenav, Inc.*	110,000	642,400
Vringo, Inc.*,+	150,000	432,000

		7,419,182

Specialty Retail - 2.02%
Big 5 Sporting Goods Corp.	14,200	228,336
Body Central Corp.*	51,839	316,218

Industry Company	Shares	Value

Specialty Retail (continued)
Books-A-Million, Inc.*,+	40,000	$96,000
Build-A-Bear Workshop, Inc.*	59,500	415,310
Cache, Inc.*	58,437	348,284
Citi Trends, Inc.*	37,100	648,508
Coldwater Creek, Inc.*,+	80,000	137,600
Destination XL Group, Inc.*,+	54,600	353,262
MarineMax, Inc.*	30,500	372,100
New York & Co., Inc.*	128,600	743,308
Pacific Sunwear of California, Inc.*,+	218,749	656,247
Trans World Entertainment Corp.	62,903	291,241
TravelCenters of America LLC*	120,200	943,570
West Marine, Inc.*	72,200	880,840
Zale Corp.*	80,200	1,219,040

		7,649,864

Textiles, Apparel & Luxury Goods - 1.12%
American Apparel, Inc.*	165,000	214,500
Charles & Colvard, Ltd.*	120,900	847,509
Cherokee, Inc.	21,200	275,812
Culp, Inc.	51,016	954,509
Delta Apparel, Inc.*	23,000	380,880
DGSE Cos., Inc.*,+	28,800	85,536
Lakeland Industries, Inc.*	13,300	71,820
R.G. Barry Corp.	27,600	521,916
Rocky Brands, Inc.	52,200	908,802

		4,261,284

Thrifts & Mortgage Finance - 5.38%
Alliance Bancorp, Inc. of Pennsylvania	22,000	319,000
Banc of California, Inc.+	36,200	500,646
Bank Mutual Corp.	129,000	808,830
BankFinancial Corp.	76,279	680,409
Camco Financial Corp.*	58,554	235,973
Cape Bancorp, Inc.	42,102	385,654
Chicopee Bancorp, Inc.+	26,500	466,665
Eagle Bancorp Montana, Inc.	803	8,793
ESB Financial Corp.	27,600	351,900
ESSA Bancorp, Inc.	61,900	644,998
Federal Agricultural Mortgage Corp., Class C	24,200	807,796
First Defiance Financial Corp.	44,900	1,050,211
First Financial Northwest, Inc.	61,600	642,488
Fox Chase Bancorp, Inc.	14,133	245,914

www.bridgeway.com	17

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Franklin Financial Corp.	32,800	$621,888
Guaranty Federal Bancshares, Inc.*,+	20,856	247,144
Hampden Bancorp, Inc.	33,500	536,000
Heritage Financial Group, Inc.	26,900	468,598
HMN Financial, Inc.*	25,000	193,750
Home Bancorp, Inc.*	48,000	866,880
Louisiana Bancorp, Inc.*,+	19,000	344,660
Meta Financial Group, Inc.	17,155	651,890
Naugatuck Valley Financial Corp.*	28,501	214,612
New Hampshire Thrift Bancshares, Inc.	18,100	244,893
Northeast Community Bancorp, Inc.	55,658	363,447
Ocean Shore Holding Co.+	32,100	469,944
OceanFirst Financial Corp.	29,200	493,772
Oneida Financial Corp.	14,200	188,150
Provident Financial Holdings, Inc.	63,617	1,056,678
Pulaski Financial Corp.+	43,500	448,485
Riverview Bancorp, Inc.*	67,406	177,278
Security National Financial Corp., Class A*,+	70,000	424,200
SI Financial Group, Inc.	34,276	389,033
Simplicity Bancorp, Inc.	55,114	857,023
Teche Holding Co.	14,440	659,619
Territorial Bancorp, Inc.	22,300	489,931
Timberland Bancorp, Inc.	24,222	217,998
Tree.com, Inc.	39,700	1,042,522
United Community Bancorp	6,200	63,550
United Community Financial Corp.*	137,800	536,042
United Financial Bancorp, Inc.	1,368	22,120
Waterstone Financial, Inc.*	43,355	440,053
Wayne Savings Bancshares, Inc.	7,800	83,382
Westfield Financial, Inc.	64,100	452,546

		20,415,365

Trading Companies & Distributors - 0.65%
BlueLinx Holdings, Inc.*	356,221	694,631
General Finance Corp.*,+	60,000	321,600
Houston Wire & Cable Co.	52,900	712,563
Lawson Products, Inc.*	32,400	334,044
Willis Lease Finance Corp.*	24,400	383,812

		2,446,650

Industry Company	Shares	Value

Water Utilities - 0.43%
Artesian Resources Corp., Class A	10,500	$233,625
York Water Co.	69,850	1,401,889

		1,635,514

Wireless Telecommunication Services - 0.24%
Boingo Wireless, Inc.*,+	70,000	490,000
USA Mobility, Inc.	30,000	424,800

		914,800

TOTAL COMMON STOCKS - 99.93%		378,916,826

(Cost $ 257,024,368)

EXCHANGE TRADED FUND - 0.30%
iShares Micro-Cap ETF+	16,525	1,129,484

TOTAL EXCHANGE TRADED FUND - 0.30%		1,129,484

(Cost $ 442,002)
TOTAL INVESTMENTS - 100.23%		$380,046,310
(Cost $ 257,466,370)
Liabilities in Excess of Other Assets - (0.23%)		(872,226)

NET ASSETS - 100.00%		$379,174,084

*	Non-income producing security.
+	This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $34,809,832 at September 30, 2013.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$378,916,826	$—	$—	$378,916,826
Exchange Traded Fund	1,129,484	—	—	1,129,484

TOTAL	$380,046,310	$—	$—	$380,046,310

See Notes to Quarterly Schedule of Investments.

18	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.92%
Aerospace & Defense - 1.39%
AAR Corp.	600	$16,398
Engility Holdings, Inc.*	250	7,932
GenCorp, Inc.*,+	900	14,427
Innovative Solutions & Support, Inc.	200	1,592
Moog, Inc., Class A*	650	38,136

		78,485

Air Freight & Logistics - 0.18%
Air Transport Services Group, Inc.*	950	7,115
Pacer International, Inc.*	500	3,095

		10,210

Airlines - 1.32%
Allegiant Travel Co.	280	29,501
Republic Airways Holdings, Inc.*	750	8,925
Spirit Airlines, Inc.*	1,050	35,983

		74,409

Auto Components - 1.91%
American Axle & Manufacturing Holdings, Inc.*	1,100	21,692
Cooper Tire & Rubber Co.	950	29,260
Dorman Products, Inc.	550	27,252
Modine Manufacturing Co.*	700	10,241
Standard Motor Products, Inc.	350	11,256
Strattec Security Corp.	50	1,918
Tower International, Inc.*	300	5,997

		107,616

Automobiles - 0.19%
Winnebago Industries, Inc.*	400	10,384

Beverages - 0.22%
National Beverage Corp.	700	12,502

Biotechnology - 4.38%
ACADIA Pharmaceuticals, Inc.*	1,300	35,711
Acorda Therapeutics, Inc.*	600	20,568
Celldex Therapeutics, Inc.*	1,200	42,516
Exact Sciences Corp.*	1,050	12,400
Galectin Therapeutics, Inc.*,+	250	2,493
Galena Biopharma, Inc.*,+	1,050	2,384
Intercept Pharmaceuticals, Inc.*	300	20,709
Ligand Pharmaceuticals, Inc., Class B*	300	12,984

Industry Company	Shares	Value

Biotechnology (continued)
MannKind Corp.*,+	4,450	$25,365
MiMedx Group, Inc.*,+	1,200	5,004
Neurocrine Biosciences, Inc.*	1,000	11,320
Puma Biotechnology, Inc.*	400	21,464
Raptor Pharmaceutical Corp.*	850	12,699
TESARO, Inc.*	480	18,595
TrovaGene, Inc.*	300	2,154

		246,366

Building Products - 0.37%
AAON, Inc.	550	14,608
PGT, Inc.*	650	6,442

		21,050

Capital Markets - 1.44%
Arlington Asset Investment Corp., Class A	250	5,945
FBR & Co.*	162	4,343
FXCM, Inc., Class A	550	10,862
GFI Group, Inc.	1,800	7,110
Golub Capital BDC, Inc.+	650	11,271
Hercules Technology Growth Capital, Inc.	900	13,725
ICG Group, Inc.*	550	7,805
MCG Capital Corp.	1,100	5,544
TCP Capital Corp.	400	6,488
THL Credit, Inc.	500	7,810

		80,903

Chemicals - 0.71%
Flotek Industries, Inc.*	750	17,250
FutureFuel Corp.	650	11,674
Penford Corp.*	200	2,864
Zoltek Cos., Inc.*,+	500	8,345

		40,133

Commercial Banks - 7.56%
American National Bankshares, Inc.	100	2,320
Ameris Bancorp*	300	5,514
Ames National Corp.	150	3,416
Bancorp, Inc. (The)*	550	9,746
Bank of Kentucky Financial Corp.	100	2,731
Banner Corp.	300	11,448
BBCN Bancorp, Inc.	1,150	15,824
BNC Bancorp	350	4,669
Bridge Bancorp, Inc.	150	3,225
Capital City Bank Group, Inc.*	200	2,356

www.bridgeway.com	19

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Chemung Financial Corp.	50	$1,732
First Bancorp	250	3,612
First BanCorp. (Puerto Rico)*	3,050	17,324
First Financial Bankshares, Inc.+	450	26,469
First Interstate Bancsystem, Inc.	650	15,697
Glacier Bancorp, Inc.	1,100	27,181
Heritage Commerce Corp.	350	2,677
Home BancShares, Inc.	850	25,814
HomeTrust Bancshares, Inc.*	300	4,950
Intervest Bancshares Corp.*	300	2,379
Investors Bancorp, Inc.	1,750	38,290
LCNB Corp.+	100	1,959
Metro Bancorp, Inc.*	200	4,202
National Bank Holdings Corp., Class A	750	15,405
Northrim BanCorp, Inc.	75	1,808
OFG Bancorp	650	10,524
Old Line Bancshares, Inc.	100	1,332
PacWest Bancorp	650	22,334
PrivateBancorp, Inc.	1,200	25,680
Renasant Corp.	350	9,510
Seacoast Banking Corp. of Florida*	1,200	2,604
Southside Bancshares, Inc.	262	7,027
StellarOne Corp.	350	7,875
Sun Bancorp, Inc.*	1,300	4,979
Tompkins Financial Corp.	200	9,244
Trico Bancshares	250	5,695
UMB Financial Corp.	650	35,321
Univest Corp. of Pennsylvania	250	4,712
Western Alliance Bancorp*	1,300	24,609
Yadkin Financial Corp.*	200	3,446

		425,640

Commercial Services & Supplies - 1.41%
Consolidated Graphics, Inc.*	150	8,409
Costa, Inc.*	150	2,853
McGrath RentCorp	400	14,280
Mobile Mini, Inc.*	675	22,991
Steelcase, Inc., Class A	1,850	30,747

		79,280

Communications Equipment - 2.58%
ADTRAN, Inc.	850	22,644

Industry Company	Shares	Value

Communications Equipment (continued)
Alliance Fiber Optic Products, Inc.+	250	$5,118
Calix, Inc.*	750	9,548
Ciena Corp.*	1,500	37,470
Clearfield, Inc.*	200	2,686
Finisar Corp.*	1,400	31,682
Harmonic, Inc.*	1,400	10,766
Infinera Corp.*,+	1,750	19,792
PC-Tel, Inc.	250	2,212
Tessco Technologies, Inc.	100	3,370

		145,288

Computers & Peripherals - 1.96%
Diebold, Inc.	1,150	33,764
Dot Hill Systems Corp.*	850	1,819
Electronics for Imaging, Inc.*	675	21,384
Lexmark International, Inc., Class A	950	31,350
Synaptics, Inc.*	500	22,140

		110,457

Construction & Engineering - 1.13%
Dycom Industries, Inc.*	500	13,995
MasTec, Inc.*	1,150	34,845
Tutor Perini Corp.*	700	14,924

		63,764

Consumer Finance - 1.14%
Green Dot Corp., Class A*	550	14,481
Nelnet, Inc., Class A	675	25,954
Nicholas Financial, Inc.	200	3,258
Regional Management Corp.*	200	6,360
World Acceptance Corp.*,+	155	13,938

		63,991

Containers & Packaging - 0.60%
Berry Plastics Group, Inc.*	1,700	33,949

Distributors - 0.18%
Core-Mark Holding Co., Inc.	150	9,966

Diversified Consumer Services - 1.33%
Ascent Capital Group, Inc., Class A*	225	18,139
Grand Canyon Education, Inc.*	700	28,196
Matthews International Corp., Class A	400	15,232

20	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (continued)
Steiner Leisure, Ltd.*	225	$13,147

		74,714

Diversified Financial Services - 0.84%
Interactive Brokers Group, Inc., Class A	750	14,078
MarketAxess Holdings, Inc.	550	33,022

		47,100

Diversified Telecommunication Services - 0.90%
Cogent Communications Group, Inc.	700	22,575
IDT Corp., Class B	350	6,212
Lumos Networks Corp.	250	5,418
Premiere Global Services, Inc.*	700	6,972
Vonage Holdings Corp.*	3,100	9,734

		50,911

Electric Utilities - 0.27%
Otter Tail Corp.	550	15,180

Electrical Equipment - 0.20%
Preformed Line Products Co.	100	7,193
Revolution Lighting Technologies, Inc.*	1,200	3,072
SL Industries, Inc.	50	1,223

		11,488

Electronic Equipment, Instruments & Components - 2.20%
Agilysys, Inc.*	300	3,576
CTS Corp.	500	7,885
Frequency Electronics, Inc.	150	1,752
Littelfuse, Inc.	325	25,422
Measurement Specialties, Inc.*	250	13,560
NAPCO Security Technologies, Inc.*	300	1,593
Neonode, Inc.*	550	3,531
Rogers Corp.*	250	14,870
Sanmina Corp.*	1,250	21,862
Speed Commerce, Inc.*	850	2,788
Vishay Intertechnology, Inc.*	2,100	27,069

		123,908

Energy Equipment & Services - 3.69%
Bristow Group, Inc.	550	40,018
Dawson Geophysical Co.*	100	3,247

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Forum Energy Technologies, Inc.*	1,350	$36,463
Gulfmark Offshore, Inc., Class A	400	20,356
Hercules Offshore, Inc.*	2,350	17,320
Hornbeck Offshore Services, Inc.*	550	31,592
Natural Gas Services Group, Inc.*	200	5,364
Newpark Resources, Inc.*	1,300	16,458
SEACOR Holdings, Inc.	300	27,132
Tesco Corp.*	600	9,942

		207,892

Food & Staples Retailing - 1.07%
Andersons, Inc. (The)	275	19,222
Arden Group, Inc., Class A	40	5,200
Ingles Markets, Inc., Class A	350	10,056
Nash Finch Co.	200	5,282
Natural Grocers by Vitamin Cottage, Inc.*	350	13,895
Spartan Stores, Inc.	300	6,618

		60,273

Food Products - 1.75%
Inventure Foods, Inc.*	300	3,150
J&J Snack Foods Corp.	285	23,005
John B. Sanfilippo & Son, Inc.	150	3,479
Post Holdings, Inc.*	500	20,185
Sanderson Farms, Inc.	325	21,203
Tootsie Roll Industries, Inc.+	900	27,738

		98,760

Health Care Equipment & Supplies - 2.14%
Anika Therapeutics, Inc.*	200	4,792
AtriCure, Inc.*	300	3,294
Biolase, Inc.*	2	4
Cyberonics, Inc.*	400	20,296
Insulet Corp.*	800	28,992
Medical Action Industries, Inc.*	250	1,660
Neogen Corp.*	350	21,252
NuVasive, Inc.*	650	15,918
PhotoMedex, Inc.*,+	250	3,975
Utah Medical Products, Inc.	50	2,972
Wright Medical Group, Inc.*	670	17,474

		120,629

www.bridgeway.com	21

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services - 4.34%
Acadia Healthcare Co., Inc.*	720	$28,390
Addus HomeCare Corp.*	175	5,070
AMN Healthcare Services, Inc.*	700	9,632
BioScrip, Inc.*	1,000	8,780
Corvel Corp.*	300	11,091
Health Net, Inc.*	1,150	36,455
Healthways, Inc.*	500	9,255
IPC The Hospitalist Co., Inc.*	250	12,752
Magellan Health Services, Inc.*	400	23,984
Molina Healthcare, Inc.*	650	23,140
Team Health Holdings, Inc.*	1,050	39,837
VCA Antech, Inc.*	1,300	35,698

		244,084

Health Care Technology - 0.91%
Medidata Solutions, Inc.*	400	39,572
Omnicell, Inc.*	500	11,840

		51,412

Hotels, Restaurants & Leisure - 4.80%
Biglari Holdings, Inc.*	25	10,317
Bravo Brio Restaurant Group, Inc.*	300	4,530
Buffalo Wild Wings, Inc.*	275	30,586
CEC Entertainment, Inc.	250	11,465
Cheesecake Factory, Inc. (The)	775	34,061
Cracker Barrel Old Country Store, Inc.	345	35,618
Del Frisco’s Restaurant Group, Inc.*	300	6,051
Famous Dave’s of America, Inc.*	100	1,615
Frisch’s Restaurants, Inc.	50	1,206
Jack in the Box, Inc.*	650	26,000
Kona Grill, Inc.*	150	1,743
Krispy Kreme Doughnuts, Inc.*	950	18,373
Lakes Entertainment, Inc.*	400	1,656
Monarch Casino & Resort, Inc.*	250	4,745
Multimedia Games Holding Co., Inc.*	450	15,548
Nathan’s Famous, Inc.*	50	2,639
Red Robin Gourmet Burgers, Inc.*	225	15,997
Ruth’s Hospitality Group, Inc.	550	6,523
Sonic Corp.*	800	14,200

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	1,050	$27,594

		270,467

Household Durables - 0.40%
Bassett Furniture Industries, Inc.	150	2,428
Libbey, Inc.*	325	7,728
Lifetime Brands, Inc.	200	3,058
Universal Electronics, Inc.*	250	9,008

		22,222

Household Products - 0.11%
Oil-Dri Corp. of America	100	3,374
Orchids Paper Products Co.	100	2,767

		6,141

Insurance - 4.08%
American Safety Insurance Holdings, Ltd.*	150	4,530
Argo Group International Holdings, Ltd.	400	17,152
Enstar Group, Ltd.*	250	34,150
FBL Financial Group, Inc., Class A	400	17,960
Hallmark Financial Services, Inc.*	250	2,218
Maiden Holdings, Ltd.	1,050	12,400
Meadowbrook Insurance Group, Inc.	850	5,525
Mercury General Corp.	800	38,648
Platinum Underwriters Holdings, Ltd.	450	26,878
StanCorp Financial Group, Inc.	650	35,763
Symetra Financial Corp.	1,750	31,185
Universal Insurance Holdings, Inc.	500	3,525

		229,934

Internet & Catalog Retail - 0.55%
1-800-Flowers.com, Inc., Class A*	950	4,684
Blue Nile, Inc.*	200	8,186
Orbitz Worldwide, Inc.*	1,550	14,926
Vitacost.com, Inc.*	400	3,400

		31,196

Internet Software & Services - 3.16%
Angie’s List, Inc.*,+	850	19,125
Carbonite, Inc.*	400	6,000
comScore, Inc.*	550	15,934

22	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Envestnet, Inc.*	500	$15,500
IntraLinks Holdings, Inc.*	800	7,040
j2 Global, Inc.	670	33,178
Reis, Inc.*	100	1,617
Spark Networks, Inc.*	350	2,912
SPS Commerce, Inc.*	200	13,384
United Online, Inc.	1,350	10,773
VistaPrint NV*	500	28,260
WebMD Health Corp.*	700	20,020
Zix Corp.*	900	4,401

		178,144

IT Services - 1.78%
EPAM Systems, Inc.*	700	24,150
Euronet Worldwide, Inc.*	750	29,850
Hackett Group, Inc. (The)	450	3,208
Heartland Payment Systems, Inc.+	550	21,846
ModusLink Global Solutions, Inc.*	750	2,055
TeleTech Holdings, Inc.*	750	18,818

		99,927

Leisure Equipment & Products - 0.21%
Johnson Outdoors, Inc., Class A*	150	4,023
Marine Products Corp.	500	4,540
Nautilus, Inc.*	450	3,249

		11,812

Life Sciences Tools & Services - 0.09%
Albany Molecular Research, Inc.*	400	5,156

Machinery - 2.41%
Accuride Corp.*	700	3,598
Albany International Corp., Class A	450	16,142
Altra Holdings, Inc.	400	10,764
Ampco-Pittsburgh Corp.	150	2,688
CIRCOR International, Inc.	250	15,545
Graham Corp.	150	5,420
Hyster-Yale Materials Handling, Inc.	250	22,417
NN, Inc.	250	3,890
Proto Labs, Inc.*	375	28,646
Trimas Corp.*	650	24,245
Xerium Technologies, Inc.*	200	2,318

		135,673

Media - 3.03%
Belo Corp., Class A	1,550	21,235

Industry Company	Shares	Value

Media (continued)
Carmike Cinemas, Inc.*	350	$7,728
Crown Media Holdings, Inc., Class A*,+	5,250	16,170
Dex Media, Inc.*,+	250	2,032
E.W. Scripps Co., Class A (The)*	850	15,598
Entravision Communications Corp., Class A	1,300	7,670
Gray Television, Inc.*	850	6,672
Journal Communications, Inc., Class A*	800	6,840
LIN Media LLC, Class A*	810	16,435
Media General, Inc., Class A*,+	400	5,704
Meredith Corp.	650	30,953
Nexstar Broadcasting Group, Inc., Class A	500	22,253
World Wrestling Entertainment, Inc., Class A+	1,100	11,187

		170,477

Metals & Mining - 0.91%
Compass Minerals International, Inc.	500	38,135
Handy & Harman, Ltd.*	200	4,774
Horsehead Holding Corp.*	650	8,099

		51,008

Multi-Utilities - 0.58%
Black Hills Corp.	650	32,409

Oil, Gas & Consumable Fuels - 1.43%
Adams Resources & Energy, Inc.	50	2,776
Clean Energy Fuels Corp.*	1,300	16,614
EPL Oil & Gas, Inc.*	600	22,266
Equal Energy, Ltd.	550	2,590
KiOR, Inc., Class A*	1,550	4,371
Matador Resources Co.*	900	14,697
Renewable Energy Group, Inc.*	450	6,818
Synergy Resources Corp.*	1,050	10,237

		80,369

Paper & Forest Products - 0.53%
KapStone Paper & Packaging Corp.	700	29,960

Personal Products - 0.80%
Inter Parfums, Inc.	475	14,245
Nutraceutical International Corp.	150	3,561

www.bridgeway.com	23

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Personal Products (continued)
Prestige Brands Holdings, Inc.*	750	$22,590
Synutra International, Inc.*	850	4,505

		44,901
Pharmaceuticals - 1.75%
AcelRx Pharmaceuticals, Inc.*	600	6,462
Akorn, Inc.*	1,400	27,552
Lannett Co., Inc.*	400	8,728
Pacira Pharmaceuticals, Inc.*	500	24,045
Sagent Pharmaceuticals, Inc.*	450	9,180
Santarus, Inc.*	1,000	22,570

		98,537

Professional Services - 2.15%
CBIZ, Inc.*	650	4,836
Corporate Executive Board Co. (The)	500	36,310
Corporate Resource Services, Inc.*	2,000	4,940
Huron Consulting Group, Inc.*	350	18,413
ICF International, Inc.*	300	10,623
Korn/Ferry International*	750	16,050
VSE Corp.	100	4,695
WageWorks, Inc.*	500	25,225

		121,092

Real Estate Investment Trusts (REITs) - 6.85%
American Realty Capital Properties, Inc.	2,750	33,550
Chatham Lodging Trust	325	5,804
CoreSite Realty Corp.	300	10,182
CubeSmart	2,000	35,680
DuPont Fabros Technology, Inc.	950	24,482
EPR Properties	700	34,118
Geo Group, Inc. (The)	1,050	34,913
Government Properties Income Trust	800	19,144
Healthcare Trust of America, Inc.	3,350	35,242
Hersha Hospitality Trust	3,000	16,770
Hudson Pacific Properties, Inc.	825	16,046
Inland Real Estate Corp.	1,500	15,345
LTC Properties, Inc.	500	18,990
Post Properties, Inc.	800	36,016

Industry Company	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Select Income REIT	750	$19,350
Strategic Hotels & Resorts, Inc.*	3,050	26,474
Whitestone REIT	250	3,682

		385,788

Real Estate Management & Development - 0.42%
Alexander & Baldwin, Inc.*	650	23,413

Road & Rail - 0.47%
Roadrunner Transportation Systems, Inc.*	550	15,532
Saia, Inc.*	350	10,913

		26,445

Semiconductors & Semiconductor Equipment - 3.46%
Axcelis Technologies, Inc.*	1,600	3,376
Ceva, Inc.*	350	6,038
Cohu, Inc.	350	3,818
Diodes, Inc.*	700	17,150
FormFactor, Inc.*	800	5,488
Hittite Microwave Corp.*	450	29,408
Magnachip Semiconductor Corp.*	500	10,765
Monolithic Power Systems, Inc.	550	16,654
PDF Solutions, Inc.*	450	9,562
Photronics, Inc.*	950	7,438
PMC - Sierra, Inc.*	3,000	19,860
Rambus, Inc.*	1,650	15,510
SunEdison, Inc.*	3,950	31,482
Tessera Technologies, Inc.	800	15,480
Vitesse Semiconductor Corp.*	850	2,584

		194,613

Software - 4.04%
Advent Software, Inc.	750	23,813
Blackbaud, Inc.	650	25,376
ePlus, Inc.	100	5,168
FleetMatics Group PLC*	500	18,775
Imperva, Inc.*	350	14,707
Infoblox, Inc.*	750	31,365
Mentor Graphics Corp.	1,650	38,561
Mitek Systems, Inc.*	450	2,331
Monotype Imaging Holdings, Inc.	550	15,763
Park City Group, Inc.*	250	2,182
Proofpoint Inc*	500	16,060
Rovi Corp.*	1,500	28,755

24	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Software (continued)
VASCO Data Security International, Inc.*	600	$4,734

		227,590

Specialty Retail - 2.64%
Conn’s, Inc.*	525	26,271
Destination Maternity Corp.	200	6,360
Destination XL Group, Inc.*	750	4,852
Guess?, Inc.	1,250	37,312
Haverty Furniture Cos., Inc.	350	8,586
hhgregg, Inc.*	450	8,060
Kirkland’s, Inc.*	250	4,610
Monro Muffler Brake, Inc.	450	20,920
New York & Co., Inc.*	950	5,491
Pacific Sunwear of
California, Inc.*	1,000	3,000
Tile Shop Holdings, Inc.*	730	21,528
Trans World Entertainment Corp.	400	1,852

		148,842

Textiles, Apparel & Luxury Goods - 1.90%
Columbia Sportswear Co.	525	31,621
G-III Apparel Group, Ltd.*	300	16,377
Iconix Brand Group, Inc.*	810	26,908
Rocky Brands, Inc.	100	1,741
Skechers U.S.A., Inc., Class A*	750	23,332
Unifi, Inc.*	300	7,008

		106,987

Thrifts & Mortgage Finance - 2.35%
Berkshire Hills Bancorp, Inc.	350	8,788
EverBank Financial Corp.	1,800	26,964
MGIC Investment Corp.*	5,000	36,400
Northwest Bancshares, Inc.	1,400	18,508
Provident Financial
Holdings, Inc.	100	1,661
Radian Group, Inc.+	2,550	35,521
Waterstone Financial, Inc.*	450	4,568

		132,410

Trading Companies & Distributors - 0.16%
Aceto Corp.	400	6,248
Houston Wire & Cable Co.	200	2,694

		8,942

Transportation Infrastructure - 0.52%
Wesco Aircraft Holdings, Inc.*	1,400	29,302

Industry Company	Shares	Value

Water Utilities - 0.03%
Pure Cycle Corp.*	300	$1,386

TOTAL COMMON STOCKS - 99.92%		5,625,887

(Cost $5,243,324)

EXCHANGE TRADED FUND - 0.26%
iShares Russell 2000 Index Fund+	137	14,607

TOTAL EXCHANGE TRADED FUND - 0.26%		14,607

(Cost $13,054)

WARRANTS - 0.00%
Magnum Hunter Resources Corp.*	115	1

TOTAL WARRANTS - 0.00%		1

(Cost $ – )

TOTAL INVESTMENTS - 100.18%		$5,640,495
(Cost $5,256,378)
Liabilities in Excess of Other Assets - (0.18%)		(10,182)

NET ASSETS - 100.00%		$5,630,313

*	Non-income producing security.
+	This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $210,752 at September 30, 2013.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,625,887	$—	$—	$5,625,887
Exchange Traded Fund	14,607	—	—	14,607
Warrants	1	—	—	1

TOTAL	$5,640,495	$—	$—	$5,640,495

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	25

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.84%
Aerospace & Defense - 1.14%
HEICO Corp.	6,000	$406,440

Airlines - 2.00%
Republic Airways Holdings, Inc.*	32,500	386,750
SkyWest, Inc.	22,400	325,248

		711,998

Automobiles - 1.13%
Winnebago Industries, Inc.*	15,500	402,380

Biotechnology - 1.56%
PDL BioPharma, Inc.+	41,500	330,755
Synta Pharmaceuticals Corp.*,+	35,900	226,529

		557,284

Building Products - 1.03%
American Woodmark Corp.*	10,600	367,290

Capital Markets - 2.15%
GAMCO Investors, Inc., Class A	5,900	447,987
Greenhill & Co., Inc.	6,400	319,232

		767,219

Chemicals - 1.12%
Landec Corp.*	32,600	397,720

Commercial Services & Supplies - 1.43%
Ceco Environmental Corp.	36,100	508,288

Communications Equipment - 2.90%
InterDigital, Inc.	13,800	515,154
Ubiquiti Networks, Inc.+	15,400	517,286

		1,032,440

Computers & Peripherals - 1.09%
Electronics for Imaging, Inc.*	12,200	386,496

Consumer Finance - 0.87%
Credit Acceptance Corp.*	2,800	310,268

Containers & Packaging - 1.11%
AEP Industries, Inc.*	5,300	393,843

Diversified Consumer Services - 1.65%
Grand Canyon Education, Inc.*	14,600	588,088

Diversified Financial Services - 1.62%
MarketAxess Holdings, Inc.	9,600	576,384

Industry Company	Shares	Value

Diversified Telecommunication Services - 1.84%
Fairpoint Communications, Inc.*,+	29,700	$283,635
General Communication, Inc., Class A*	39,000	371,280

		654,915

Electronic Equipment, Instruments & Components - 0.64%
Viasystems Group, Inc.*	15,900	229,755

Energy Equipment & Services - 0.64%
Global Geophysical Services, Inc.*	84,400	228,724

Food & Staples Retailing - 1.39%
Susser Holdings Corp.*	9,300	494,295

Food Products - 1.56%
Pilgrim’s Pride Corp.*	33,200	557,428

Health Care Equipment & Supplies - 0.76%
Medical Action Industries, Inc.*	40,900	271,576

Health Care Providers & Services - 12.81%
Addus HomeCare Corp.*	17,500	506,975
Alliance HealthCare Services, Inc.*	20,000	553,800
AMN Healthcare Services, Inc.*	32,700	449,952
Amsurg Corp.*	8,500	337,450
Bio-Reference Labs, Inc.*,+	15,500	463,140
Centene Corp.*	6,300	402,948
HealthSouth Corp.	13,900	479,272
Molina Healthcare, Inc.*	14,400	512,640
MWI Veterinary Supply, Inc.*	3,500	522,760
Providence Service Corp. (The)*	11,600	332,804

		4,561,741

Hotels, Restaurants & Leisure - 4.44%
Cracker Barrel Old Country Store, Inc.	5,100	526,524
Krispy Kreme Doughnuts, Inc.*	17,600	340,384
Six Flags Entertainment Corp.	8,000	270,320
Texas Roadhouse, Inc.	16,900	444,132

		1,581,360

Household Durables - 0.82%
Ryland Group, Inc. (The)	7,200	291,888

26	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance - 2.26%
Crawford & Co., Class B	44,300	$429,710
First American Financial Corp.	15,400	374,990

		804,700

Internet & Catalog Retail - 1.86%
Orbitz Worldwide, Inc.*	18,800	181,044
Overstock.com, Inc.*,+	16,200	480,654

		661,698

Internet Software & Services - 2.59%
j2 Global, Inc.	7,400	366,448
Yelp, Inc.*	8,400	555,912

		922,360

IT Services - 6.28%
CACI International, Inc., Class A*,+	7,700	532,147
Heartland Payment Systems, Inc.+	13,200	524,304
iGATE Corp.*	22,600	627,376
Syntel, Inc.	6,900	552,690

		2,236,517

Leisure Equipment & Products - 3.08%
Smith & Wesson Holding Corp.*,+	44,500	489,055
Sturm Ruger & Co., Inc.+	9,700	607,511

		1,096,566

Life Sciences Tools & Services - 1.45%
PAREXEL International Corp.*	10,300	517,369

Machinery - 2.67%
Middleby Corp. (The)*	2,100	438,711
Standex International Corp.	8,600	510,840

		949,551

Media - 1.80%
Loral Space & Communications, Inc.	1,300	88,049
Sinclair Broadcast Group, Inc., Class A	16,500	553,080

		641,129

Oil, Gas & Consumable Fuels - 5.60%
Adams Resources & Energy, Inc.	7,300	405,223
Delek US Holdings, Inc.	11,500	242,535

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp.*	38,000	$458,280
Oasis Petroleum, Inc.*	7,900	388,127
Renewable Energy Group, Inc.*	33,100	501,465

		1,995,630

Paper & Forest Products - 0.31%
KapStone Paper & Packaging Corp.	2,600	111,280

Personal Products - 1.56%
USANA Health Sciences, Inc.*,+	6,400	555,456

Pharmaceuticals - 1.14%
Questcor Pharmaceuticals, Inc.	7,000	406,000

Professional Services - 3.28%
Barrett Business Services, Inc.	6,700	450,977
Insperity, Inc.	10,500	394,800
TrueBlue, Inc.*	13,500	324,135

		1,169,912

Road & Rail - 4.13%
Avis Budget Group, Inc.*	12,200	351,726
Old Dominion Freight Line, Inc.*	7,700	354,123
Saia, Inc.*	10,950	341,421
Swift Transportation Co.*	21,000	423,990

		1,471,260

Semiconductors & Semiconductor Equipment - 3.06%
SunEdison, Inc.*	63,900	509,283
SunPower Corp.*,+	22,200	580,752

		1,090,035

Software - 5.43%
AVG Technologies NV*	19,600	469,224
Manhattan Associates, Inc.*	4,700	448,615
Netscout Systems, Inc.*	19,600	501,172
Rosetta Stone, Inc.*	31,800	516,114

		1,935,125

Specialty Retail - 3.91%
Cabela’s, Inc.*	6,700	422,301
Genesco, Inc.*	5,000	327,900
Jos. A. Bank Clothiers, Inc.*	8,500	373,660

www.bridgeway.com	27

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Sears Hometown & Outlet Stores, Inc.*,+	8,500	$269,875

		1,393,736

Textiles, Apparel & Luxury Goods - 1.18%
Movado Group, Inc.	9,600	420,000

Trading Companies & Distributors - 2.55%
DXP Enterprises, Inc.*	7,200	568,584
Watsco, Inc.	3,600	339,372

		907,956

TOTAL COMMON STOCKS - 99.84%		35,564,100

(Cost $27,702,593)

TOTAL INVESTMENTS - 99.84% (Cost $27,702,593)		$35,564,100
Other Assets in Excess of Liabilities - 0.16%		55,684

NET ASSETS - 100.00%		$35,619,784

* Non-income producing security. + This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $4,087,229 at September 30, 2013.

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,564,100	$—	$ —	$35,564,100

TOTAL	$35,564,100	$—	$ —	$35,564,100

See Notes to Quarterly Schedule of Investments.

28	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.45%
Aerospace & Defense - 1.09%
AAR Corp.	32,400	$ 885,492

Air Freight & Logistics - 0.41%
Pacer International, Inc.*	54,100	334,879

Airlines - 2.48%
Hawaiian Holdings, Inc.*,+	122,000	907,680
Republic Airways Holdings, Inc.*	93,200	1,109,080

		2,016,760
Biotechnology - 0.92%
PDL BioPharma, Inc.+	94,400	752,368

Building Products - 1.23%
American Woodmark Corp.*	28,900	1,001,385

Capital Markets - 1.05%
Fifth Street Finance Corp.	82,700	850,983

Chemicals - 1.31%
Landec Corp.*	28,300	345,260
Tredegar Corp.	27,900	725,400

		1,070,660

Commercial Banks - 8.41%
Cathay General Bancorp	37,600	878,712
Community Bank System, Inc.	30,500	1,040,660
First Interstate Bancsystem, Inc.	32,700	789,705
Heritage Financial Corp.	13,900	215,728
OFG Bancorp	45,800	741,502
Renasant Corp.	20,300	551,551
Susquehanna Bancshares, Inc.	6,400	80,320
Trustmark Corp.	34,800	890,880
Webster Financial Corp.	29,800	760,794
Wintrust Financial Corp.	21,900	899,433

		6,849,285

Commercial Services & Supplies - 1.60%
Consolidated Graphics, Inc.*	23,300	1,306,198

Computers & Peripherals - 1.08%
Silicon Graphics International Corp.*	54,000	877,500

Consumer Finance - 0.73%
Nelnet, Inc., Class A	15,400	592,130

Diversified Telecommunication Services - 0.81%
Cincinnati Bell, Inc.*	241,100	655,792

Industry Company	Shares	Value

Electric Utilities - 1.12%
Otter Tail Corp.	33,100	$ 913,560

Electronic Equipment, Instruments & Components - 4.11%
Insight Enterprises, Inc.*	67,400	1,275,208
Plexus Corp.*	28,000	1,041,600
Sanmina Corp.*	58,700	1,026,663

		3,343,471

Energy Equipment & Services - 4.60%
Bristow Group, Inc.	15,700	1,142,332
Exterran Holdings, Inc.*	34,500	951,165
Helix Energy Solutions Group, Inc.*	42,900	1,088,373
Pioneer Energy Services Corp.*	75,100	564,001

		3,745,871

Food & Staples Retailing - 4.88%
Andersons, Inc. (The)	12,200	852,780
Pantry, Inc. (The)*	42,968	476,086
Rite Aid Corp.*	229,900	1,094,324
Spartan Stores, Inc.+	35,500	783,130
Weis Markets, Inc.	15,600	763,464

		3,969,784

Food Products - 2.00%
Chiquita Brands International, Inc.*	70,800	896,328
Fresh Del Monte Produce, Inc.	24,800	736,064

		1,632,392

Health Care Providers & Services - 4.93%
Alliance HealthCare Services, Inc.*	30,100	833,469
AMN Healthcare Services, Inc.*	79,500	1,093,920
Kindred Healthcare, Inc.	67,600	907,868
Select Medical Holdings Corp.	97,900	790,053
Triple-S Management Corp., Class B*	21,000	386,190

		4,011,500

Household Durables - 3.04%
M/I Homes, Inc.*,+	40,800	841,296
Meritage Homes Corp.*	18,800	807,460
Ryland Group, Inc. (The)	20,400	827,016

		2,475,772

www.bridgeway.com	29

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance - 14.47%
Argo Group International Holdings, Ltd.	25,520	$ 1,094,298
CNO Financial Group, Inc.	54,400	783,360
FBL Financial Group, Inc., Class A	12,000	538,800
First American Financial Corp.	32,500	791,375
HCI Group, Inc.+	32,500	1,327,300
Horace Mann Educators Corp.	28,100	797,478
OneBeacon Insurance Group, Ltd., Class A	60,220	888,847
Platinum Underwriters Holdings, Ltd.	17,200	1,027,356
Primerica, Inc.	30,100	1,214,234
RLI Corp.	10,300	900,426
Selective Insurance Group, Inc.	40,600	994,700
Stewart Information Services Corp.	18,500	591,815
Symetra Financial Corp.	46,500	828,630

		11,778,619

Internet Software & Services - 1.98%
EarthLink, Inc.	132,000	653,400
j2 Global, Inc.	19,422	961,777

		1,615,177

IT Services - 2.67%
CACI International, Inc., Class A*,+	15,800	1,091,938
Unisys Corp.*	42,900	1,080,651

		2,172,589

Leisure Equipment & Products - 0.51%
Arctic Cat, Inc.	7,300	416,465

Life Sciences Tools & Services - 1.22%
Albany Molecular Research, Inc.*	77,200	995,108

Media - 2.71%
Cumulus Media, Inc., Class A*,+	154,000	816,200
Sinclair Broadcast Group, Inc., Class A	41,600	1,394,432

		2,210,632

Multi-Utilities - 0.80%
Black Hills Corp.	13,000	648,180

Oil, Gas & Consumable Fuels - 5.62%
Cloud Peak Energy, Inc.*	45,100	661,617

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Green Plains Renewable Energy, Inc.	49,900	$ 800,895
Stone Energy Corp.*	32,966	1,069,087
W&T Offshore, Inc.	47,700	845,244
Western Refining, Inc.+	27,000	811,080
Westmoreland Coal Co.*	29,300	386,174

		4,574,097

Paper & Forest Products - 0.53%
PH Glatfelter Co.	15,800	427,706

Professional Services - 0.44%
CBIZ, Inc.*	47,900	356,376

Real Estate Investment Trusts (REITs) - 5.61%
Agree Realty Corp.	21,400	645,852
DCT Industrial Trust, Inc.	115,600	831,164
Education Realty Trust, Inc.	59,000	536,900
Gramercy Property Trust, Inc.*	225,300	934,995
iStar Financial, Inc.*	81,300	978,852
One Liberty Properties, Inc.	11,800	239,304
Whitestone REIT	27,200	400,656

		4,567,723

Road & Rail - 3.82%
AMERCO	5,000	920,650
Heartland Express, Inc.	48,900	693,891
Saia, Inc.*	48,050	1,498,199

		3,112,740

Semiconductors & Semiconductor Equipment - 0.50%
Amkor Technology, Inc.*,+	94,000	403,260

Software - 0.48%
TeleCommunication Systems, Inc., Class A*	160,200	394,092

Specialty Retail - 3.81%
Big 5 Sporting Goods Corp.	15,000	241,200
Brown Shoe Co., Inc.	51,500	1,208,705
hhgregg, Inc.*	45,100	807,741
Men’s Wearhouse, Inc. (The)	24,700	841,035

		3,098,681

Textiles, Apparel & Luxury Goods - 0.50%
Skechers U.S.A., Inc., Class A*	13,100	407,541

Thrifts & Mortgage Finance - 7.05%
Berkshire Hills Bancorp, Inc.	34,400	863,784
Brookline Bancorp, Inc.	81,000	762,210

30	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Capitol Federal Financial, Inc.	68,600	$ 852,698
Dime Community Bancshares, Inc.	47,400	789,210
EverBank Financial Corp.	55,900	837,382
Franklin Financial Corp.	12,800	242,688
Northwest Bancshares, Inc.	74,600	986,212
Rockville Financial, Inc.	31,500	409,500

		5,743,684

Water Utilities - 0.93%
American States Water Co.	27,600	760,656

TOTAL COMMON STOCKS - 99.45%		80,969,108

(Cost $68,672,917)

Total Investments - 99.45% (Cost $68,672,917)		$80,969,108
Other Assets in Excess of Liabilities - 0.55%		447,649

NET ASSETS - 100.00%		$81,416,757

* Non-income producing security. + This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $4,062,918 at September 30, 2013.

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$80,969,108	$—	$ —	$80,969,108

TOTAL	$80,969,108	$—	$ —	$80,969,108

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	31

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.07%
Aerospace & Defense - 2.09%
Boeing Co. (The)	4,600	$540,500
Precision Castparts Corp.	2,300	522,652

		1,063,152

Airlines - 1.24%
Delta Air Lines, Inc.	26,600	627,494

Auto Components - 4.59%
Delphi Automotive PLC	14,400	841,248
Goodyear Tire & Rubber Co. (The)*	45,400	1,019,230
Lear Corp.	6,600	472,362

		2,332,840

Automobiles - 1.08%
Ford Motor Co.	32,400	546,588

Beverages - 0.93%
Monster Beverage Corp.*	9,000	470,250

Biotechnology - 4.81%
Gilead Sciences, Inc.*	8,900	559,276
Regeneron Pharmaceuticals, Inc.*	3,700	1,157,619
United Therapeutics Corp.*	9,200	725,420

		2,442,315

Chemicals - 5.99%
CF Industries Holdings, Inc.	2,200	463,826
Ecolab, Inc.	4,900	483,924
LyondellBasell Industries NV, Class A	7,600	556,548
Praxair, Inc.	4,000	480,840
Sherwin-Williams Co. (The)	5,800	1,056,644

		3,041,782

Commercial Banks - 0.92%
Wells Fargo & Co.	11,300	466,916

Commercial Services & Supplies - 1.87%
Cintas Corp.	8,300	424,960
Tyco International, Ltd.	15,000	524,700

		949,660

Computers & Peripherals - 6.09%
Apple, Inc.	2,800	1,334,900
Seagate Technology PLC	18,800	822,312
Western Digital Corp.	14,800	938,320

		3,095,532

Industry Company	Shares	Value

Consumer Finance - 2.14%
Capital One Financial Corp.	7,500	$515,550
Discover Financial Services	11,300	571,102

		1,086,652

Containers & Packaging - 1.71%
Sealed Air Corp.	32,000	870,080

Diversified Consumer Services - 0.84%
H&R Block, Inc.	16,100	429,226

Diversified Financial Services - 1.05%
JPMorgan Chase & Co.	10,300	532,407

Diversified Telecommunication Services - 0.85%
Verizon Communications, Inc.	9,300	433,938

Electronic Equipment, Instruments & Components - 0.91%
Amphenol Corp., Class A	6,000	464,280

Food & Staples Retailing - 3.28%
Costco Wholesale Corp.	4,700	541,064
Kroger Co. (The)	12,800	516,352
Safeway, Inc.	19,000	607,810

		1,665,226

Food Products - 1.96%
General Mills, Inc.	9,800	469,616
Hershey Co. (The)	5,700	527,250

		996,866

Health Care Equipment & Supplies - 0.45%
Abbott Laboratories	6,900	229,011

Health Care Providers & Services - 4.20%
Cigna Corp.	6,500	499,590
DaVita HealthCare Partners, Inc.*	8,400	477,960
HCA Holdings, Inc.	17,200	735,300
Tenet Healthcare Corp.*	10,200	420,138

		2,132,988

Hotels, Restaurants & Leisure - 0.95%
McDonald’s Corp.	5,000	481,050

Household Products - 2.50%
Church & Dwight Co., Inc.	4,300	258,215
Colgate-Palmolive Co.	8,600	509,980
Kimberly-Clark Corp.	5,300	499,366

		1,267,561

32	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance - 1.81%
Arch Capital Group, Ltd.*	8,500	$460,105
Prudential Financial, Inc.	5,900	460,082

		920,187
Internet & Catalog Retail - 1.05%
Amazon.com, Inc.*	1,700	531,488
Internet Software & Services - 2.38%
LinkedIn Corp., Class A*	3,400	836,604
Rackspace Hosting, Inc.*	7,100	374,596

		1,211,200
IT Services - 12.29%
Accenture PLC, Class A	3,400	250,376
Alliance Data Systems Corp.*	5,300	1,120,791
Automatic Data Processing, Inc.	7,000	506,660
Fiserv, Inc.*	5,000	505,250
Gartner, Inc.*	8,600	516,000
International Business Machines Corp.	5,400	999,972
Mastercard, Inc., Class A	900	605,502
Paychex, Inc.	14,300	581,152
Visa, Inc., Class A	2,600	496,860
Western Union Co. (The)	35,400	660,564

		6,243,127
Leisure Equipment & Products - 1.12%
Polaris Industries, Inc.	4,400	568,392
Life Sciences Tools & Services - 1.07%
Waters Corp.*	5,100	541,671
Machinery - 1.12%
Snap-on, Inc.	5,700	567,150
Media - 2.08%
Comcast Corp., Class A	12,500	564,375
Twenty-First Century Fox, Inc., Class A	14,700	492,450

		1,056,825
Oil, Gas & Consumable Fuels - 3.15%
Chevron Corp.	3,400	413,100
HollyFrontier Corp.	8,300	349,513
Marathon Petroleum Corp.	5,300	340,896
Noble Energy, Inc.	7,400	495,874

		1,599,383
Personal Products - 1.07%
Herbalife, Ltd.+	7,800	544,206

Industry Company	Shares	Value

Pharmaceuticals - 1.51%
AbbVie, Inc.	6,900	$308,637
Johnson & Johnson	5,300	459,457

		768,094
Real Estate Investment Trusts (REITs) - 0.99%
American Tower Corp.	6,800	504,084
Road & Rail - 1.92%
Hertz Global Holdings, Inc.*	20,200	447,632
Union Pacific Corp.	3,400	528,156

		975,788
Semiconductors & Semiconductor Equipment - 0.58%
Xilinx, Inc.	6,300	295,218
Software - 4.71%
Electronic Arts, Inc.*	21,200	541,660
Intuit, Inc.	9,200	610,052
NetSuite, Inc.*	7,000	755,580
Oracle Corp.	14,700	487,599

		2,394,891
Specialty Retail - 8.71%
Best Buy Co., Inc.	15,900	596,250
Gap, Inc. (The)	14,200	571,976
Home Depot, Inc. (The)	11,000	834,350
PetSmart, Inc.	3,700	282,162
Ross Stores, Inc.	7,800	567,840
Sally Beauty Holdings, Inc.*	15,900	415,944
TJX Cos., Inc.	11,400	642,846
Tractor Supply Co.	7,600	510,492

		4,421,860
Textiles, Apparel & Luxury Goods - 3.13%
Fossil Group, Inc.*	3,800	441,712
Hanesbrands, Inc.	9,800	610,638
VF Corp.	2,700	537,435

		1,589,785
Trading Companies & Distributors - 0.93%
W.W. Grainger, Inc.	1,800	471,078

TOTAL COMMON STOCKS - 100.07%		50,830,241

(Cost $38,698,264)

www.bridgeway.com	33

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

				Value
TOTAL INVESTMENTS - 100.07% (Cost $38,698,264)				$50,830,241
Liabilities in Excess of Other Assets - (0.07%)				(33,643)

NET ASSETS - 100.00%				$50,796,598

*      Non-income producing security.

+     This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $544,206 at September 30, 2013.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$50,830,241	$—	$—	$50,830,241

TOTAL	$50,830,241	$—	$—	$50,830,241

See Notes to Quarterly Schedule of Investments.

34	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.91%
Aerospace & Defense - 3.11%
United Technologies Corp.	139,380	$15,027,952

Air Freight & Logistics - 2.82%
United Parcel Service, Inc., Class B	149,263	13,638,160

Beverages - 5.20%
Coca-Cola Co. (The)	330,014	12,500,930
PepsiCo, Inc.	158,450	12,596,775

		25,097,705

Capital Markets - 2.71%
Goldman Sachs Group, Inc. (The)	82,800	13,099,788

Chemicalsm - 2.78%
Monsanto Co.	128,850	13,448,075

Commercial Banks - 2.71%
Wells Fargo & Co.	316,359	13,071,954

Communications Equipment - 2.66%
Cisco Systems, Inc.	548,508	12,846,057

Computers & Peripherals - 5.78%
Apple, Inc.	32,150	15,327,513
Hewlett-Packard Co.	599,900	12,585,902

		27,913,415

Diversified Financial Services - 8.22%
Bank of America Corp.	993,508	13,710,410
Berkshire Hathaway, Inc., Class B*	115,250	13,082,027
JPMorgan Chase & Co.	249,395	12,891,228

		39,683,665

Diversified Telecommunication Services - 5.23%
AT&T, Inc.	371,225	12,554,829
Verizon Communications, Inc.	271,689	12,677,009

		25,231,838

Energy Equipment & Services - 3.32%
Schlumberger, Ltd.	181,300	16,019,668

Food & Staples Retailing - 5.31%
CVS Caremark Corp.	225,000	12,768,750
Wal-Mart Stores, Inc.	173,819	12,855,653

		25,624,403

Industry Company	Shares	Value

Health Care Equipment & Supplies - 1.33%
Abbott Laboratories	193,900	$ 6,435,541

Hotels, Restaurants & Leisure - 2.64%
McDonald’s Corp.	132,500	12,747,825

Household Products - 2.66%
Procter & Gamble Co. (The)	169,826	12,837,147

Industrial Conglomerates - 5.62%
3M Co.	116,450	13,905,295
General Electric Co.	554,143	13,238,476

		27,143,771

Internet Software & Services - 2.72%
Google, Inc., Class A*	14,970	13,112,373

IT Services - 6.02%
International Business Machines Corp.	68,667	12,715,755
Visa, Inc., Class A	85,600	16,358,160

		29,073,915

Oil, Gas & Consumable Fuels - 11.14%
Chevron Corp.	109,095	13,255,043
ConocoPhillips	210,635	14,641,239
Exxon Mobil Corp.	145,887	12,552,117
Occidental Petroleum Corp.	142,650	13,343,481

		53,791,880

Pharmaceuticals - 9.70%
AbbVie, Inc.	161,100	7,206,003
Johnson & Johnson	152,552	13,224,733
Merck & Co., Inc.	276,435	13,161,070
Pfizer, Inc.	460,744	13,227,960

		46,819,766

Semiconductors & Semiconductor Equipment - 2.59%
Intel Corp.	544,943	12,490,094

Software - 5.64%
Microsoft Corp.	402,445	13,405,443
Oracle Corp.	416,113	13,802,468

		27,207,911

TOTAL COMMON STOCKS - 99.91%		482,362,903

(Cost $356,314,193)

www.bridgeway.com	35

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.09%
BlackRock FedFund	0.01%	421,681	$421,681

TOTAL MONEY MARKET FUND - 0.09%			421,681

	(Cost $421,681)

TOTAL INVESTMENTS - 100.00%			$482,784,584
(Cost $356,735,874)
Liabilities in Excess of Other Assets - 0.00%			(2,373)

	NET ASSETS - 100.00%		$482,782,211

* Non-income producing security. ^ Rate disclosed as of September 30, 2013.

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$482,362,903	$—	$—	$482,362,903
Money Market Fund	—	421,681	—	421,681

TOTAL	$482,362,903	$421,681	$—	$482,784,584

See Notes to Quarterly Schedule of Investments.

36	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 55.29%
Aerospace & Defense - 1.11%
Honeywell International, Inc.	800	$66,432
Lockheed Martin Corp.	870	110,968
Northrop Grumman Corp.	400	38,104
United Technologies Corp.	940	101,351

		316,855

Air Freight & Logistics - 0.32%
FedEx Corp.#	800	91,288

Beverages - 1.65%
Brown-Forman Corp., Class B	4,425	301,475
Coca-Cola Co. (The)#	4,500	170,460

		471,935

Biotechnology - 1.16%
Biogen Idec, Inc.*,#	900	216,684
Gilead Sciences, Inc.*,#	1,800	113,112

		329,796

Capital Markets - 0.91%
Ameriprise Financial, Inc.	680	61,934
Bank of New York Mellon Corp. (The)	532	16,061
Charles Schwab Corp. (The)#	3,500	73,990
Morgan Stanley	800	21,560
State Street Corp.#	1,300	85,475

		259,020

Chemicals - 1.06%
Dow Chemical Co. (The)#	2,100	80,640
Monsanto Co.	500	52,185
Sherwin-Williams Co. (The)	600	109,308
Sigma-Aldrich Corp.	700	59,710

		301,843

Commercial Banks - 1.24%
Comerica, Inc.	1,100	43,241
KeyCorp	3,700	42,180
U.S. Bancorp#	2,200	80,476
Wells Fargo & Co.#	4,571	188,874

		354,771

Commercial Services & Supplies - 0.23%
Waste Management, Inc.#	1,600	65,984

Communications Equipment - 1.00%
Cisco Systems, Inc.#	11,600	271,672
Juniper Networks, Inc.*	700	13,902

		285,574

Industry Company	Shares	Value

Computers & Peripherals - 3.51%
Apple, Inc.#	900	$429,075
EMC Corp.#	7,400	189,144
Hewlett-Packard Co.#	7,300	153,154
SanDisk Corp.#	1,300	77,363
Seagate Technology PLC#	3,500	153,090

		1,001,826

Consumer Finance - 0.75%
American Express Co.#	1,000	75,520
Capital One Financial Corp.#	2,000	137,480

		213,000

Diversified Financial Services - 2.29%
Bank of America Corp.#	6,600	91,080
Citigroup, Inc.#	3,310	160,568
JPMorgan Chase & Co.#	7,800	403,182

		654,830

Diversified Telecommunication Services - 2.06%
AT&T, Inc.#	12,400	419,368
CenturyLink, Inc.#	3,200	100,416
Frontier Communications Corp.+	672	2,802
Verizon Communications, Inc.	1,400	65,324

		587,910

Electric Utilities - 0.98%
American Electric Power Co., Inc.#	1,600	69,360
Duke Energy Corp.	783	52,289
Entergy Corp.#	2,000	126,380
Exelon Corp.	1,100	32,604

		280,633

Electrical Equipment - 0.23%
Eaton Corp. PLC	400	27,536
Emerson Electric Co.	600	38,820

		66,356

Electronic Equipment, Instruments & Components - 0.07%
FLIR Systems, Inc.	600	18,840

Energy Equipment & Services - 0.61%
Halliburton Co.#	2,300	110,745
National Oilwell Varco, Inc.	800	62,488

		173,233

Food & Staples Retailing - 1.20%
CVS Caremark Corp.	900	51,075

www.bridgeway.com	37

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Kroger Co. (The)#	3,400	$137,156
Safeway, Inc.	900	28,791
Wal-Mart Stores, Inc.#	1,700	125,732

		342,754

Food Products - 0.63%
Archer-Daniels-Midland Co.#	1,000	36,840
General Mills, Inc.	1,400	67,088
Mead Johnson Nutrition Co.	1,016	75,448

		179,376

Health Care Equipment & Supplies - 1.03%
Abbott Laboratories	1,300	43,147
Baxter International, Inc.	1,300	85,397
Becton Dickinson & Co.	220	22,004
C.R. Bard, Inc.	500	57,600
Stryker Corp.#	1,260	85,164

		293,312

Health Care Providers & Services - 2.32%
Express Scripts Holding Co.*,#	1,634	100,949
Laboratory Corp. of America Holdings*	300	29,742
Quest Diagnostics, Inc.	400	24,716
Tenet Healthcare Corp.*,#	6,000	247,140
UnitedHealth Group, Inc.#	1,300	93,093
WellPoint, Inc.#	2,000	167,220

		662,860

Hotels, Restaurants & Leisure - 0.73%
McDonald’s Corp.#	900	86,589
Yum! Brands, Inc.#	1,700	121,363

		207,952

Household Durables - 0.23%
PulteGroup, Inc.#	4,000	66,000

Household Products - 1.24%
Colgate-Palmolive Co.#	3,000	177,900
Kimberly-Clark Corp.#	1,000	94,220
Procter & Gamble Co. (The)#	1,100	83,149

		355,269

Independent Power Producers & Energy Traders - 0.12%
AES Corp.#	2,600	34,554

Industrial Conglomerates - 1.13%
3M Co.	1,000	119,410

Industry Company	Shares	Value

Industrial Conglomerates (continued)
Danaher Corp.	500	$34,660
General Electric Co.#	7,100	169,619

		323,689

Insurance - 3.44%
Aflac, Inc.	300	18,597
Aon PLC#	1,700	126,548
Chubb Corp. (The)	1,100	98,186
Genworth Financial, Inc., Class A*,#	8,000	102,320
PartnerRe, Ltd.#	3,000	274,620
Progressive Corp. (The)	820	22,329
Travelers Cos., Inc. (The)#	4,000	339,080

		981,680

Internet & Catalog Retail - 0.55%
Amazon.com, Inc.*	500	156,320

Internet Software & Services - 0.87%
eBay, Inc.*	1,300	72,527
Google, Inc., Class A*	200	175,182

		247,709

IT Services - 1.82%
International Business Machines Corp.#	1,200	222,216
Teradata Corp.*	400	22,176
Visa, Inc., Class A#	1,300	248,430
Western Union Co. (The)#	1,500	27,990

		520,812

Leisure Equipment & Products - 0.25%
Hasbro, Inc.#	1,500	70,710

Life Sciences Tools & Services - 0.23%
Thermo Fisher Scientific, Inc.	700	64,505

Machinery - 0.77%
Deere & Co.#	2,700	219,753

Media - 1.63%
Comcast Corp., Class A	2,250	101,587
News Corp., Class A*	600	9,636
Omnicom Group, Inc.#	1,000	63,440
Time Warner, Inc.#	1,333	87,725
Twenty-First Century Fox, Inc., Class A#	2,400	80,400
Walt Disney Co. (The)#	1,900	122,531

		465,319

38	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Multiline Retail - 0.50%
Big Lots, Inc.*,#	500	$18,545
Dollar General Corp.*,#	2,200	124,212

		142,757

Multi-Utilities - 0.72%
Dominion Resources, Inc.#	1,920	119,962
Sempra Energy	1,000	85,600

		205,562

Oil, Gas & Consumable Fuels - 5.76%
Anadarko Petroleum Corp.#	1,000	92,990
Apache Corp.	500	42,570
Chesapeake Energy Corp.	500	12,940
Chevron Corp.#	2,078	252,477
ConocoPhillips#	1,187	82,509
Exxon Mobil Corp.#	4,000	344,160
Marathon Petroleum Corp.#	5,300	340,896
Occidental Petroleum Corp.#	1,200	112,248
Phillips 66#	5,093	294,477
Valero Energy Corp.#	2,000	68,300

		1,643,567

Paper & Forest Products - 0.23%
International Paper Co.#	1,500	67,200

Pharmaceuticals - 2.81%
AbbVie, Inc.	1,300	58,149
Actavis, Inc.*,#	700	100,800
Allergan, Inc.	1,200	108,540
Bristol-Myers Squibb Co.	3,079	142,496
Johnson & Johnson	1,800	156,042
Merck & Co., Inc.#	1,600	76,176
Pfizer, Inc.#	5,600	160,776

		802,979

Real Estate Investment Trusts (REITs) - 0.82%
American Tower Corp.	1,200	88,956
Public Storage	900	144,495

		233,451

Road & Rail - 0.54%
Union Pacific Corp.#	1,000	155,340

Semiconductors & Semiconductor Equipment - 0.45%
Broadcom Corp., Class A#	1,400	36,414
Intel Corp.	1,200	27,504
Texas Instruments, Inc.#	1,570	63,224

		127,142

Software - 1.36%
Citrix Systems, Inc.*	1,000	70,610

Industry Company		Shares	Value
Software (continued)
Intuit, Inc.		500	$33,155
Microsoft Corp.#		5,200	173,212
Oracle Corp.#		3,360	111,451

			388,428

Specialty Retail - 3.21%
AutoZone, Inc.*		600	253,638
CST Brands, Inc.		220	6,556
Gap, Inc. (The)#		11,700	471,276
Staples, Inc.		1,250	18,312
Urban Outfitters, Inc.*,#		4,500	165,465

			915,247

Textiles, Apparel & Luxury Goods - 0.83%
Coach, Inc.#		3,000	163,590
NIKE, Inc., Class B#		1,000	72,640

			236,230

Trading Companies & Distributors - 0.46%
W.W. Grainger, Inc.		500	130,855

Wireless Telecommunication Services - 0.23%
Crown Castle International Corp.*		900	65,727

TOTAL COMMON STOCKS - 55.29%			15,780,753

(Cost $10,888,907)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 40.34%
U.S. Treasury Bills - 38.54%
10/17/2013	0.040%(a)	$3,000,000	2,999,947
10/31/2013	0.030%(a)	2,000,000	1,999,950
11/29/2013	0.040%(a)	2,000,000	1,999,869
12/26/2013	0.020%(a)	2,000,000	1,999,952
03/27/2014	0.050%(a)	2,000,000	1,999,706

			10,999,424

U.S. Treasury Notes - 1.80%
11/15/2013	4.250%	200,000	201,023
03/15/2014	1.250%	100,000	100,543
02/15/2015	4.000%	200,000	210,383

			511,949

TOTAL U.S. GOVERNMENT OBLIGATIONS - 40.34%			11,511,373

(Cost $11,499,015)

www.bridgeway.com	39

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 4.89%
BlackRock FedFund	0.01%	1,395,032	$ 1,395,032

TOTAL MONEY MARKET FUND — 4.89%			1,395,032

(Cost $1,395,032)

TOTAL INVESTMENTS - 100.52%			$28,687,158
(Cost $23,782,954)
Liabilities in Excess of Other Assets - (0.52%)			(147,335)

NET ASSETS - 100.00%			$28,539,823

*      Non-income producing security.

#      Security subject to call or put option written by the Fund.

^      Rate disclosed as of September 30, 2013.

+     This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $2,802 at September 30, 2013.

(a)    Rate represents the effective yield at purchase.

ADR - American Depositary Receipt

PLC - Public Limited Company

See Notes to Quarterly Schedule of Investments.

40	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (0.70%)

Actavis, Inc.
Expiring January, 2013 at $140.00	3	$(2,820)
AES Corp.
Expiring November, 2013 at $12.00	6	(780)
American Electric Power Co., Inc.
Expiring November, 2013 at $45.00	6	(180)
American Express Co.
Expiring October, 2013 at $77.50	3	(171)
Anadarko Petroleum Corp.
Expiring November, 2013 at $95.00	3	(891)
Aon PLC
Expiring October, 2013 at $67.50	5	(3,600)
Apple, Inc.
Expiring December, 2013 at $480.00	5	(11,575)
Archer-Daniels-Midland Co.
Expiring December, 2013 at $38.00	5	(625)
AT&T, Inc.
Expiring October, 2013 at $36.00	30	(60)
Expiring January, 2013 at $35.00	70	(3,640)

		(3,700)
Bank of America Corp.
Expiring January, 2013 at $15.00	15	(510)
Big Lots, Inc.
Expiring October, 2013 at $37.50	5	(300)
Biogen Idec, Inc.
Expiring October, 2013 at $225.00	3	(5,283)
Broadcom Corp., Class A
Expiring November, 2013 at $28.00	7	(364)
Capital One Financial Corp.
Expiring December, 2013 at $70.00	5	(1,075)
CenturyLink, Inc.
Expiring October, 2013 at $36.00	8	(24)
Charles Schwab Corp. (The)
Expiring January, 2013 at $22.00	10	(960)
Chevron Corp.
Expiring January, 2013 at $130.00	5	(430)

Company	Number of Contracts	Value

Cisco Systems, Inc.
Expiring November, 2013 at $25.00	15	$(435)
Expiring January, 2013 at $25.00	15	(750)

		(1,185)
Citigroup, Inc.
Expiring December, 2013 at $52.50	10	(780)
Coach, Inc.
Expiring November, 2013 at $52.50	24	(8,880)
Expiring November, 2013 at $55.00	6	(1,380)

		(10,260)
Coca-Cola Co. (The)
Expiring November, 2013 at $41.00	10	(120)
Colgate-Palmolive Co.
Expiring November, 2013 at $60.00	8	(792)
ConocoPhillips
Expiring November, 2013 at $62.50	3	(2,205)
Deere & Co.
Expiring December, 2013 at $85.00	12	(2,004)
Dollar General Corp.
Expiring January, 2013 at $60.00	6	(1,320)
Dominion Resources, Inc.
Expiring October, 2013 at $57.50	5	(2,600)
Dow Chemical Co. (The)
Expiring January, 2013 at $41.00	6	(600)
EMC Corp.
Expiring January, 2013 at $27.00	17	(1,122)
Entergy Corp.
Expiring December, 2013 at $65.00	20	(2,600)
Express Scripts Holding Co.
Expiring November, 2013 at $65.00	5	(495)
Exxon Mobil Corp.
Expiring October, 2013 at $95.00	10	(30)
Expiring November, 2013 at $90.00	10	(440)

		(470)
FedEx Corp.
Expiring January, 2013 at $115.00	4	(2,120)

www.bridgeway.com	41

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Gap, Inc. (The)
Expiring December, 2013 at $42.00	80	$(11,040)
Expiring December, 2013 at $43.00	10	(1,100)

		(12,140)
General Electric Co.
Expiring January, 2013 at $24.00	15	(1,245)
Genworth Financial, Inc., Class A
Expiring December, 2013 at $12.00	50	(7,200)
Expiring January, 2013 at $13.00	30	(2,730)

		(9,930)
Gilead Sciences, Inc.
Expiring January, 2013 at $65.00	6	(2,040)
Halliburton Co.
Expiring January, 2013 at $50.00	6	(1,128)
Hasbro, Inc.
Expiring October, 2013 at $47.50	5	(375)
Hewlett-Packard Co.
Expiring January, 2013 at $23.00	20	(1,660)
International Paper Co.
Expiring October, 2013 at $49.00	5	(40)
JPMorgan Chase & Co.
Expiring December, 2013 at $52.50	12	(1,848)
Expiring January, 2013 at $52.50	30	(5,430)

		(7,278)
Kimberly-Clark Corp.
Expiring October, 2013 at $100.00	3	(30)
Kroger Co. (The)
Expiring October, 2013 at $39.00	3	(504)
Marathon Petroleum Corp.
Expiring October, 2013 at $72.50	37	(370)
Expiring January, 2013 at $67.50	5	(1,450)

		(1,820)
McDonald’s Corp.
Expiring December, 2013 at $100.00	5	(460)
Merck & Co., Inc.
Expiring October, 2013 at $49.00	5	(90)
Microsoft Corp.
Expiring November, 2013 at $33.00	12	(1,560)

Company	Number of Contracts	Value

NIKE, Inc., Class B
Expiring January, 2013 at $70.00	5	$(2,485)
Occidental Petroleum Corp.
Expiring January, 2013 at $95.00	3	(1,080)
Omnicom Group, Inc.
Expiring October, 2013 at $65.00	3	(480)
Oracle Corp.
Expiring December, 2013 at $34.00	10	(880)
PartnerRe, Ltd.
Expiring November, 2013 at $90.00	30	(10,200)
Pfizer, Inc.
Expiring January, 2013 at $29.00	15	(1,170)
Phillips 66
Expiring November, 2013 at $57.50	45	(11,700)
Procter & Gamble Co. (The)
Expiring October, 2013 at $82.50	4	(8)
PulteGroup, Inc.
Expiring October, 2013 at $19.00	40	(200)
SanDisk Corp.
Expiring October, 2013 at $60.00	3	(483)
Seagate Technology PLC
Expiring January, 2013 at $42.00	35	(15,050)
State Street Corp.
Expiring January, 2013 at $70.00	3	(468)
Stryker Corp.
Expiring January, 2013 at $72.50	3	(255)
Tenet Healthcare Corp.
Expiring November, 2013 at $40.00	60	(18,600)
Texas Instruments, Inc.
Expiring October, 2013 at $38.00	4	(980)
Time Warner, Inc.
Expiring October, 2013 at $62.50	4	(1,400)
Travelers Cos., Inc. (The)
Expiring January, 2013 at $82.50	10	(4,600)
Expiring January, 2013 at $90.00	10	(1,140)

		(5,740)
Twenty-First Century Fox, Inc., Class A
Expiring October, 2013 at $30.00	6	(2,160)
U.S. Bancorp
Expiring January, 2013 at $38.00	6	(390)

42	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Union Pacific Corp.
Expiring November, 2013 at $160.00	3	$(708)
UnitedHealth Group, Inc.
Expiring December, 2013 at $75.00	4	(616)
Urban Outfitters, Inc.
Expiring December, 2013 at $38.00	45	(7,200)
Valero Energy Corp.
Expiring January, 2013 at $35.00	20	(3,420)
Visa, Inc., Class A
Expiring December, 2013 at $200.00	4	(1,760)
Wal-Mart Stores, Inc.
Expiring January, 2013 at $77.50	5	(440)
Walt Disney Co. (The)
Expiring October, 2013 at $67.50	5	(110)
Waste Management, Inc.
Expiring January, 2013 at $42.00	5	(475)
WellPoint, Inc.
Expiring December, 2013 at $85.00	20	(6,100)
Wells Fargo & Co.
Expiring January, 2013 at $43.00	10	(940)
Western Union Co. (The)
Expiring January, 2013 at $19.00	5	(385)
Yum! Brands, Inc.
Expiring October, 2013 at $72.50	5	(535)
Expiring January, 2013 at $72.50	4	(1,016)

		(1,551)

TOTAL CALL OPTIONS WRITTEN - (0.70%)		(199,695)

(Premiums received $(218,525))

PUT OPTIONS WRITTEN - (0.71%)

Agrium, Inc.
Expiring October, 2013 at $85.00	20	(5,120)
American International Group, Inc.
Expiring November, 2013 at $49.00	20	(3,740)
Apple, Inc.
Expiring November, 2013 at $490.00	2	(6,130)
Best Buy Co., Inc.
Expiring November, 2013 at $34.00	30	(2,040)

Company	Number of Contracts	Value

Expiring November, 2013 at $35.00	30	$(2,850)

		(4,890)
CF Industries Holdings, Inc.
Expiring November, 2013 at $185.00	15	(2,835)
Delta Air Lines, Inc.
Expiring December, 2013 at $23.00	80	(12,640)
Electronic Arts, Inc.
Expiring December, 2013 at $25.00	110	(18,920)
Everest Re Group, Ltd.
Expiring October, 2013 at $125.00	10	(1,400)
Exxon Mobil Corp.
Expiring October, 2013 at $92.50	30	(21,000)
Goldman Sachs Group, Inc. (The)
Expiring October, 2013 at $150.00	8	(920)
Expiring October, 2013 at $160.00	10	(4,500)

		(5,420)
Goodyear Tire & Rubber Co. (The)
Expiring January, 2013 at $22.00	130	(21,060)
Hanesbrands, Inc.
Expiring October, 2013 at $50.00	15	(300)
International Business Machines Corp.
Expiring January, 2013 at $185.00	15	(10,950)
Kohl’s Corp.
Expiring October, 2013 at $50.00	55	(2,475)
L-3 Communications Holdings, Inc.
Expiring October, 2013 at $90.00	30	(1,200)
Lear Corp.
Expiring December, 2013 at $70.00	30	(8,400)
Lincoln National Corp.
Expiring October, 2013 at $42.00	65	(7,410)
Manpowergroup, Inc.
Expiring December, 2013 at $70.00	20	(6,600)
Micron Technology, Inc.
Expiring October, 2013 at $12.00	75	(225)

www.bridgeway.com	43

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Company	Number of Contracts	Value
Put Options Written (continued)
Expiring October, 2013 at $13.00	135	$(810)

		(1,035)
Motorola Solutions, Inc.
Expiring January, 2013 at $60.00	25	(8,500)
Nordstrom, Inc.
Expiring January, 2013 at $55.00	40	(8,560)
Seagate Technology PLC
Expiring November, 2013 at $40.00	30	(3,330)
Sealed Air Corp.
Expiring October, 2013 at $30.00	50	(15,500)
Sony Corp. - Sponsored ADR
Expiring October, 2013 at $20.00	130	(1,950)
St. Jude Medical, Inc.
Expiring January, 2013 at $50.00	35	(5,915)
Time Warner, Inc.
Expiring January, 2013 at $60.00	26	(2,964)
Valero Energy Corp.
Expiring January, 2013 at $35.00	30	(8,670)
Western Digital Corp.
Expiring October, 2013 at $65.00	20	(5,880)
Western Union Co. (The)
Expiring November, 2013 at $17.00	10	(200)

TOTAL PUT OPTIONS WRITTEN - (0.71%)		(202,994)

(Premiums received $(271,785))
TOTAL OPTIONS WRITTEN - (1.41%)		$(402,689)

(Premiums received $(490,310))

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$15,780,753	$—	$—	$15,780,753
U.S. Government Obligations	—	11,511,373	—	11,511,373
Money Market Fund	—	1,395,032	—	1,395,032

TOTAL	$15,780,753	$12,906,405	$—	$28,687,158

Liabilities Table
Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$(402,689)	$—	$—	$(402,689)

TOTAL	$(402,689)	$—	$—	$(402,689)

See Notes to Quarterly Schedule of Investments.

44	Quarterly Report | September 30, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of September 30, 2013 (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2013, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last trading price for the security on the exchange on which the security last traded. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NAS-DAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

www.bridgeway.com	45

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and ask on the short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds that invest primarily in securities that are valued at amortized cost. Therefore, the money market funds are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

46	Quarterly Report | September 30, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2013 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2013, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU 2013-01, which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2013, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Aggressive Investors 1	$4,201,622	$4,355,214
Ultra-Small Company	11,916,951	12,507,637
Ultra-Small Company Market	34,809,832	36,494,918
Small-Cap Momentum	210,752	218,953
Small-Cap Growth	4,087,229	4,230,548
Small-Cap Value	4,062,918	4,256,072
Large-Cap Growth	544,206	542,891
Managed Volatility	2,802	2,957

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. Large-Cap Growth Fund obtained additional collateral on the following business day after the period end to ensure the securities on loan were adequately collateralized. As of September 30, 2013, the collateral consisted of an overnight government fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

www.bridgeway.com	47

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Derivatives

The Funds’ use of derivatives for the period ended September 30, 2013 was limited to futures contracts and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value

Managed Volatility Fund
Equity Contracts	$ -	$402,689

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2013, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

48	Quarterly Report | September 30, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended September 30, 2013 are as follows:

	Managed Volatility Fund		Managed Volatility Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2013	921	$185,759	1,204	$282,902
Positions Opened	1,334	251,300	1,504	284,017
Exercised	(374)	(79,816)	(415)	(94,653)
Expired	(402)	(70,852)	(662)	(163,383)
Closed	(326)	(67,866)	(300)	(37,098)
Outstanding, September 30, 2013	1,153	$218,525	1,331	$271,785
Market Value, September 30, 2013		$199,695		$202,994

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2013, were as follows:

		Ultra-Small	Ultra-Small
	Aggressive Investors 1	Company	Company Market
Gross appreciation (excess of value over tax cost)	$ 38,110,964	$ 43,332,650	$133,389,564
Gross depreciation (excess of tax cost over value)	(3,170,079)	(4,667,643)	(10,939,215)
Net unrealized appreciation (depreciation)	$ 34,940,885	$ 38,665,007	$122,450,349
Cost of investments for income tax purposes	$195,481,111	$103,732,866	$257,595,961

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 463,214	$ 8,787,132	$13,935,703
Gross depreciation (excess of tax cost over value)	(79,411)	(925,625)	(1,639,512)
Net unrealized appreciation (depreciation)	$ 383,803	$ 7,861,507	$12,296,191
Cost of investments for income tax purposes	$5,256,692	$27,702,593	$68,672,917

	Large-Cap Growth	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$12,570,686	$127,630,220	$ 5,336,845
Gross depreciation (excess of tax cost over value)	(438,709)	(7,204,967)	(355,010)
Net unrealized appreciation (depreciation)	$12,131,977	$120,425,253	$ 4,981,835
Cost of investments for income tax purposes	$38,698,264	$362,359,331	$23,302,634

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

www.bridgeway.com	49

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.50%
Aerospace & Defense - 1.26%
AAR Corp.	81,000	$2,213,730
Astrotech Corp.*	24,500	18,375
Ducommun, Inc.*	23,800	682,584
Erickson Air-Crane, Inc.*,+	28,500	446,310
Kratos Defense & Security Solutions, Inc.*	40,000	331,200

		3,692,199

Air Freight & Logistics - 0.48%
Air Transport Services Group, Inc.*	64,600	483,854
Atlas Air Worldwide Holdings, Inc.*	12,800	590,208
Park-Ohio Holdings Corp.*	8,700	334,254

		1,408,316

Airlines - 1.06%
Hawaiian Holdings, Inc.*,+	96,234	715,981
Republic Airways Holdings, Inc.*	84,000	999,600
SkyWest, Inc.	96,300	1,398,276

		3,113,857

Auto Components - 0.95%
China XD Plastics Co., Ltd.*,+	50,900	234,140
Modine Manufacturing Co.*	10,000	146,300
SORL Auto Parts, Inc.*,+	29,900	111,228
Standard Motor Products, Inc.	38,000	1,222,080
Stoneridge, Inc.*	55,900	604,279
Strattec Security Corp.	1,300	49,855
Superior Industries International, Inc.	12,200	217,526
Tower International, Inc.*	9,500	189,905

		2,775,313

Beverages - 0.02%
MGP Ingredients, Inc.	11,318	59,306

Biotechnology - 0.20%
Emergent Biosolutions, Inc.*	30,000	571,500

Building Products - 0.97%
Gibraltar Industries, Inc.*	81,850	1,167,181
Griffon Corp.	108,900	1,365,606
Patrick Industries, Inc.*	10,300	309,515

		2,842,302

Capital Markets - 2.29%
BlackRock Kelso Capital Corp.	35,000	332,150

Industry Company	Shares	Value

Capital Markets (continued)
Calamos Asset Management, Inc., Class A	43,500	$434,565
Capital Southwest Corp.	22,400	766,304
CIFC Corp.	35,400	279,306
Cowen Group, Inc., Class A*	105,900	365,355
FBR & Co.*	21,600	579,096
GFI Group, Inc.	75,000	296,250
Gladstone Capital Corp.	31,900	278,487
INTL. FCStone, Inc.*	12,500	255,625
Investment Technology Group, Inc.*	57,050	896,826
JMP Group, Inc.	37,300	230,887
Manning & Napier, Inc.	17,000	283,560
MVC Capital, Inc.	30,000	391,800
NGP Capital Resources Co.	100	743
Oppenheimer Holdings, Inc., Class A	15,300	271,881
Piper Jaffray Cos.*	11,400	390,906
Walter Investment Management Corp.*	17,200	680,088

		6,733,829

Chemicals - 2.27%
Axiall Corp.	31,950	1,207,390
China Green Agriculture, Inc.*,+	36,800	167,440
Core Molding Technologies, Inc.*	700	6,706
Gulf Resources, Inc.*	42,400	72,504
Kraton Performance Polymers, Inc.*	48,350	947,177
Material Sciences Corp.*	5,200	48,776
OM Group, Inc.*	52,800	1,783,584
Schulman (A.), Inc.	57,500	1,693,950
Tredegar Corp.	28,800	748,800

		6,676,327

Commercial Banks - 20.29%
1st Source Corp.	53,952	1,452,388
Access National Corp.	2,700	38,502
American National Bankshares, Inc.	21,800	505,760
Ameris Bancorp*	41,900	770,122
BancorpSouth, Inc.	64,850	1,293,109
Bank of Commerce Holdings+	32,300	185,402
Banner Corp.	11,450	436,932
Bar Harbor Bankshares	7,500	275,925
BCB Bancorp, Inc.	10,400	111,488

www.bridgewayomni.com	1

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
BNC Bancorp+	61,844	$824,999
BSB Bancorp, Inc.*,+	21,000	294,210
C&F Financial Corp.+	1,200	58,080
Camden National Corp.	9,500	388,550
Capital City Bank Group, Inc.*	28,150	331,607
Carolina Bank Holdings, Inc.*,+	11,500	122,360
Central Pacific Financial Corp.	25,000	442,500
Central Valley Community Bancorp+	20,000	203,000
Century Bancorp, Inc., Class A	15,200	506,616
Chemical Financial Corp.	61,500	1,717,080
Chemung Financial Corp.	13,500	467,505
CoBiz Financial, Inc.	16,600	160,356
Columbia Banking System, Inc.	44,518	1,099,595
Enterprise Financial Services Corp.	44,500	746,710
Farmers Capital Bank Corp.*	18,400	402,224
Financial Institutions, Inc.	30,500	624,030
First Bancorp	49,571	716,301
First Bancorp, Inc.	1,295	21,730
First BanCorp. (Puerto Rico)*	288,800	1,640,384
First Busey Corp.	55,710	290,249
First Business Financial Services, Inc.	9,400	306,816
First Commonwealth Financial Corp.	158,300	1,201,497
First Community Bancshares, Inc.	35,000	572,250
First Connecticut Bancorp, Inc.	16,100	236,670
First Financial Bancorp	66,600	1,010,322
First Financial Corp.	24,000	757,680
First Financial Holdings, Inc.	14,506	800,151
First Interstate Bancsystem, Inc.	95,200	2,299,080
First Merchants Corp.	79,311	1,374,460
First Midwest Bancorp, Inc.	129,000	1,949,190
First of Long Island Corp. (The)	8,000	310,800
Firstbank Corp.	14,800	288,156
Flushing Financial Corp.	44,297	817,280
German American Bancorp, Inc.	13,000	327,860
Glacier Bancorp, Inc.	55,200	1,363,992
Great Southern Bancorp, Inc.	21,000	592,830

Industry Company	Shares	Value

Commercial Banks (continued)
Hanmi Financial Corp.	50,050	$829,328
Heartland Financial USA, Inc.	9,200	256,312
Heritage Commerce Corp.	28,100	214,965
Heritage Financial Corp.	30,000	465,600
Horizon Bancorp	3,150	73,552
Hudson Valley Holding Corp.	25,200	473,256
Independent Bank Corp.*	3,800	38,000
International Bancshares Corp.	65,687	1,420,810
Intervest Bancshares Corp.*	59,100	468,663
Lakeland Bancorp, Inc.	69,000	776,250
LNB Bancorp, Inc.	16,672	155,883
Macatawa Bank Corp.*,+	13,200	71,016
MainSource Financial Group, Inc.	41,750	634,182
MB Financial, Inc.	17,400	491,376
MBT Financial Corp.*	42,500	162,775
Mercantile Bank Corp.	16,800	365,904
Metro Bancorp, Inc.*	27,300	573,573
Middleburg Financial Corp.	5,000	96,400
MidSouth Bancorp, Inc.	22,500	348,750
MidWestOne Financial Group, Inc.	15,000	385,650
MutualFirst Financial, Inc.	10,900	167,206
National Penn Bancshares, Inc.	25,000	251,250
NBT Bancorp, Inc.	13,000	298,740
NewBridge Bancorp*	96,700	704,943
Northrim BanCorp, Inc.	5,945	143,275
Old National Bancorp	20,000	284,000
OmniAmerican Bancorp, Inc.*	7,644	186,972
Orrstown Financial Services, Inc.*	16,800	293,160
Pacific Continental Corp.	22,000	288,420
Park Sterling Corp.	48,852	313,141
Peapack Gladstone Financial Corp.	5,420	100,541
Peoples Bancorp, Inc.	29,200	609,696
Pinnacle Financial Partners, Inc.*	18,700	557,447
Preferred Bank*	35,700	635,103
Premier Financial Bancorp, Inc.	4,200	48,888
PrivateBancorp, Inc.	74,750	1,599,650
Renasant Corp.	47,946	1,302,693
Republic Bancorp, Inc., Class A	21,550	593,702
Republic First Bancorp, Inc.*	37,000	118,030
S&T Bancorp, Inc.	49,300	1,194,046
Sandy Spring Bancorp, Inc.	24,000	558,240

2	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Shore Bancshares, Inc.*	1,112	$9,786
Sierra Bancorp	20,000	314,600
Southside Bancshares, Inc.+	13,335	357,645
Southwest Bancorp, Inc.*	32,900	487,249
State Bank Financial Corp.	57,384	910,684
StellarOne Corp.	62,600	1,408,500
Suffolk Bancorp*	27,996	496,089
Summit State Bank	6,000	56,400
Sun Bancorp, Inc.*	123,400	472,622
Tompkins Financial Corp.	12,808	591,986
Trico Bancshares	37,400	851,972
Umpqua Holdings Corp.	7,200	116,784
United Community Banks, Inc.*	35,650	534,750
Univest Corp. of Pennsylvania	37,600	708,760
Washington Banking Co.	34,000	478,040
WesBanco, Inc.	51,900	1,542,987
Wintrust Financial Corp.	18,000	739,260
Yadkin Financial Corp.*,+	38,452	662,528

		59,628,778

Commercial Services & Supplies - 3.04%
ABM Industries, Inc.	38,700	1,030,194
ACCO Brands Corp.*	233,000	1,547,120
ARC Document Solutions, Inc.*	125,850	577,652
Consolidated Graphics, Inc.*	9,100	510,146
Courier Corp.	31,200	493,584
Ennis, Inc.	54,492	983,036
Intersections, Inc.	31,300	274,501
Kimball International, Inc., Class B	67,200	745,248
Metalico, Inc.*	63,000	88,200
Multi-Color Corp.	22,400	760,032
Quad/Graphics, Inc.+	20,625	626,175
Schawk, Inc.	1,966	29,175
TMS International Corp., Class A	42,100	734,224
Versar, Inc.*	24,800	102,672
Viad Corp.	17,400	434,130

		8,936,089

Communications Equipment - 0.87%
Aviat Networks, Inc.*	156,800	404,544
Bel Fuse, Inc., Class B	13,500	235,440
Black Box Corp.	18,250	559,180
ClearOne, Inc.*,+	27,500	223,025
Communications Systems, Inc.	1,000	11,310

Industry Company	Shares	Value

Communications Equipment (continued)
Comtech Telecommuni-cations Corp.	15,000	$364,800
Harmonic, Inc.*	28,700	220,703
Relm Wireless Corp.*	33,900	89,496
Symmetricom, Inc.*	95,000	457,900

		2,566,398

Computers & Peripherals - 0.07%
Hutchinson Technology, Inc.*	62,900	218,892

Construction & Engineering - 1.29%
Aegion Corp.*	24,000	569,520
Ameresco, Inc., Class A*	27,000	270,540
Argan, Inc.	18,600	408,642
Goldfield Corp. (The)*	20,000	34,600
Layne Christensen Co.*	14,000	279,440
MYR Group, Inc.*	12,100	294,030
Northwest Pipe Co.*	13,400	440,592
Orion Marine Group, Inc.*	27,800	289,398
Pike Electric Corp.	90,000	1,018,800
Sterling Construction Co., Inc.*	18,250	168,812

		3,774,374

Construction Materials - 0.26%
Headwaters, Inc.*	84,800	762,352

Consumer Finance - 0.85%
Asta Funding, Inc.	29,100	258,699
Atlanticus Holdings Corp.*,+	3,737	13,827
Cash America International, Inc.	10,200	461,856
Consumer Portfolio Services, Inc.*	57,000	338,010
DFC Global Corp.*	34,600	380,254
Encore Capital Group, Inc.*	1,179	54,069
Nelnet, Inc., Class A	25,800	992,010

		2,498,725

Containers & Packaging - 0.69%
AEP Industries, Inc.*	5,550	412,420
Boise, Inc.	127,050	1,600,830

		2,013,250

Distributors - 0.03%
VOXX International Corp.*	6,500	89,050

Diversified Consumer Services - 0.56%
Carriage Services, Inc.	13,950	270,630
Corinthian Colleges, Inc.*	108,650	237,944

www.bridgewayomni.com	3

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (continued)
Lincoln Educational Services Corp.	20,525	$94,620
Mac-Gray Corp.	11,100	161,616
Regis Corp.	60,450	887,406

		1,652,216

Diversified Financial Services - 1.18%
Gain Capital Holdings, Inc.	47,599	599,271
Interactive Brokers Group, Inc., Class A	51,150	960,086
MicroFinancial, Inc.	32,846	258,826
PHH Corp.*	69,550	1,651,117

		3,469,300

Diversified Telecommunication Services - 1.14%
Atlantic Tele-Network, Inc.	14,200	740,246
Cbeyond, Inc.*	26,550	170,185
Consolidated Communications Holdings, Inc.	22,300	384,452
General Communication, Inc., Class A*	59,550	566,916
Hawaiian Telcom Holdco, Inc.*	17,700	470,820
IDT Corp., Class B	25,275	448,631
Iridium Communications, Inc.*,+	40,000	275,200
Primus Telecommunications Group, Inc.	13,700	46,443
Straight Path Communications, Inc., Class B*	12,637	66,471
Vonage Holdings Corp.*	53,700	168,618

		3,337,982

Electrical Equipment - 0.49%
Broadwind Energy, Inc.*	25,000	195,750
China BAK Battery, Inc.*	360	835
Coleman Cable, Inc.	18,400	388,424
General Cable Corp.	10,000	317,500
Lihua International, Inc.*,+	6,700	33,366
LSI Industries, Inc.	36,100	304,684
Orion Energy Systems, Inc.*	35,000	131,600
SL Industries, Inc.	1,650	40,343
Ultralife Corp.*	7,350	29,400

		1,441,902

Electronic Equipment, Instruments & Components - 2.85%
Benchmark Electronics, Inc.*	40,000	915,600
CTS Corp.	25,000	394,250
IEC Electronics Corp.*	800	2,936
Insight Enterprises, Inc.*	29,800	563,816
Key Tronic Corp.*	10,000	102,900

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Multi-Fineline Electronix, Inc.*	7,600	$123,272
Newport Corp.*	26,000	406,380
PAR Technology Corp.*	29,000	143,260
PC Connection, Inc.	12,000	181,080
PCM, Inc.*	5,600	52,080
Plexus Corp.*	13,000	483,600
Sanmina Corp.*	102,150	1,786,604
ScanSource, Inc.*	16,000	553,600
SYNNEX Corp.*	35,900	2,206,055
Vishay Precision Group, Inc.*	31,448	457,568

		8,373,001

Energy Equipment & Services - 3.54%
Basic Energy Services, Inc.*	41,800	528,352
C&J Energy Services, Inc.*	43,500	873,480
Cal Dive International, Inc.*	176,850	362,543
Dawson Geophysical Co.*	26,000	844,220
Exterran Holdings, Inc.*	79,800	2,200,086
Global Geophysical Services, Inc.*,+	41,500	112,465
Gulfmark Offshore, Inc., Class A	13,000	661,570
Hercules Offshore, Inc.*	45,000	331,650
Key Energy Services, Inc.*	102,600	747,954
Mitcham Industries, Inc.*	20,000	305,800
Natural Gas Services Group, Inc.*	19,800	531,036
Nuverra Environmental Solutions, Inc.*	44,975	102,993
Parker Drilling Co.*	132,950	757,815
PHI, Inc.*	37,200	1,402,812
Pioneer Energy Services Corp.*	76,140	571,811
Vantage Drilling Co.*	45,400	78,542

		10,413,129

Food & Staples Retailing - 1.61%
Andersons, Inc. (The)	25,400	1,775,460
Ingles Markets, Inc., Class A	22,400	643,552
Nash Finch Co.	17,000	448,970
Pantry, Inc. (The)*	30,700	340,156
Roundy’s, Inc.	35,000	301,000
Spartan Stores, Inc.	16,700	368,402
Weis Markets, Inc.	17,500	856,450

		4,733,990

Food Products - 1.00%
Chiquita Brands International, Inc.*	39,100	495,006

4	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products (continued)
Coffee Holding Co., Inc.+	13,500	$78,840
Farmer Bros. Co.*	12,700	191,262
John B. Sanfilippo & Son, Inc.	9,200	213,348
Omega Protein Corp.*	23,650	240,521
Post Holdings, Inc.*	27,500	1,110,175
Seneca Foods Corp., Class A*,+	16,400	493,476
SkyPeople Fruit Juice, Inc.*	62,900	124,542

		2,947,170

Health Care Equipment & Supplies - 1.26%
Alphatec Holdings, Inc.*	220,000	433,400
AngioDynamics, Inc.*	74,400	982,080
CryoLife, Inc.	28,700	200,900
Invacare Corp.	47,350	817,734
Medical Action Industries, Inc.*	48,600	322,704
RTI Surgical, Inc.*	23,600	88,264
Symmetry Medical, Inc.*	88,700	723,792
Theragenics Corp.*	64,000	139,520

		3,708,394

Health Care Providers & Services - 4.09%
Addus HomeCare Corp.*	4,800	139,056
Almost Family, Inc.	11,750	228,302
Amedisys, Inc.*	31,100	535,542
AMN Healthcare Services, Inc.*	44,134	607,284
Amsurg Corp.*	28,550	1,133,435
BioTelemetry, Inc.*	74,500	738,295
Cross Country Healthcare, Inc.*	71,850	435,411
Emeritus Corp.*	31,200	578,136
Five Star Quality Care, Inc.*	131,100	677,787
Gentiva Health Services, Inc.*	40,000	481,600
Kindred Healthcare, Inc.	81,350	1,092,530
LHC Group, Inc.*	18,000	422,280
Magellan Health Services, Inc.*	6,000	359,760
Molina Healthcare, Inc.*	41,650	1,482,740
National Healthcare Corp.	8,000	378,160
PharMerica Corp.*	54,350	721,225
Providence Service Corp. (The)*	16,000	459,040
Select Medical Holdings Corp.	86,900	701,283
Skilled Healthcare Group, Inc., Class A*	50,000	218,000

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Triple-S Management Corp., Class B*	18,800	$345,732
Universal American Corp.	35,100	267,462

		12,003,060

Hotels, Restaurants & Leisure - 3.49%
Boyd Gaming Corp.*	136,100	1,925,815
Bravo Brio Restaurant Group, Inc.*	33,800	510,380
Carrols Restaurant Group, Inc.*	48,025	292,952
Fiesta Restaurant Group, Inc.*	18,025	678,822
Frisch’s Restaurants, Inc.	6,800	164,084
Full House Resorts, Inc.*	38,700	107,586
International Speedway Corp., Class A	9,920	320,416
Isle of Capri Casinos, Inc.*	87,100	658,476
Lakes Entertainment, Inc.*,+	22,700	93,978
Luby’s, Inc.*	12,600	90,468
Marcus Corp.	13,350	193,976
Monarch Casino & Resort, Inc.*	29,400	558,012
Pinnacle Entertainment, Inc.*	47,450	1,188,622
Red Robin Gourmet Burgers, Inc.*	6,800	483,480
Ruby Tuesday, Inc.*	103,600	777,000
Ruth’s Hospitality Group, Inc.	44,000	521,840
Scientific Games Corp., Class A*	24,100	389,697
Speedway Motorsports, Inc.	71,900	1,287,010

		10,242,614

Household Durables - 0.80%
Bassett Furniture Industries, Inc.	21,900	354,561
CSS Industries, Inc.	11,800	283,318
Hooker Furniture Corp.	10,900	162,955
La-Z-Boy, Inc.	21,800	495,078
Lifetime Brands, Inc.	24,400	373,076
NACCO Industries, Inc., Class A	9,250	512,635
Stanley Furniture Co., Inc.*	44,900	166,579

		2,348,202

Household Products - 0.80%
Central Garden & Pet Co., Class A*	76,750	525,738

www.bridgewayomni.com	5

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Products (continued)
Harbinger Group, Inc.*	175,200	$1,816,824

		2,342,562

Insurance - 7.89%
American Equity Investment Life Holding Co.	94,850	2,012,717
American Safety Insurance Holdings, Ltd.*	4,600	138,920
AMERISAFE, Inc.	10,000	355,100
Baldwin & Lyons, Inc., Class B	10,000	243,800
Crawford & Co., Class B	73,674	714,638
Donegal Group, Inc., Class A	26,900	376,331
Eastern Insurance Holdings, Inc.	15,400	375,914
EMC Insurance Group, Inc.	11,900	359,142
Employers Holdings, Inc.	38,500	1,144,990
FBL Financial Group, Inc., Class A	19,850	891,265
Federated National Holding Co.	20,000	190,400
Fortegra Financial Corp.*	44,785	381,120
Hallmark Financial Services, Inc.*	37,800	335,286
HCI Group, Inc.+	9,900	404,316
Hilltop Holdings, Inc.*	20,000	370,000
Horace Mann Educators Corp.	60,800	1,725,504
Independence Holding Co.	10,000	142,800
Infinity Property & Casualty Corp.	12,540	810,084
Kansas City Life Insurance Co.	3,400	150,348
Maiden Holdings, Ltd.	162,600	1,920,306
Meadowbrook Insurance Group, Inc.	120,150	780,975
Montpelier Re Holdings, Ltd.	46,400	1,208,720
National Interstate Corp.	8,000	222,480
National Western Life Insurance Co., Class A	1,625	327,876
Navigators Group, Inc. (The)*	27,000	1,559,790
Safety Insurance Group, Inc.	10,500	556,185
Selective Insurance Group, Inc.	24,250	594,125
State Auto Financial Corp.	3,800	79,572
Stewart Information Services Corp.	62,150	1,988,179
Tower Group International, Ltd.	24,132	168,924
United Fire Group, Inc.	58,800	1,791,636

Industry Company	Shares	Value

Insurance (continued)
United Insurance Holdings Corp.	30,000	$264,900
Universal Insurance Holdings, Inc.	86,316	608,528

		23,194,871

Internet & Catalog Retail - 0.51%
1-800-Flowers.com, Inc., Class A*	74,150	365,559
Orbitz Worldwide, Inc.*	118,900	1,145,007

		1,510,566

Internet Software & Services - 0.98%
Digital River, Inc.*	29,100	520,017
IntraLinks Holdings, Inc.*	40,000	352,000
Marchex, Inc., Class B	70,000	509,600
Monster Worldwide, Inc.*	65,100	287,742
Tucows, Inc.*	76,800	183,552
United Online, Inc.	126,900	1,012,662

		2,865,573

IT Services - 0.91%
CACI International, Inc., Class A*,+	21,400	1,478,954
CIBER, Inc.*	32,350	106,755
Hackett Group, Inc. (The)	22,300	158,999
ManTech International Corp., Class A+	16,300	468,788
Pfsweb, Inc.*,+	10,300	61,491
Sykes Enterprises, Inc.*	21,900	392,229

		2,667,216

Leisure Equipment & Products - 0.18%
Johnson Outdoors, Inc., Class A*	15,700	421,074
Summer Infant, Inc.*	41,400	114,678

		535,752

Machinery - 2.56%
Accuride Corp.*	61,900	318,166
American Railcar Industries, Inc.+	30,500	1,196,515
Ampco-Pittsburgh Corp.	18,800	336,896
Briggs & Stratton Corp.	54,300	1,092,516
Cleantech Solutions International, Inc.*,+	11,500	61,870
FreightCar America, Inc.	14,200	293,656
Greenbrier Cos., Inc.*	37,700	932,321
Hardinge, Inc.	15,000	231,750
Kadant, Inc.	10,000	335,900
Key Technology, Inc.*	1,950	27,085

6	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Machinery (continued)
L.B. Foster Co., Class A	3,900	$178,386
Lydall, Inc.*	39,700	681,649
Miller Industries, Inc.	10,400	176,592
Mueller Water Products, Inc., Class A	92,000	735,080
NN, Inc.	17,950	279,302
Supreme Industries, Inc., Class A*	35,805	228,436
Tecumseh Products Co., Class A*	15,000	134,250
Titan International, Inc.	20,000	292,800

		7,533,170

Marine - 0.17%
Baltic Trading, Ltd.	42,800	209,292
Eagle Bulk Shipping, Inc.*,+	19,000	136,420
International Shipholding Corp.	5,038	138,243

		483,955

Media - 1.51%
A.H. Belo Corp., Class A	41,700	327,345
Ballantyne Strong, Inc.*	14,000	59,640
Cumulus Media, Inc., Class A*,+	25,200	133,560
Dex Media, Inc.*,+	19,420	157,885
Digital Generation, Inc.*	25,000	323,250
E.W. Scripps Co., Class A (The)*	26,500	486,275
Entercom Communications Corp., Class A*	46,545	408,665
Gray Television, Inc.*	99,550	781,468
Harte-Hanks, Inc.	18,600	164,238
Insignia Systems, Inc.*	10,000	26,900
Journal Communications, Inc., Class A*	57,100	488,205
Radio One, Inc., Class D*	108,100	290,789
Reading International, Inc., Class A*	10,700	70,299
Salem Communications Corp., Class A	24,800	205,344
Scholastic Corp.	18,250	522,862

		4,446,725

Metals & Mining - 1.51%
A.M. Castle & Co.*	57,800	930,580
Century Aluminum Co.*	68,600	552,230
Friedman Industries, Inc.	3,000	30,000
Golden Star Resources, Ltd.*	343,000	137,200
Horsehead Holding Corp.*	7,800	97,188

Industry Company	Shares	Value

Metals & Mining (continued)
Kaiser Aluminum Corp.	5,080	$361,950
Materion Corp.	16,600	532,196
Olympic Steel, Inc.	16,000	444,480
SunCoke Energy, Inc.*	28,000	476,000
Worthington Industries, Inc.	25,400	874,522

		4,436,346

Multiline Retail - 0.52%
Bon-Ton Stores, Inc. (The)+	25,950	273,772
Fred’s, Inc., Class A	46,200	723,030
Tuesday Morning Corp.*	34,600	528,342

		1,525,144

Oil, Gas & Consumable Fuels - 5.30%
Adams Resources & Energy, Inc.	7,500	416,325
Alon USA Energy, Inc.	83,100	848,451
Bill Barrett Corp.*,+	31,200	783,432
BioFuel Energy Corp.*,+	10,900	39,785
Callon Petroleum Co.*	57,300	313,431
Carrizo Oil & Gas, Inc.*	10,000	373,100
Clayton Williams Energy, Inc.*	16,000	839,520
Cloud Peak Energy, Inc.*	82,800	1,214,676
Comstock Resources, Inc.	15,000	238,650
Crosstex Energy, Inc.	59,450	1,241,911
Delek US Holdings, Inc.	46,600	982,794
Double Eagle Petroleum Co.*	39,600	118,800
EPL Oil & Gas, Inc.*	21,500	797,865
Equal Energy, Ltd.	39,700	186,987
Forest Oil Corp.*	47,600	290,360
Gastar Exploration, Ltd.*	95,500	377,225
Green Plains Renewable Energy, Inc.	90,200	1,447,710
Hallador Energy Co.	70,000	511,000
James River Coal Co.*,+	87,400	173,052
Knightsbridge Tankers, Ltd.	28,000	284,760
L&L Energy, Inc.*,+	64,750	82,232
Matador Resources Co.*	20,000	326,600
Penn Virginia Corp.*,+	78,000	518,700
Renewable Energy Group, Inc.*	19,000	287,850
Resolute Energy Corp.*	25,000	209,000
REX American Resources Corp.*	6,520	200,425
Sanchez Energy Corp.*,+	15,000	396,150
Swift Energy Co.*,+	45,400	518,468
W&T Offshore, Inc.	74,600	1,321,912

www.bridgewayomni.com	7

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Warren Resources, Inc.*	79,600	$233,228

		15,574,399

Paper & Forest Products - 1.73%
KapStone Paper & Packaging Corp.	48,650	2,082,220
Mercer International, Inc.*	77,250	547,702
PH Glatfelter Co.	53,450	1,446,892
Resolute Forest Products*	77,000	1,017,940

		5,094,754

Personal Products - 0.06%
Nutraceutical International Corp.	7,700	182,798

Professional Services - 2.12%
Barrett Business Services, Inc.	10,100	679,831
CBIZ, Inc.*,+	115,775	861,366
CDI Corp.	32,000	489,920
FTI Consulting, Inc.*	16,000	604,800
Heidrick & Struggles International, Inc.	25,000	476,500
Hudson Global, Inc.*	32,300	104,652
ICF International, Inc.*	17,150	607,282
Kelly Services, Inc., Class A	13,600	264,792
Navigant Consulting, Inc.*	99,600	1,539,816
RCM Technologies, Inc.	6,100	36,783
VSE Corp.	11,800	554,010

		6,219,752

Road & Rail - 1.10%
Arkansas Best Corp.	35,000	898,450
Celadon Group, Inc.	22,400	418,208
Covenant Transportation Group, Inc., Class A*	45,300	287,202
Marten Transport, Ltd.	31,182	534,771
P.A.M. Transportation Services, Inc.	4,000	69,960
Saia, Inc.*	23,625	736,627
Universal Truckload Services, Inc.	7,809	208,188
USA Truck, Inc.*	9,636	86,339

		3,239,745

Semiconductors & Semiconductor Equipment - 1.86%
Advanced Energy Industries, Inc.*	11,800	206,736
Alpha & Omega Semiconductor, Ltd.*	55,000	462,550
AXT, Inc.*	55,200	129,168

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Integrated Silicon Solution, Inc.*	49,000	$533,610
Kulicke & Soffa Industries, Inc.*	45,000	519,750
Magnachip Semiconductor Corp.*	38,400	826,752
Pericom Semiconductor Corp.*	40,000	312,000
Photronics, Inc.*	105,950	829,589
Spansion, Inc., Class A*	136,500	1,377,285
Ultra Clean Holdings, Inc.*	39,300	271,563

		5,469,003

Software - 0.43%
Ebix, Inc.+	40,000	397,600
Net 1 UEPS Technologies, Inc.*	3,400	40,834
NetSol Technologies, Inc.*,+	31,000	310,930
TeleCommunication Systems, Inc., Class A*	92,500	227,550
Telenav, Inc.*	46,500	271,560

		1,248,474

Specialty Retail - 2.81%
Barnes & Noble, Inc.*,+	73,400	949,796
Books-A-Million, Inc.*	31,600	75,840
Brown Shoe Co., Inc.	51,400	1,206,358
Build-A-Bear Workshop, Inc.*	8,050	56,189
Citi Trends, Inc.*	28,900	505,172
Destination XL Group, Inc.*	20,500	132,635
hhgregg, Inc.*	15,000	268,650
Office Depot, Inc.*	338,900	1,636,887
Pep Boys-Manny, Moe & Jack (The)*	40,900	510,023
Sonic Automotive, Inc., Class A	61,500	1,463,700
Stein Mart, Inc.	33,750	463,050
TravelCenters of America LLC*	35,400	277,890
West Marine, Inc.*	35,300	430,660
Wet Seal, Inc., Class A (The)*	72,200	283,746

		8,260,596

Textiles, Apparel & Luxury Goods - 1.50%
Crown Crafts, Inc.	24,500	176,400
Delta Apparel, Inc.*	10,000	165,600
Joe’s Jeans, Inc.*	192,000	205,440
Jones Group, Inc. (The)	87,800	1,317,878

8	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International, Inc.	25,500	$480,420
Rocky Brands, Inc.	9,900	172,359
Skechers U.S.A., Inc., Class A*	27,000	839,970
Unifi, Inc.*	44,300	1,034,848

		4,392,915

Thrifts & Mortgage Finance - 4.58%
Astoria Financial Corp.	112,100	1,394,524
Banc of California, Inc.+	13,200	182,556
Bank Mutual Corp.	124,700	781,869
BankFinancial Corp.	35,100	313,092
Berkshire Hills Bancorp, Inc.	10,000	251,100
Cape Bancorp, Inc.	29,300	268,388
Dime Community Bancshares, Inc.	25,600	426,240
Doral Financial Corp.*	2,855	54,474
ESB Financial Corp.	36,600	466,650
ESSA Bancorp, Inc.	33,100	344,902
Federal Agricultural Mortgage Corp., Class C	21,500	717,670
First Defiance Financial Corp.	19,400	453,766
First Financial Northwest, Inc.	35,182	366,948
Flagstar Bancorp, Inc.*	57,100	842,796
Heritage Financial Group, Inc.	16,800	292,656
Home Loan Servicing Solutions, Ltd.	20,000	440,200
HomeStreet, Inc.+	14,000	270,200
HopFed Bancorp, Inc.	18,100	202,539
Meta Financial Group, Inc.	7,900	300,200
NASB Financial, Inc.*,+	2,600	71,318
Northwest Bancshares, Inc.	22,000	290,840
OceanFirst Financial Corp.	39,900	674,709
Provident Financial Holdings, Inc.	26,600	441,826
Provident Financial Services, Inc.	69,700	1,129,837
Pulaski Financial Corp.+	4,900	50,519
Riverview Bancorp, Inc.*	50,000	131,500
Security National Financial Corp., Class A*,+	71,000	430,260
SI Financial Group, Inc.	15,000	170,250
Territorial Bancorp, Inc.	21,200	465,764
Timberland Bancorp, Inc.	9,000	81,000
United Community Bancorp	11,800	120,950

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
United Community Financial Corp.*	61,324	$238,550
Westfield Financial, Inc.	53,081	374,752
WSFS Financial Corp.	7,000	421,750

		13,464,595

Trading Companies & Distributors - 1.31%
AeroCentury Corp.*,+	5,400	109,620
Aircastle, Ltd.	73,900	1,286,599
CAI International, Inc.*	16,500	383,955
Rush Enterprises, Inc., Class A*	58,500	1,550,835
TAL International Group, Inc.+	7,000	327,110
Willis Lease Finance Corp.*	12,100	190,333

		3,848,452

Wireless Telecommunication Services - 0.26%
Leap Wireless International, Inc.*	32,900	519,491
Shenandoah Telecommunications Co.	5,600	134,960
USA Mobility, Inc.	8,400	118,944

		773,395

TOTAL COMMON STOCKS - 99.50%		292,342,575

(Cost $228,408,676)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.62%
BlackRock FedFund	0.01%	1,822,883	1,822,883

TOTAL MONEY MARKET FUND - 0.62%			1,822,883

(Cost $1,822,883)

TOTAL INVESTMENTS - 100.12%			$294,165,458
(Cost $230,231,559)
Liabilities in Excess of Other Assets - (0.12%)			(345,393)

NET ASSETS - 100.00%			$293,820,065

*	Non-income producing security.
^	Rate disclosed as of September 30, 2013.
+	This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $10,899,554 at September 30, 2013.

LLC - Limited Liability Company

www.bridgewayomni.com	9

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$292,342,575	$—	$ —	$292,342,575
Money Market Fund	—	1,822,883	—	1,822,883

TOTAL	$292,342,575	$1,822,883	$ —	$294,165,458

See Notes to Quarterly Schedule of Investments.

10	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.80%
Aerospace & Defense - 1.44%
AAR Corp.	84,660	$2,313,758
Astrotech Corp.*	30,500	22,875
Ducommun, Inc.*	34,750	996,630
Erickson Air-Crane, Inc.*,+	27,700	433,782
Kratos Defense & Security Solutions, Inc.*	76,900	636,732

		4,403,777

Air Freight & Logistics - 0.77%
Air Transport Services Group, Inc.*	100,250	750,872
Atlas Air Worldwide Holdings, Inc.*	29,700	1,369,467
Park-Ohio Holdings Corp.*	6,154	236,437

		2,356,776

Airlines - 1.10%
Hawaiian Holdings, Inc.*,+	96,200	715,728
Republic Airways Holdings, Inc.*	122,904	1,462,558
SkyWest, Inc.	81,600	1,184,832

		3,363,118

Auto Components - 0.87%
China Automotive Systems, Inc.*,+	28,500	212,895
China XD Plastics Co., Ltd.*,+	16,000	73,600
Cooper Tire & Rubber Co.	16,300	502,040
Modine Manufacturing Co.*	28,900	422,807
SORL Auto Parts, Inc.*	25,000	93,000
Standard Motor Products, Inc.	23,300	749,328
Stoneridge, Inc.*	11,900	128,639
Strattec Security Corp.	4,380	167,973
Superior Industries International, Inc.	16,600	295,978

		2,646,260

Beverages - 0.02%
MGP Ingredients, Inc.	12,300	64,452

Biotechnology - 0.12%
Emergent Biosolutions, Inc.*	20,000	381,000

Building Products - 0.96%
Gibraltar Industries, Inc.*	84,706	1,207,908
Griffon Corp.	110,250	1,382,535
Patrick Industries, Inc.*	11,800	354,590

		2,945,033

Industry Company	Shares	Value

Capital Markets - 2.18%
Calamos Asset Management, Inc., Class A	36,700	$366,633
Capital Southwest Corp.	16,800	574,728
CIFC Corp.	48,200	380,298
Cowen Group, Inc., Class A*	157,300	542,685
FBR & Co.*	11,775	315,688
GFI Group, Inc.	135,680	535,936
INTL. FCStone, Inc.*	19,650	401,842
Investment Technology Group, Inc.*	63,250	994,290
JMP Group, Inc.	37,400	231,506
Manning & Napier, Inc.	27,800	463,704
MVC Capital, Inc.	30,000	391,800
NGP Capital Resources Co.	26,300	195,409
Oppenheimer Holdings, Inc., Class A	16,250	288,763
Piper Jaffray Cos.*	16,100	552,069
Walter Investment Management Corp.*	11,200	442,848

		6,678,199

Chemicals - 1.64%
Axiall Corp.	20,300	767,137
Core Molding Technologies, Inc.*	7,425	71,132
Gulf Resources, Inc.*	45,000	76,950
Kraton Performance Polymers, Inc.*	16,075	314,909
Material Sciences Corp.*	14,900	139,762
OM Group, Inc.*	44,000	1,486,320
Schulman (A.), Inc.	58,600	1,726,356
Tredegar Corp.	16,300	423,800

		5,006,366

Commercial Banks - 20.18%
1st Source Corp.	52,500	1,413,300
Access National Corp.	600	8,556
American National Bankshares, Inc.	13,060	302,992
Ameris Bancorp*	30,300	556,914
BancorpSouth, Inc.	95,900	1,912,246
Bank of Commerce Holdings	28,400	163,016
Bank of Kentucky Financial Corp.	4,400	120,164
Banner Corp.	25,057	956,175
Bar Harbor Bankshares	7,000	257,530
BCB Bancorp, Inc.	11,300	121,136

www.bridgewayomni.com	11

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
BNC Bancorp	61,956	$826,493
BSB Bancorp, Inc.*	15,800	221,358
C&F Financial Corp.+	2,400	116,160
Camden National Corp.	5,853	239,388
Capital City Bank Group, Inc.*	40,050	471,789
Carolina Bank Holdings, Inc.*	11,500	122,360
Central Valley Community Bancorp	21,000	213,150
Century Bancorp, Inc., Class A	14,300	476,619
Chemical Financial Corp.	60,300	1,683,576
Chemung Financial Corp.	10,998	380,861
CoBiz Financial, Inc.	37,035	357,758
Columbia Banking System, Inc.	38,300	946,010
Eastern Virginia Bankshares, Inc.*	7,051	43,011
Enterprise Financial Services Corp.	43,500	729,930
Farmers Capital Bank Corp.*	13,400	292,924
Financial Institutions, Inc.	30,000	613,800
First Bancorp	51,600	745,620
First Bancorp, Inc.	11,800	198,004
First BanCorp. (Puerto Rico)*	293,700	1,668,216
First Busey Corp.	111,500	580,915
First Business Financial Services, Inc.	9,200	300,288
First Commonwealth Financial Corp.	121,200	919,908
First Community Bancshares, Inc.	13,100	214,185
First Connecticut Bancorp, Inc.	4,800	70,560
First Financial Bancorp	68,337	1,036,672
First Financial Corp.	26,830	847,023
First Financial Holdings, Inc.	16,911	932,811
First Interstate Bancsystem, Inc.	94,600	2,284,590
First Merchants Corp.	71,000	1,230,430
First Midwest Bancorp, Inc.	115,900	1,751,249
First of Long Island Corp. (The)	12,000	466,200
Firstbank Corp.	1,500	29,205
Flushing Financial Corp.	43,300	798,885
German American Bancorp, Inc.	12,500	315,250
Glacier Bancorp, Inc.	76,700	1,895,257
Great Southern Bancorp, Inc.	20,750	585,772

Industry Company	Shares	Value

Commercial Banks (continued)
Hanmi Financial Corp.	46,563	$771,549
Heartland Financial USA, Inc.	1,750	48,755
Heritage Commerce Corp.	30,000	229,500
Heritage Financial Corp.	30,000	465,600
Home Federal Bancorp, Inc.	19,300	242,794
HomeTrust Bancshares, Inc.*	50,000	825,000
Horizon Bancorp	1,363	31,826
Hudson Valley Holding Corp.	37,800	709,884
Independent Bank Corp.*	10,500	105,000
International Bancshares Corp.	64,600	1,397,298
Intervest Bancshares Corp.*	45,200	358,436
Lakeland Bancorp, Inc.	68,515	770,794
LNB Bancorp, Inc.	17,000	158,950
Macatawa Bank Corp.*,+	12,550	67,519
MainSource Financial Group, Inc.	41,500	630,385
MB Financial, Inc.	19,700	556,328
MBT Financial Corp.*	44,084	168,842
Mercantile Bank Corp.+	17,200	374,616
Metro Bancorp, Inc.*	26,250	551,512
MetroCorp Bancshares, Inc.	8,694	119,629
Middleburg Financial Corp.	5,863	113,039
MidSouth Bancorp, Inc.	23,300	361,150
MidWestOne Financial Group, Inc.	12,000	308,520
MutualFirst Financial, Inc.	8,700	133,458
NewBridge Bancorp*	99,388	724,539
Northrim BanCorp, Inc.	14,000	337,400
Old National Bancorp	30,600	434,520
OmniAmerican Bancorp, Inc.*	9,756	238,632
Orrstown Financial Services, Inc.*	16,700	291,415
Pacific Continental Corp.	22,200	291,042
Park Sterling Corp.	50,298	322,410
Peapack Gladstone Financial Corp.	250	4,637
Peoples Bancorp, Inc.	28,550	596,124
Pinnacle Financial Partners, Inc.*	45,750	1,363,808
Preferred Bank*	36,000	640,440
Premier Financial Bancorp, Inc.	5,366	62,460
PrivateBancorp, Inc.	73,900	1,581,460
Renasant Corp.	48,700	1,323,179
Republic Bancorp, Inc., Class A	25,700	708,035
Republic First Bancorp, Inc.*	83,000	264,770
S&T Bancorp, Inc.	30,700	743,554

12	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Sandy Spring Bancorp, Inc.	14,300	$332,618
Shore Bancshares, Inc.*	20,000	176,000
Sierra Bancorp	17,200	270,556
Southern National Bancorp of Virginia, Inc.	35,000	335,650
Southside Bancshares, Inc.+	11,550	309,771
Southwest Bancorp, Inc.*	23,900	353,959
State Bank Financial Corp.	56,500	896,655
StellarOne Corp.	60,200	1,354,500
Suffolk Bancorp*	27,900	494,388
Summit State Bank	5,000	47,000
Sun Bancorp, Inc.*	97,800	374,574
Tompkins Financial Corp.	8,400	388,248
Trico Bancshares	38,900	886,142
Umpqua Holdings Corp.	25,000	405,500
United Community Banks, Inc.*	57,770	866,550
Univest Corp. of Pennsylvania	39,200	738,920
Virginia Commerce Bancorp, Inc.*	23,000	357,190
Washington Banking Co.	11,800	165,908
WesBanco, Inc.	48,490	1,441,608
Wintrust Financial Corp.	24,600	1,010,322
Yadkin Financial Corp.*	38,000	654,740

		61,707,864

Commercial Services & Supplies - 2.83%
ABM Industries, Inc.	32,300	859,826
ACCO Brands Corp.*	239,800	1,592,272
Consolidated Graphics, Inc.*	6,500	364,390
Courier Corp.	30,350	480,137
Ennis, Inc.	64,000	1,154,560
Intersections, Inc.	23,250	203,902
Kimball International, Inc., Class B	53,800	596,642
Metalico, Inc.*	89,600	125,440
Multi-Color Corp.	5,750	195,098
Quad/Graphics, Inc.+	36,500	1,108,140
Schawk, Inc.	44,400	658,896
TMS International Corp., Class A	18,800	327,872
Versar, Inc.*	27,300	113,022
Viad Corp.	35,200	878,240

		8,658,437

Communications Equipment - 0.79%
Aviat Networks, Inc.*	153,600	396,288
Bel Fuse, Inc., Class B	3,600	62,784
Black Box Corp.	16,700	511,688

Industry Company	Shares	Value

Communications Equipment (continued)
ClearOne, Inc.*	13,000	$105,430
Communications Systems, Inc.	6,600	74,646
Comtech Telecommunications Corp.	4,000	97,280
Globecomm Systems, Inc.*	15,200	213,256
Harmonic, Inc.*	99,100	762,079
Symmetricom, Inc.*	40,000	192,800

		2,416,251

Computers & Peripherals - 0.19%
Hutchinson Technology, Inc.*	51,000	177,480
QLogic Corp.*	36,400	398,216

		575,696

Construction & Engineering - 1.78%
Aegion Corp.*	25,500	605,115
Ameresco, Inc., Class A*	20,000	200,400
Argan, Inc.	150	3,296
Goldfield Corp. (The)*	65,000	112,450
Layne Christensen Co.*	13,000	259,480
MYR Group, Inc.*	15,000	364,500
Northwest Pipe Co.*	19,000	624,720
Orion Marine Group, Inc.*	128,500	1,337,685
Pike Electric Corp.	94,700	1,072,004
Sterling Construction Co., Inc.*	35,050	324,212
Tutor Perini Corp.*	24,500	522,340
UniTek Global Services, Inc.*	15,700	18,683

		5,444,885

Construction Materials - 0.18%
Headwaters, Inc.*	60,900	547,491

Consumer Finance - 1.05%
Asta Funding, Inc.	29,150	259,143
Atlanticus Holdings Corp.*,+	18,877	69,845
Cash America International, Inc.	24,900	1,127,472
Consumer Portfolio Services, Inc.*	59,000	349,870
DFC Global Corp.*	32,800	360,472
Encore Capital Group, Inc.*	973	44,622
Nelnet, Inc., Class A	25,900	995,855

		3,207,279

Containers & Packaging - 0.81%
AEP Industries, Inc.*	6,100	453,291

www.bridgewayomni.com	13

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Containers & Packaging (continued)
Boise, Inc.	160,011	$2,016,139

		2,469,430

Distributors - 0.13%
VOXX International Corp.*	28,500	390,450

Diversified Consumer Services - 0.32%
Bridgepoint Education, Inc.*	3,400	61,336
Carriage Services, Inc.	6,550	127,070
Corinthian Colleges, Inc.*	59,850	131,072
Lincoln Educational Services Corp.	18,625	85,861
Mac-Gray Corp.	5,950	86,632
Regis Corp.	34,050	499,854

		991,825

Diversified Financial Services - 1.14%
Gain Capital Holdings, Inc.	39,900	502,341
Interactive Brokers Group, Inc., Class A	90,750	1,703,377
MicroFinancial, Inc.	22,000	173,360
PHH Corp.*	46,000	1,092,040

		3,471,118

Diversified Telecommunication Services - 1.08%
Atlantic Tele-Network, Inc.	9,150	476,990
Cbeyond, Inc.*	75,450	483,634
Consolidated Communications Holdings, Inc.	3,892	67,098
General Communication, Inc., Class A*	21,400	203,728
Hawaiian Telcom Holdco, Inc.*	16,500	438,900
IDT Corp., Class B	9,100	161,525
Inteliquent, Inc.	58,000	560,280
Iridium Communications, Inc.*,+	115,725	796,188
Lumos Networks Corp.	1,325	28,713
Primus Telecommunications Group, Inc.	14,800	50,172
Straight Path Communications, Inc., Class B*	4,550	23,933
Vonage Holdings Corp.*	600	1,884

		3,293,045

Electrical Equipment - 0.47%
Broadwind Energy, Inc.*	25,000	195,750
China BAK Battery, Inc.*	150	348
Coleman Cable, Inc.	17,600	371,536
General Cable Corp.	9,100	288,925
Lihua International, Inc.*,+	48,000	239,040
LSI Industries, Inc.	29,000	244,760

Industry Company	Shares	Value

Electrical Equipment (continued)
Orion Energy Systems, Inc.*	17,224	$64,762
SL Industries, Inc.	400	9,780
Ultralife Corp.*	7,150	28,600

		1,443,501

Electronic Equipment, Instruments & Components - 3.52%
Benchmark Electronics, Inc.*	69,000	1,579,410
CTS Corp.	25,000	394,250
GSI Group, Inc.*	44,500	424,530
IEC Electronics Corp.*	8,150	29,911
Insight Enterprises, Inc.*	44,883	849,186
Multi-Fineline Electronix, Inc.*	38,000	616,360
Newport Corp.*	12,600	196,938
PAR Technology Corp.*	43,750	216,125
PC Connection, Inc.	32,000	482,880
PCM, Inc.*	6,450	59,985
Sanmina Corp.*	119,400	2,088,306
ScanSource, Inc.*	14,000	484,400
SYNNEX Corp.*	38,700	2,378,115
Vishay Intertechnology, Inc.*	40,000	515,600
Vishay Precision Group, Inc.*	31,667	460,755

		10,776,751

Energy Equipment & Services - 3.77%
Basic Energy Services, Inc.*	11,700	147,888
C&J Energy Services, Inc.*	21,000	421,680
Cal Dive International, Inc.*	136,450	279,723
Dawson Geophysical Co.*	19,000	616,930
Exterran Holdings, Inc.*	42,900	1,182,753
Global Geophysical Services, Inc.*	38,700	104,877
Gulfmark Offshore, Inc., Class A	28,800	1,465,632
Hercules Offshore, Inc.*	42,500	313,225
Hornbeck Offshore Services, Inc.*	13,000	746,720
Key Energy Services, Inc.*	66,700	486,243
Mitcham Industries, Inc.*	25,350	387,602
Natural Gas Services Group, Inc.*	16,305	437,300
Newpark Resources, Inc.*	30,000	379,800
Nuverra Environmental Solutions, Inc.*	3,100	7,099
Parker Drilling Co.*	239,400	1,364,580
PHI, Inc.*	39,150	1,476,346
Pioneer Energy Services Corp.*	119,400	896,694
SEACOR Holdings, Inc.	6,500	587,860

14	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Vantage Drilling Co.*	137,300	$237,529

		11,540,481

Food & Staples Retailing - 1.92%
Andersons, Inc. (The)	21,800	1,523,820
Ingles Markets, Inc., Class A	50,800	1,459,484
Nash Finch Co.	20,350	537,444
Pantry, Inc. (The)*	46,900	519,652
Roundy’s, Inc.	33,500	288,100
Spartan Stores, Inc.	20,300	447,818
Weis Markets, Inc.	22,600	1,106,044

		5,882,362

Food Products - 1.00%
Chiquita Brands International, Inc.*	40,000	506,400
Coffee Holding Co., Inc.+	14,000	81,760
Farmer Bros. Co.*	18,700	281,622
Fresh Del Monte Produce, Inc.	3,200	94,976
John B. Sanfilippo & Son, Inc.	8,750	202,912
Omega Protein Corp.*	44,850	456,124
Post Holdings, Inc.*	17,500	706,475
Seneca Foods Corp., Class A*	21,250	639,413
SkyPeople Fruit Juice, Inc.*	51,000	100,980

		3,070,662

Health Care Equipment & Supplies - 1.66%
Alphatec Holdings, Inc.*	220,200	433,794
AngioDynamics, Inc.*	77,500	1,023,000
CryoLife, Inc.	30,000	210,000
Invacare Corp.	60,550	1,045,698
Medical Action Industries, Inc.*	50,050	332,332
Merit Medical Systems, Inc.*	28,100	340,853
NuVasive, Inc.*	22,900	560,821
RTI Surgical, Inc.*	73,000	273,020
Symmetry Medical, Inc.*	89,100	727,056
Theragenics Corp.*	55,000	119,900

		5,066,474

Health Care Providers & Services - 3.64%
Addus HomeCare Corp.*	700	20,279
Almost Family, Inc.	14,050	272,992
Amedisys, Inc.*	55,960	963,631
AMN Healthcare Services, Inc.*	32,800	451,328
Amsurg Corp.*	11,100	440,670

Industry Company	Shares	Value

Health Care Providers & Services (continued)
BioTelemetry, Inc.*	34,479	$341,687
Cross Country Healthcare, Inc.*	76,700	464,802
Emeritus Corp.*	16,600	307,598
Five Star Quality Care, Inc.*	129,900	671,583
Gentiva Health Services, Inc.*	30,000	361,200
Kindred Healthcare, Inc.	101,700	1,365,831
LHC Group, Inc.*	16,500	387,090
Magellan Health Services, Inc.*	5,000	299,800
Molina Healthcare, Inc.*	28,600	1,018,160
National Healthcare Corp.	6,000	283,620
PharMerica Corp.*	56,300	747,101
Providence Service Corp. (The)*	16,150	463,344
Select Medical Holdings Corp.	149,720	1,208,240
Skilled Healthcare Group, Inc., Class A*	68,000	296,480
Triple-S Management Corp., Class B*	32,000	588,480
Universal American Corp.	22,525	171,640

		11,125,556

Hotels, Restaurants & Leisure - 3.43%
Boyd Gaming Corp.*	162,400	2,297,960
Bravo Brio Restaurant Group, Inc.*	31,400	474,140
Carrols Restaurant Group, Inc.*	46,825	285,632
Fiesta Restaurant Group, Inc.*	7,825	294,690
Frisch’s Restaurants, Inc.	2,400	57,912
Full House Resorts, Inc.*	31,950	88,821
International Speedway Corp., Class A	11,000	355,300
Isle of Capri Casinos, Inc.*	72,150	545,454
Lakes Entertainment, Inc.*	23,900	98,946
Luby’s, Inc.*	42,500	305,150
Marcus Corp.	8,800	127,864
Monarch Casino & Resort, Inc.*	22,300	423,254
Pinnacle Entertainment, Inc.*	46,100	1,154,805
Red Robin Gourmet Burgers, Inc.*	14,650	1,041,615
Ruby Tuesday, Inc.*	34,500	258,750
Ruth’s Hospitality Group, Inc.	29,250	346,905
Speedway Motorsports, Inc.	74,750	1,338,025

www.bridgewayomni.com	15

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
WMS Industries, Inc.*	37,900	$983,505

		10,478,728

Household Durables - 0.68%
CSS Industries, Inc.	8,058	193,472
Hooker Furniture Corp.	9,300	139,035
La-Z-Boy, Inc.	26,000	590,460
Lifetime Brands, Inc.	24,999	382,235
NACCO Industries, Inc., Class A	11,350	629,017
Stanley Furniture Co., Inc.*	35,100	130,221
Universal Electronics, Inc.*	600	21,618

		2,086,058

Household Products - 0.56%
Central Garden & Pet Co., Class A*	98,200	672,670
Harbinger Group, Inc.*	100,100	1,038,037

		1,710,707

Insurance - 7.70%
American Equity Investment Life Holding Co.	78,550	1,666,831
Baldwin & Lyons, Inc., Class B	6,100	148,718
Crawford & Co., Class B	20,350	197,395
Donegal Group, Inc., Class A	57,100	798,829
Eastern Insurance Holdings, Inc.	11,300	275,833
EMC Insurance Group, Inc.	13,850	417,993
Employers Holdings, Inc.	38,500	1,144,990
FBL Financial Group, Inc., Class A	27,666	1,242,203
Fortegra Financial Corp.*	41,500	353,165
Hallmark Financial Services, Inc.*	40,158	356,201
HCI Group, Inc.+	4,000	163,360
Hilltop Holdings, Inc.*	14,100	260,850
Horace Mann Educators Corp.	61,050	1,732,599
Independence Holding Co.	4,900	69,972
Infinity Property & Casualty Corp.	9,200	594,320
Kansas City Life Insurance Co.	3,500	154,770
Maiden Holdings, Ltd.	159,350	1,881,924
Meadowbrook Insurance Group, Inc.	125,000	812,500

Industry Company	Shares	Value

Insurance (continued)
Montpelier Re Holdings, Ltd.	43,950	$1,144,898
National Interstate Corp.	16,000	444,960
National Western Life Insurance Co., Class A	5,350	1,079,470
Navigators Group, Inc. (The)*	27,450	1,585,786
Safety Insurance Group, Inc.	7,100	376,087
Selective Insurance Group, Inc.	43,500	1,065,750
State Auto Financial Corp.	15,000	314,100
Stewart Information Services Corp.	60,950	1,949,790
Tower Group International, Ltd.	56,656	396,592
United Fire Group, Inc.	60,900	1,855,623
United Insurance Holdings Corp.	43,400	383,222
Universal Insurance Holdings, Inc.	98,641	695,419

		23,564,150

Internet & Catalog Retail - 0.26%
1-800-Flowers.com, Inc., Class A*	23,200	114,376
Orbitz Worldwide, Inc.*	71,850	691,916

		806,292

Internet Software & Services - 1.36%
Digital River, Inc.*	39,700	709,439
EarthLink, Inc.	43,000	212,850
IntraLinks Holdings, Inc.*	49,000	431,200
Marchex, Inc., Class B	88,000	640,640
Monster Worldwide, Inc.*	151,900	671,398
QuinStreet, Inc.*	30,000	283,500
Tucows, Inc.*	57,800	138,142
United Online, Inc.	135,800	1,083,684

		4,170,853

IT Services - 1.42%
CACI International, Inc., Class A*,+	26,975	1,864,242
CIBER, Inc.*	157,501	519,753
CSP, Inc.	13,700	96,859
Hackett Group, Inc. (The)	2,800	19,964
ManTech International Corp., Class A+	43,182	1,241,914
Pfsweb, Inc.*	450	2,687

16	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
Sykes Enterprises, Inc.*	33,550	$600,881

		4,346,300

Leisure Equipment & Products - 0.07%
Johnson Outdoors, Inc., Class A*	3,950	105,939
Summer Infant, Inc.*	43,200	119,664

		225,603

Machinery - 2.68%
Accuride Corp.*	102,200	525,308
American Railcar Industries, Inc.+	31,000	1,216,130
Ampco-Pittsburgh Corp.	17,905	320,858
Briggs & Stratton Corp.	54,450	1,095,534
Cleantech Solutions International, Inc.*,+	12,000	64,560
FreightCar America, Inc.	21,100	436,348
Greenbrier Cos., Inc.*	46,700	1,154,891
Hardinge, Inc.	27,000	417,150
Hyster-Yale Materials Handling, Inc.	2,700	242,109
Kadant, Inc.	5,000	167,950
Key Technology, Inc.*	1,950	27,086
L.B. Foster Co., Class A	1,750	80,045
L.S. Starrett Co., Class A (The)	8,200	90,200
Lydall, Inc.*	40,050	687,658
Miller Industries, Inc.	20,550	348,939
Mueller Water Products, Inc., Class A	7,200	57,528
NN, Inc.	29,500	459,020
Supreme Industries, Inc., Class A*	30,450	194,271
Tecumseh Products Co., Class A*	15,000	134,250
Titan International, Inc.	33,000	483,120

		8,202,955

Marine - 0.20%
Eagle Bulk Shipping, Inc.*,+	48,887	351,009
International Shipholding Corp.	7,850	215,404
Ultrapetrol Bahamas, Ltd.*	10,900	40,766

		607,179

Media - 1.92%
A.H. Belo Corp., Class A	33,800	265,330
Ballantyne Strong, Inc.*	14,300	60,918
Cumulus Media, Inc., Class A*,+	69,865	370,284
Dex Media, Inc.*,+	14,400	117,072

Industry Company	Shares	Value

Media (continued)
Digital Generation, Inc.*	40,210	$519,915
E.W. Scripps Co., Class A (The)*	34,600	634,910
Entercom Communications Corp., Class A*,+	37,050	325,299
Gray Television, Inc.*	58,950	462,758
Harte-Hanks, Inc.	67,500	596,025
Journal Communications, Inc., Class A*	47,450	405,697
McClatchy Co., Class A (The)*,+	100,000	300,000
Radio One, Inc., Class D*	110,350	296,842
Reading International, Inc., Class A*	9,900	65,043
Salem Communications Corp., Class A	64,700	535,716
Scholastic Corp.	31,900	913,935

		5,869,744

Metals & Mining - 1.56%
A.M. Castle & Co.*	60,900	980,490
Century Aluminum Co.*	46,400	373,520
Friedman Industries, Inc.	3,500	35,000
Golden Star Resources, Ltd.*,+	287,500	115,000
Horsehead Holding Corp.*	8,900	110,894
Kaiser Aluminum Corp.	13,000	926,250
Materion Corp.	30,600	981,036
Olympic Steel, Inc.	18,000	500,040
Revett Minerals, Inc.*	60,000	67,800
SunCoke Energy, Inc.*	39,500	671,500

		4,761,530

Multiline Retail - 0.28%
Bon-Ton Stores, Inc. (The)+	9,050	95,478
Fred’s, Inc., Class A	16,250	254,312
Tuesday Morning Corp.*	32,950	503,146

		852,936

Oil, Gas & Consumable Fuels - 5.77%
Adams Resources & Energy, Inc.	400	22,204
Alon USA Energy, Inc.	51,550	526,326
Bill Barrett Corp.*,+	69,700	1,750,167
BioFuel Energy Corp.*,+	10,000	36,500
Callon Petroleum Co.*	56,300	307,961
Carrizo Oil & Gas, Inc.*	20,000	746,200
Clayton Williams Energy, Inc.*	5,600	293,832
Cloud Peak Energy, Inc.*	44,300	649,881
Comstock Resources, Inc.	41,000	652,310

www.bridgewayomni.com	17

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Crosstex Energy, Inc.	82,600	$1,725,514
Delek US Holdings, Inc.	22,900	482,961
Double Eagle Petroleum Co.*	12,050	36,150
EPL Oil & Gas, Inc.*	11,300	419,343
Equal Energy, Ltd.	40,000	188,400
Forest Oil Corp.*	35,500	216,550
Gran Tierra Energy, Inc.*	60,200	426,818
Green Plains Renewable Energy, Inc.	51,450	825,772
Hallador Energy Co.	71,600	522,680
James River Coal Co.*	20,900	41,382
Knightsbridge Tankers, Ltd.	30,000	305,100
L&L Energy, Inc.*,+	65,200	82,804
Miller Energy Resources, Inc.*,+	88,000	638,880
PDC Energy, Inc.*	15,380	915,725
Penn Virginia Corp.*	92,900	617,785
Renewable Energy Group, Inc.*	22,644	343,057
Resolute Energy Corp.*	103,900	868,604
REX American Resources Corp.*	10,550	324,307
Sanchez Energy Corp.*,+	14,000	369,740
Stone Energy Corp.*	45,300	1,469,079
Swift Energy Co.*	34,100	389,422
Teekay Tankers, Ltd., Class A+	80,800	211,696
U.S. Energy Corp.*	20,200	42,622
W&T Offshore, Inc.	47,800	847,016
Warren Resources, Inc.*	120,780	353,885

		17,650,673

Paper & Forest Products - 1.14%
KapStone Paper & Packaging Corp.	20,575	880,610
Mercer International, Inc.*	66,850	473,966
PH Glatfelter Co.	29,500	798,565
Resolute Forest Products*	99,700	1,318,034

		3,471,175

Personal Products - 0.07%
Nutraceutical International Corp.	8,950	212,473

Professional Services - 2.37%
Barrett Business Services, Inc.	10,800	726,948
CBIZ, Inc.*,+	121,275	902,286
CDI Corp.	35,700	546,567
FTI Consulting, Inc.*	16,000	604,800

Industry Company	Shares	Value

Professional Services (continued)
Heidrick & Struggles International, Inc.	43,240	$824,154
Hudson Global, Inc.*	34,300	111,132
ICF International, Inc.*	19,000	672,790
Kelly Services, Inc., Class A	22,300	434,181
Navigant Consulting, Inc.*	99,500	1,538,270
RCM Technologies, Inc.	400	2,412
RPX Corp.*	7,796	136,664
VSE Corp.	15,830	743,219

		7,243,423

Road & Rail - 0.69%
Arkansas Best Corp.	26,500	680,255
Celadon Group, Inc.	4,400	82,148
Covenant Transportation Group, Inc., Class A*	42,550	269,767
Marten Transport, Ltd.	37,966	651,117
Saia, Inc.*	4,725	147,325
Universal Truckload Services, Inc.	7,503	200,030
USA Truck, Inc.*	9,635	86,330

		2,116,972

Semiconductors & Semiconductor Equipment - 1.87%
Advanced Energy Industries, Inc.*	11,800	206,736
Alpha & Omega Semiconductor, Ltd.*	40,000	336,400
AXT, Inc.*	40,300	94,302
Integrated Silicon Solution, Inc.*	36,394	396,331
Kulicke & Soffa Industries, Inc.*	86,600	1,000,230
Magnachip Semiconductor Corp.*	33,100	712,643
Pericom Semiconductor Corp.*	41,500	323,700
Photronics, Inc.*	118,170	925,271
Spansion, Inc., Class A*	131,300	1,324,817
Ultra Clean Holdings, Inc.*	57,000	393,870

		5,714,300

Software - 0.29%
GSE Systems, Inc.*	35,000	54,950
Net 1 UEPS Technologies, Inc.*,+	15,700	188,557
NetSol Technologies, Inc.*,+	11,100	111,333
TeleCommunication Systems, Inc., Class A*	131,300	322,998
Telenav, Inc.*	31,500	183,960

18	Quarterly Report | September 30, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Software (continued)
Voltari Corp.*	2,100	$11,193

		872,991

Specialty Retail - 2.11%
Barnes & Noble, Inc.*	43,800	566,772
Books-A-Million, Inc.*	350	840
Brown Shoe Co., Inc.	25,150	590,270
Build-A-Bear Workshop, Inc.*	3,800	26,524
Citi Trends, Inc.*	33,050	577,714
Destination XL Group, Inc.*	31,500	203,805
hhgregg, Inc.*	20,000	358,200
Office Depot, Inc.*	368,000	1,777,440
Pep Boys-Manny, Moe & Jack (The)*	25,000	311,750
Sonic Automotive, Inc., Class A	24,650	586,670
Stein Mart, Inc.	32,400	444,528
TravelCenters of America LLC*	54,150	425,077
West Marine, Inc.*	22,679	276,684
Wet Seal, Inc., Class A (The)*	79,350	311,846

		6,458,120

Textiles, Apparel & Luxury Goods - 1.24%
Crown Crafts, Inc.	21,000	151,200
Delta Apparel, Inc.*	13,200	218,592
Joe’s Jeans, Inc.*	193,000	206,510
Jones Group, Inc. (The)	36,400	546,364
Perry Ellis International, Inc.	19,800	373,032
Rocky Brands, Inc.	16,150	281,171
Skechers U.S.A., Inc., Class A*	31,600	983,076
Unifi, Inc.*	43,600	1,018,496

		3,778,441

Thrifts & Mortgage Finance - 4.51%
Astoria Financial Corp.	120,900	1,503,996
Banc of California, Inc.	9,100	125,853
Bank Mutual Corp.	121,800	763,686
BankFinancial Corp.	44,100	393,372
Berkshire Hills Bancorp, Inc.	10,000	251,100
Brookline Bancorp, Inc.	30,000	282,300
Camco Financial Corp.*	26,255	105,808
Cape Bancorp, Inc.	26,100	239,076
Doral Financial Corp.*	2,805	53,519
ESB Financial Corp.	35,649	454,525
ESSA Bancorp, Inc.	35,000	364,700

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C	16,500	$550,770
First Defiance Financial Corp.	20,750	485,342
First Financial Northwest, Inc.	26,400	275,352
Flagstar Bancorp, Inc.*	59,500	878,220
Franklin Financial Corp.	15,873	300,952
Heritage Financial Group, Inc.	12,200	212,524
Home Bancorp, Inc.*	14,000	252,840
Home Loan Servicing Solutions, Ltd.	16,500	363,165
HomeStreet, Inc.	5,300	102,290
HopFed Bancorp, Inc.	23,500	262,965
Laporte Bancorp, Inc.	11,000	115,060
Meta Financial Group, Inc.	11,500	437,000
NASB Financial, Inc.*,+	2,600	71,318
Northwest Bancshares, Inc.	20,000	264,400
OceanFirst Financial Corp.	50,488	853,752
Provident Financial Holdings, Inc.	26,600	441,826
Provident Financial Services, Inc.	67,400	1,092,554
Provident New York Bancorp	24,200	263,538
Pulaski Financial Corp.	800	8,248
Riverview Bancorp, Inc.*	50,000	131,500
Security National Financial Corp., Class A*	72,000	436,320
Territorial Bancorp, Inc.	21,900	481,143
Timberland Bancorp, Inc.	7,000	63,000
United Community Bancorp	10,000	102,500
United Community Financial Corp.*	39,163	152,344
Westfield Financial, Inc.	53,000	374,180
WSFS Financial Corp.	4,870	293,418

		13,804,456

Trading Companies & Distributors - 1.58%
AeroCentury Corp.*	5,500	111,650
Aircastle, Ltd.	101,500	1,767,115
CAI International, Inc.*	22,000	511,940
Rush Enterprises, Inc., Class A*	58,600	1,553,486
TAL International Group, Inc.+	12,000	560,760
Willis Lease Finance Corp.*	20,750	326,397

		4,831,348

www.bridgewayomni.com	19

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services - 0.48%
Leap Wireless International, Inc.*,+	36,000	$568,440
Shenandoah Telecommunications Co.	15,700	378,370
USA Mobility, Inc.	37,300	528,168

		1,474,978

TOTAL COMMON STOCKS - 99.80%		305,236,924

(Cost $243,802,305)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.40%
BlackRock FedFund	0.01%	1,218,778	1,218,778

TOTAL MONEY MARKET FUND - 0.40%			1,218,778

(Cost $1,218,778)

TOTAL INVESTMENTS - 100.20%			$306,455,702
(Cost $245,021,083)
Liabilities in Excess of Other Assets - (0.20%)			(606,268)

NET ASSETS - 100.00%			$305,849,434

*	Non-income producing security.
^	Rate disclosed as of September 30, 2013.
+	This security or a portion of the security is out on loan as of September 30, 2013. Total loaned securities had a value of $12,396,292 at September 30, 2013.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$305,236,924	$—	$—	$305,236,924
Money Market Fund	—	1,218,778	—	1,218,778

TOTAL	$305,236,924	$1,218,778	$—	$306,455,702

See Notes to Quarterly Schedule of Investments.

20	Quarterly Report | September 30, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of September 30, 2013 (each, a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2013, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last trading price for the security on the exchange on which the security last traded. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

www.bridgewayomni.com	21

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost. Therefore, the money market funds are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2013 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2013, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, FASB issued ASU No. 2013-01, which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have

22	Quarterly Report | September 30, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2013, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Omni Small-Cap Value	$ 10,899,554	$ 11,261,464
Omni Tax-Managed Small-Cap Value	12,396,292	12,940,220

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2013, the collateral consisted of an overnight government fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2013, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 69,158,470	$ 67,230,310
Gross depreciation (excess of tax cost over value)	(5,225,126)	(5,828,988)
Net unrealized depreciation	$ 63,933,344	$ 61,401,322
Cost of investments for income tax purposes	$ 230,232,114	$ 245,054,380

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

www.bridgewayomni.com	23

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	11/13/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	11/13/2013

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11/13/2013

*	Print the name and title of each signing officer under his or her signature.